UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: The following 11 series of Wells Fargo Funds Trust have a January 31 fiscal year end:

Wells Fargo Advantage Alternative Strategies Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Intrinsic Value Fund, Wells Fargo Advantage Large Cap Core Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage Omega Growth Fund, and Wells Fargo Advantage Premier Large Company Growth Fund. Each series has n July 31 fiscal year end.

Date of reporting period: January 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Alternative Strategies Fund

Semi-Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Alternative Strategies Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the Fed’s monetary policymaking body, kept its key interest rate near zero.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Alternative Strategies Fund for the six-month period that ended January 31, 2015. The period was marked by continued geopolitical uncertainty as the U.S. and Europe confronted Russia over Ukraine. In addition, expectations that the U.S. Federal Reserve (Fed) would begin raising interest rates in mid-2015 led the U.S. dollar to strengthen against most major currencies, dampening returns for U.S. dollar–based investors. The S&P 500 Index1, a proxy for U.S. large-cap stocks, ended the period with a 4.37% gain, while the MSCI EAFE Index (Net)2, a proxy for international developed markets, ended the period with a 4.31% loss.

Major central banks continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the Fed’s monetary policymaking body, kept its key interest rate near zero. This tended to support global markets given the Fed’s role in providing investor liquidity. The FOMC ended its bond-buying program in October 2014 and issued guidance that led investors to expect an interest-rate hike in mid-2015.

The European Central Bank maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In Japan, the Bank of Japan (BoJ) maintained an aggressive monetary program aimed at combating deflation. In October 2014, the BoJ surprised investors by expanding its program of quantitative easing in an effort to support Japan’s struggling economy.

The backdrop of a challenging geopolitical situation and slowing global growth caused significant volatility.

Geopolitical events were major negatives throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in early 2014 and continued throughout the reporting period. As of January 2015, it seemed unlikely that the situation would result in a war between Russia and the West, though a civil war raged in Ukraine. However, economic sanctions from the West against Russia and from Russia against the West contributed to slower growth in Europe, a key Russian trading partner. In the Middle East, the advance of Islamic militants in Syria and Iraq led to airstrikes by the U.S. and its allies.

The U.S. continued to outperform other developed economies, posting 2.6% annualized gross domestic product (GDP) growth in the fourth quarter according to initial estimates. The unemployment rate also continued its slow improvement, declining from 6.1% in August 2014 to 5.7% in January 2015. The positive economic news boosted U.S. stocks and also fed expectations that the Fed would increase the federal funds rate.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for MSCI EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	3

By contrast, the 28 countries in the European Union showed collective annualized GDP growth of 1.3% in the fourth quarter, hurt by sanctions against Russia (a major trading partner) and continued weakness in countries such as Italy and Greece. Slower European growth and expectations of higher U.S. interest rates sent the euro lower during the reporting period, pressuring European returns for U.S. dollar–denominated investors. Late in January, a far-left political party, Syriza, won national elections in Greece with the promise to renegotiate the country’s debt, raising the possibility of credit-related turmoil in the eurozone.

Returns in Asia were dampened by an uneven Japanese economy. An increased sales tax weighed on the country’s consumers, even as a weaker yen boosted exports. After Japan’s economy contracted in the second and third quarters of 2014, the country showed signs of expansion in the fourth quarter. Even though Japan’s stock market posted a gain for the period in local currency terms, the weaker yen turned that gain into a loss for U.S. dollar–based investors.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Slower European growth and expectations of higher U.S. interest rates sent the euro lower during the reporting period, pressuring European returns for U.S. dollar–denominated investors.

4	Wells Fargo Advantage Alternative Strategies Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

The Rock Creek Group, LP

Chilton Investment Company, LLC

Mellon Capital Management Corporation

Passport Capital, LLC

Pine River Capital Management L.P.

River Canyon Fund Management, LLC

Sirios Capital Management, L.P.

Wellington Management Company, LLP

Portfolio managers

Sudhir Krisnamurthi

Ronald van der Wouden

Kenneth LaPlace

Richard L. Chilton, Jr.

Vassilis Dagioglu

John Burbank

Tim Garry

James Clark

Aaron Zimmerman

Lucy DeStefano

Soon Pho

John F. Brennan, Jr.

Kent M. Stahl, CFA

Gregg R. Thomas, CFA

Average annual total returns (%) as of January 31, 2015

		Including sales charge	Excluding sales charge	Expense ratios[1] (%)
	Inception date	Since inception	Since inception	Gross	Net[2]
Class A (WALTX)	4-30-2014	(1.22)	4.80	3.84	3.11
Class C (WACTX)	4-30-2014	3.20	4.20	4.59	3.86
Administrator Class (WADTX)	4-30-2014	–	4.90	3.68	2.96
Institutional Class (WAITX)	4-30-2014	–	5.00	3.41	2.86
Barclays U.S. Aggregate Bond Index[3]	–	–	5.34	–	–
Credit Suisse Liquid Alternatives Beta Index[4]	–	–	2.28	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

The Fund does not invest directly in hedge funds but pursues similar strategies to those typically used by hedge funds. The Fund invests using alternative investment strategies such as equity hedged, event driven, global macro, and relative value, which are speculative and entail a high degree of risk. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, convertible securities risk, loan risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	5

Sector allocation[5] as of January 31, 2015
	Gross exposure (%)	Net exposure (%)
Consumer Discretionary	19	24
Consumer Staples	5	7
Energy	8	1
Financials	10	14
Health Care	13	14
Industrials	9	11
Information Technology	12	7
Materials	7	8
Telecommunication Services	2	3
Utilities	0	1
Other	15	10
	100	100

Ten largest long position holdings[6] (%) as of January 31, 2015
AQR Managed Futures Strategy Fund Class I	7.62
Medtronic plc	1.21
Becton Dickinson & Company	0.89
CF Industries Holdings Incorporated	0.79
Verizon Communications Incorporated	0.78
Google Incorporated Class A	0.73
W.R. Grace & Company	0.71
Time Warner Cable Incorporated	0.69
Actavis plc	0.65
CBS Corporation Class B	0.65

Ten largest short position holdings[6] (%) as of January 31, 2015
SPDR S&P 500 ETF	(2.31)
International Business Machines Corporation	(0.59)
Corning Incorporated	(0.53)
Schlumberger Limited	(0.52)
Infosys Limited ADR	(0.50)
Motorola Solutions Incorporated	(0.48)
Express Scripts Holding Company	(0.45)
Comcast Corporation Class A	(0.44)
Adobe Systems Incorporated	(0.43)
Amazon.com Incorporated	(0.41)

Strategy allocation[7] as of January 31, 2015

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 2.50% for Class A, 3.25% for Class C, 2.35% for Administrator Class, and 2.25% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividends and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a subadviser of the Fund, are included in the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[4]	The Credit Suisse Liquid Alternatives Beta Index reflects the returns of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers, as represented by the Credit Suisse Hedge Fund Index. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[6]	The ten largest long and short position holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Strategy allocation is subject to change and may have changed since the date specified. Cash shown is the sweep cash position of the Fund, and excludes any cash or cash equivalents that may be pledged as collateral for other investments of the Fund.

6	Wells Fargo Advantage Alternative Strategies Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,039.70	$15.42	3.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.08	$15.20	3.00%
Class C
Actual	$1,000.00	$1,035.78	$19.24	3.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,006.30	$18.96	3.75%
Administrator Class
Actual	$1,000.00	$1,039.66	$14.65	2.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.84	$14.44	2.85%
Institutional Class
Actual	$1,000.00	$1,040.65	$14.14	2.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.34	$13.94	2.75%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	7

Security name	Shares	Value

Common Stocks: 50.56%

Consumer Discretionary: 11.23%

Auto Components: 0.01%
Musashi Seimitsu Industry Company Limited	800	$15,063

Automobiles: 0.09%
Chongqing Changchun Automobile Class B	10,000	25,013
Fiat Chrysler Automobiles NV †	1,545	20,377
General Motors Company	1,836	59,890

		105,280

Diversified Consumer Services: 0.13%
Service Corporation International	4,447	100,636
Sotheby’s	1,152	49,018

		149,654

Hotels, Restaurants & Leisure: 2.39%
Bloomin’ Brands Incorporated †	6,329	156,421
Boyd Gaming Corporation †	4,501	58,783
Buffalo Wild Wings Incorporated †	1,561	278,358
Caesars Acquisition Company Class A †	73	572
Caesars Entertainment Corporation †	520	5,663
Carnival Corporation (b)	7,012	308,248
ClubCorp Holdings Incorporated	1,452	24,699
Compass Group plc	2,366	40,793
Domino’s Pizza Incorporated	4,440	439,782
Mandarin Oriental International Limited	10,000	16,377
McDonald’s Corporation	2,399	221,763
Melco Crown Entertainment Limited ADR	550	13,200
Norwegian Cruise Line Holdings Limited †	277	12,122
Pinnacle Entertainment Incorporated †	1,089	23,032
Sands China Limited	6,800	33,105
Sonic Corporation	10,490	317,532
Starbucks Corporation	1,620	141,799
Wyndham Worldwide Corporation	5,714	478,776
Wynn Macau Limited	26,200	72,552
Wynn Resorts Limited (b)	613	90,693

		2,734,270

Household Durables: 0.18%
Electrolux AB Class B	765	23,546
GoPro Incorporated Class A †	465	23,134
Whirlpool Corporation	792	157,671

		204,351

Internet & Catalog Retail: 0.38%
Amazon.com Incorporated †	173	61,334
Groupon Incorporated †	4,800	34,368
HSN Incorporated	350	27,104
Netflix Incorporated †	114	50,365

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Internet & Catalog Retail (continued)
The Priceline Group Incorporated †(b)	258	$260,446
Wayfair Incorporated Class A †	285	5,575

		439,192

Media: 4.98%
Avex Group Holdings Incorporated	700	11,804
British Sky Broadcasting plc	1,403	19,565
CBS Corporation Class B	13,500	739,936
Charter Communication Incorporated †(b)	2,500	377,788
Clear Channel Outdoor Holdings Incorporated	7,054	63,839
Comcast Corporation Class A	5,035	267,585
DHX Media Limited	2,695	18,367
DIRECTV Group Incorporated †(b)	7,772	662,796
Discovery Communications Incorporated Class A (b)	835	24,202
Discovery Communications Incorporated Class C †(b)	835	23,280
DISH Network Corporation †	8,910	626,818
Liberty Global plc Class A	6,579	307,371
Loral Space & Communications Incorporated †	275	19,775
PagesJaunes SA †	13,105	11,000
ProSiebenSat.1 Media AG	652	28,863
Quebecor Incorporated	700	17,545
SES SA	1,126	41,018
Sirius XM Holdings Incorporated †(b)	36,095	128,137
The Walt Disney Company	4,700	427,512
Time Warner Cable Incorporated (b)	5,777	786,423
Time Warner Incorporated	7,596	591,956
Tribune Media Company Class A	120	7,067
Twenty-First Century Fox Incorporated	9,889	327,920
Viacom Incorporated Class B	2,643	170,262

		5,700,829

Multiline Retail: 0.80%
Dollar General Corporation †	7,766	520,788
Dollar Tree Incorporated †	2,455	174,551
Family Dollar Stores Incorporated	2,200	167,420
Intime Retail Group Company Limited	34,905	21,468
Marks & Spencer Group plc	2,234	16,239
Tuesday Morning Corporation †	890	15,753

		916,219

Specialty Retail: 2.05%
Advance Auto Parts Incorporated	403	64,077
AutoZone Incorporated †	662	395,188
Baoxin Auto Group Limited	23,000	13,166
Best Buy Company Incorporated	10,054	353,901
CST Brands Incorporated	530	22,843
GNC Holdings Incorporated Class A	382	16,938
L Brands Incorporated	295	24,966
Lowe’s Companies Incorporated	966	65,456
Luk Fook Holdings International Limited	6,000	22,266

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	9

Security name	Shares	Value

Specialty Retail (continued)
Office Depot Incorporated †	745	$5,662
Penske Auto Group Incorporated (b)	4,521	218,590
PetSmart Incorporated	3,463	282,944
Signet Jewelers Limited	200	24,222
The Home Depot Incorporated	3,888	405,985
Tiffany & Company	2,224	192,687
TJX Companies Incorporated	3,341	220,306
Vitamin Shoppe Incorporated †	344	14,541
Zhongsheng Group Holdings Limited	5,345	4,650

		2,348,388

Textiles, Apparel & Luxury Goods: 0.22%
Kate Spade & Company †	270	8,513
Michael Kors Holdings Limited †	40	2,832
Nike Incorporated Class B	2,064	190,404
Samsonite International SA	12,900	39,150
Vera Bradley Incorporated †	561	10,698

		251,597

Consumer Staples: 3.56%

Beverages: 1.57%
Anheuser-Busch InBev NV ADR	4,103	500,853
Anheuser-Busch InBev NV	773	94,280
Brown-Forman Corporation Class B	3,198	284,206
C&C Group plc	5,152	20,081
Constellation Brands Incorporated Class A †	6,152	679,488
Diageo plc	2,243	66,394
Monster Beverage Corporation †	400	46,780
The Coca-Cola Company	2,035	83,781
Treasury Wine Estates Limited	5,298	20,142

		1,796,005

Food & Staples Retailing: 0.84%
Costco Wholesale Corporation	2,764	395,224
CVS Health Corporation	1,218	119,559
E-MART Company Limited	77	14,610
Seven & I Holdings Company Limited	500	18,297
Wal-Mart Stores Incorporated	4,907	416,997

		964,687

Food Products: 0.89%
Archer Daniels Midland Company	3,323	154,951
Greencore Group plc	6,105	28,314
Kraft Foods Group Incorporated	3,033	198,177
Lindt & Spruengli AG	7	440,965
Mondelez International Incorporated Class A	1,255	44,226
Nestle SA	658	50,252
Post Holdings Incorporated †	360	17,010
TreeHouse Foods Incorporated †	210	19,047

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Food Products (continued)
Unilever NV	434	$18,820
Unilever NV ADR	1,111	48,184

		1,019,946

Household Products: 0.06%
Svenska Cellulosa AB Class B	703	16,945
The Procter & Gamble Company	613	51,670

		68,615

Tobacco: 0.20%
British American Tobacco plc	1,416	79,885
Imperial Tobacco Group plc	1,194	56,081
Lorillard Incorporated	1,456	95,528

		231,494

Energy: 3.74%

Energy Equipment & Services: 0.87%
Baker Hughes Incorporated (b)	4,605	267,020
Halliburton Company (b)	13,327	532,947
Hilong Holding Limited	60,000	18,523
McDermott International Incorporated †	1,930	4,343
National Oilwell Varco Incorporated	374	20,357
Patterson-UTI Energy Incorporated	1,085	18,619
Petroleum Geo-Services ASA	865	4,703
Schlumberger Limited	1,349	111,144
Trican Well Service Limited	5,880	22,674

		1,000,330

Oil, Gas & Consumable Fuels: 2.87%
Anadarko Petroleum Corporation (b)	3,104	253,752
BG Group plc	3,161	42,161
Cabot Oil & Gas Corporation	1,071	28,382
Cameco Corporation	800	11,257
Canadian Natural Resources Limited	1,010	29,229
Chevron Corporation	735	75,360
China Suntien Green Energy Corporation Class H	51,590	11,542
Cobalt International Energy Incorporated †	2,820	25,718
Devon Energy Corporation (b)	9,637	580,822
DHT Holdings Incorporated	612	4,498
Diamondback Energy Incorporated †	257	17,730
Enbridge Incorporated	623	30,172
Energen Corporation	139	8,815
Energy Transfer Equity LP	8,031	477,202
EOG Resources Incorporated (b)	3,735	332,527
EQT Corporation	154	11,464
Euronav SA	752	8,776
Exxon Mobil Corporation (b)	5,485	479,499
HollyFrontier Corporation	515	18,499
Imperial Oil Limited	1,365	50,746

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Karoon Gas Australia Limited †	7,965	$12,956
Marathon Oil Corporation	625	16,625
Marathon Petroleum Corporation	2,616	242,215
PetroChina Company Limited	24,000	26,062
Pioneer Natural Resources Company	359	54,040
Rice Energy Incorporated †	540	9,223
Royal Dutch Shell plc Class B	900	28,494
Southwestern Energy Company †(b)	12,602	312,404
Total SA	580	29,772
Tsakos Energy Navigation Limited	3,575	24,668
Valero Energy Corporation	378	19,989
Western Refining Incorporated	67	2,488
Whiting Petroleum Corporation †	240	7,205

		3,284,292

Financials: 6.17%

Banks: 2.01%
Alpha Bank AE †	23,790	8,692
Banca Popolare dell’Emilia Romagna Scarl †	2,944	19,855
Banco Bilbao Vizcaya Argentaria SA	2,519	21,518
Bangkok Bank PCL - Non-voting	2,900	16,859
Bank of America Corporation	48,368	732,775
Bank of Nova Scotia	797	38,288
Barclays plc	2,182	7,663
China Construction Bank	25,500	20,412
Citigroup Incorporated	4,258	199,913
Comerica Incorporated (b)	4,511	187,207
HDFC Bank Limited ADR	453	25,812
HSBC Holdings plc	4,600	42,086
Industrial & Commercial Bank of China Limited Class H	34,000	24,246
JPMorgan Chase & Company	3,203	174,179
KeyCorp (b)	10,190	132,368
Mitsubishi UFJ Financial Group Incorporated	5,200	27,634
Piraeus Bank SA †	29,116	16,941
PNC Financial Services Group Incorporated	913	77,185
Signature Bank †	4,353	509,867
Svenska Handelsbanken AB	399	18,894

		2,302,394

Capital Markets: 1.26%
Affiliated Managers Group Incorporated †(b)	968	198,943
Anima Holding SpA †	5,153	25,744
Apollo Global Management LLC (b)	4,705	117,013
Ares Capital Corporation	795	13,237
Banca Generali SpA	704	19,667
BlackRock Incorporated	158	53,801
Fortress Investment Group LLC Class A	8,650	61,761
Henderson Group plc	7,218	25,730
Ichiyoshi Securities Company Limited	2,500	25,293

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
Julius Baer Group Limited	1,417	$57,649
Lazard Limited	1,359	62,242
Matsui Securities Company Limited	680	5,751
Motors Liquidation Company GUC Trust	3,504	57,466
The Blackstone Group LP (b)	8,515	317,950
WL Ross Holding Corporation †	40,000	396,400

		1,438,647

Consumer Finance: 0.36%
Ally Financial Incorporated †	4,400	82,324
Discover Financial Services	3,565	193,865
Santander Consumer USA Holdings Incorporated	7,970	142,265

		418,454

Diversified Financial Services: 0.71%
BM&F Bovespa SA	3,600	12,209
Bolsas y Mercados Espanoles	149	6,125
McGraw Hill Financial Incorporated	4,708	421,083
Moody’s Corporation	4,120	376,280

		815,697

Insurance: 0.55%
ACE Limited	475	51,281
Ageas NV	447	15,307
Ambac Financial Group Incorporated †(b)	5,270	128,852
American International Group Incorporated	1,347	65,828
Assicurazioni Generali SpA	1,365	28,809
Delta Lloyd NV	1,298	24,524
Direct Line Insurance Group plc	5,823	27,308
Marsh & McLennan Companies Incorporated	400	21,508
MetLife Incorporated	1,365	63,473
Principal Financial Group Incorporated	584	27,407
T&D Holdings Incorporated	3,000	33,785
W.R. Berkley Corporation	1,173	57,465
Zurich Financial Services AG	259	85,879

		631,426

Real Estate Management & Development: 0.24%
Castellum AB	1,357	21,338
City Developments Limited	2,000	14,824
Deutsche Annington Immobilien SE	1,324	45,985
Deutsche Wohnen AG	783	20,340
Leopalace21 Corporation †	4,500	29,116
Mitsui Fudosan Company Limited	1,060	26,798
Realogy Holdings Corporation †	2,467	114,716

		273,117

REITs: 1.04%
AvalonBay Communities Incorporated	194	33,560
Campus Crest Communities Incorporated	15,726	108,352

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	13

Security name	Shares	Value

REITs (continued)
Colony Financial Incorporated (b)	9,218	$230,911
Columbia Property Trust Incorporated	564	13,801
Icade SA	196	17,108
Lamar Advertising Company (b)	3,314	185,650
National Storage REIT	15,449	17,613
NorthStar Realty Finance Corporation	29,887	565,163
Two Harbors Investment Corporation	1,568	16,182

		1,188,340

Health Care: 8.88%

Biotechnology: 0.74%
Agios Pharmaceuticals Incorporated †	115	13,331
Alnylam Pharmaceuticals Incorporated †	285	26,742
Arena Pharmaceuticals Incorporated †	1,865	8,038
Biogen Idec Incorporated †	70	27,241
Celgene Corporation †	250	29,790
Five Prime Therapeutics Incorporated †	230	6,051
Gilead Sciences Incorporated †(b)	5,353	561,155
Incyte Corporation †	315	25,109
Innate Pharma SA †	730	7,537
Portola Pharmaceuticals Incorporated †	291	8,273
PTC Therapeutics Incorporated †	230	12,629
Receptos Incorporated †	74	8,153
Regeneron Pharmaceuticals Incorporated †	117	48,749
Regulus Therapeutics Incorporated †	320	6,128
Tesaro Incorporated †	818	32,908
Vertex Pharmaceuticals Incorporated †	265	29,187

		851,021

Health Care Equipment & Supplies: 2.35%
Becton Dickinson & Company	7,409	1,023,035
Corindus Vascular Robotics Incorporated †	3,835	16,299
Intuitive Surgical Incorporated †(b)	313	154,772
Medtronic plc	19,433	1,387,545
Nikkiso Company Limited	2,000	17,601
St. Jude Medical Incorporated	1,525	100,452

		2,699,704

Health Care Providers & Services: 2.33%
Aetna Incorporated	1,981	181,895
Anthem Incorporated (b)	2,353	317,561
Brookdale Senior Living Incorporated †	4,838	163,283
Cardinal Health Incorporated (b)	4,265	354,806
Cigna Corporation	4,018	429,243
Envision Healthcare Holdings Incorporated †	736	25,304
HCA Holdings Incorporated †(b)	4,286	303,448
McKesson Corporation (b)	1,478	314,297
UnitedHealth Group Incorporated (b)	3,546	376,763
Universal Health Services Incorporated Class B (b)	1,959	200,856

		2,667,456

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Health Care Technology: 0.01%
Careview Communications Incorporated †	14,890	$6,701

Life Sciences Tools & Services: 0.30%
Illumina Incorporated †	156	30,450
Thermo Fisher Scientific Incorporated	2,491	311,898

		342,348

Pharmaceuticals: 3.15%
Actavis plc †	2,791	743,913
Allergan Incorporated (b)	2,897	635,196
Almirall SA †	665	11,601
AstraZeneca plc	1,172	83,429
AstraZeneca plc ADR	1,562	110,964
Bristol-Myers Squibb Company	3,003	180,991
China Shineway Pharmaceutical Group Limited	6,000	9,400
Eisai Company Limited	500	24,929
Endo International plc †	993	78,926
Johnson & Johnson	645	64,590
Merck & Company Incorporated (b)	5,968	359,751
Mylan Laboratories Incorporated †	679	36,089
Novartis AG	293	28,554
Ono Pharmaceutical Company Limited	1,025	107,875
Pfizer Incorporated (b)	6,727	210,219
Roche Holdings AG	404	108,885
Takeda Pharmaceutical Company Limited	720	35,971
Teva Pharmaceutical Industries Limited ADR	5,703	324,273
TherapeuticsMD Incorporated †	7,930	32,196
UCB SA	243	18,891
Valeant Pharmaceuticals International Incorporated †	2,495	399,125

		3,605,768

Industrials: 5.58%

Aerospace & Defense: 0.93%
Airbus Group NV	6,398	340,886
DigitalGlobe Incorporated †	1,260	33,881
Lockheed Martin Corporation	280	52,744
Precision Castparts Corporation (b)	985	197,099
Safran SA	337	22,444
TransDigm Group Incorporated	1,791	368,104
United Technologies Corporation	427	49,011

		1,064,169

Air Freight & Logistics: 0.53%
Deutsche Post AG	516	16,699
FedEx Corporation	3,129	529,145
United Parcel Service Incorporated Class B	541	53,472
UTI Worldwide Incorporated †	516	6,125

		605,441

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	15

Security name	Shares	Value

Airlines: 0.01%
AirAsia Bhd	21,100	$16,284

Building Products: 0.44%
Fortune Brands Home & Security Incorporated	10,560	472,982
Owens Corning Incorporated	202	8,090
Sanwa Shutter Corporation	3,400	23,512
Wienerberger AG	330	4,663

		509,247

Commercial Services & Supplies: 0.07%
Clean Harbors Incorporated †	190	8,991
Edenred	1,335	38,369
Knoll Incorporated	1,402	28,727

		76,087

Construction & Engineering: 0.07%
AECOM Technology Corporation †	2,369	60,220
Balfour Beatty plc	6,219	20,795
China Machinery Engineering Corporation	4,560	3,869

		84,884

Electrical Equipment: 0.76%
Acuity Brands Incorporated	2,768	414,896
Capstone Turbine Corporation †	14,270	8,849
Denyo Company Limited	1,200	19,818
Eaton Corporation plc	100	6,309
Generac Holdings Incorporated †	469	20,514
NIDEC Corporation	245	16,672
Polypore International Incorporated †	20	894
Schneider Electric SA	1,148	86,297
SolarCity Corporation †(b)	5,731	278,584
Zumtobel Group AG	745	17,094

		869,927

Industrial Conglomerates: 0.42%
Danaher Corporation	5,133	422,856
Doosan Corporation	146	13,811
General Electric Company	800	19,112
Siemens AG	242	25,564

		481,343

Machinery: 0.81%
Arcam AB †	991	21,402
Atlas Copco AB Class A	1,713	50,720
Kone Oyj Class B	872	39,329
Okuma Corporation	2,000	17,018
Pall Corporation	4,225	408,811
Stanley Black & Decker Incorporated	2,697	252,574
Sulzer AG	211	22,341

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Machinery (continued)
Toro Company	1,729	$112,229

		924,424

Marine: 0.02%
Kuehne & Nagel International AG	146	20,098
Pacific Basin Shipping Limited	4,495	1,658

		21,756

Road & Rail: 1.34%
Canadian National Railway Company	750	49,414
CSX Corporation	600	19,980
DSV AS	1,404	44,223
Hertz Global Holdings Incorporated †	205	4,207
Hitachi Transport System Limited	1,500	19,624
J.B. Hunt Transport Services Incorporated	695	55,329
Kansas City Southern	2,797	307,922
Old Dominion Freight Line Incorporated †(b)	2,571	180,279
Saia Incorporated †(b)	3,167	133,362
Union Pacific Corporation (b)	6,108	715,919

		1,530,259

Trading Companies & Distributors: 0.09%
Fastenal Company	621	27,572
HD Supply Holdings Incorporated †	1,000	28,830
Mitsubishi Corporation	400	6,978
Rexel SA	2,251	42,057

		105,437

Transportation Infrastructure: 0.09%
BBA Aviation plc	11,872	60,546
Jiangsu Express Company Limited	30,000	37,235

		97,781

Information Technology: 6.45%

Communications Equipment: 0.14%
Alcatel-Lucent SA ADR †	3,040	10,488
ARRIS Group Incorporated †	800	20,976
Cisco Systems Incorporated	4,775	125,893
ParkerVision Incorporated †	9,325	9,512

		166,869

Electronic Equipment, Instruments & Components: 0.09%
CDW Corporation of Delaware	86	2,946
Largan Precision Company Limited	400	33,263
TE Connectivity Limited	788	52,315
WPG Holdings Company Limited	14,000	17,382

		105,906

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	17

Security name	Shares	Value

Internet Software & Services: 2.90%
21Vianet Group Incorporated ADR †	330	$5,462
Akamai Technologies Incorporated †	624	36,289
Alibaba Group Holding Limited ADR †	695	61,911
AOL Incorporated †	473	20,457
Baidu Incorporated ADR †(b)	2,534	552,210
CoStar Group Incorporated †	120	22,141
Coupons.com Incorporated †	1,685	24,129
Facebook Incorporated Class A †(b)	7,456	565,986
Gogo Incorporated †	2,165	31,468
Google Incorporated Class A †(b)	1,558	837,503
IAC/InterActive Corporation	123	7,497
Kakaku.com Incorporated	1,300	18,390
LinkedIn Corporation Class A †(b)	532	119,562
Monster Worldwide Incorporated †	4,490	18,544
Pandora Media Incorporated †	605	10,043
Tencent Holdings Limited	18,628	314,190
Twitter Incorporated †	145	5,442
Yahoo! Incorporated †	15,152	666,537

		3,317,761

IT Services: 1.25%
Accenture plc	580	48,737
Automatic Data Processing Incorporated	471	38,872
Cognizant Technology Solutions Corporation Class A †(b)	8,689	470,336
FleetCor Technologies Incorporated †	2,352	330,456
MasterCard Incorporated Class A	3,463	284,070
Optimal Payments plc †	7,215	37,340
Visa Incorporated Class A	879	224,066

		1,433,877

Semiconductors & Semiconductor Equipment: 0.51%
Applied Materials Incorporated	1,300	29,692
GCL-Poly Energy Holdings Limited †	85,865	18,644
Intel Corporation	1,440	47,578
Maxim Integrated Products Incorporated	2,737	90,567
Micron Technology Incorporated †	1,089	31,870
NXP Semiconductors NV †	791	62,758
SK Hynix Incorporated	465	20,086
Spansion Incorporated Class A †	330	11,702
Sumco Corporation	7,545	126,626
SunEdison Incorporated †	1,570	29,406
SunEdison Semiconductor Limited †	1,540	30,122
SunPower Corporation †	495	11,939
Taiwan Semiconductor Manufacturing Company Limited	10,300	45,296
Taiwan Semiconductor Manufacturing Company Limited ADR	1,200	27,252

		583,538

Software: 0.53%
Activision Blizzard Incorporated	1,105	23,089
Adobe Systems Incorporated †	335	23,494

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Software (continued)
Cadence Design Systems Incorporated †	1,621	$29,162
CDK Global Incorporated	1,151	51,979
EnerNOC Incorporated †	1,310	22,558
Intuit Incorporated	920	79,874
Microsoft Corporation	2,467	99,667
Oracle Corporation	1,042	43,649
Salesforce.com Incorporated †	2,245	126,730
SAP AG ADR	1,532	100,132
Tangoe Incorporated †	570	6,515

		606,849

Technology Hardware, Storage & Peripherals: 1.03%
Apple Incorporated	4,241	496,876
EMC Corporation	4,978	129,080
Samsung Electronics Company Limited	17	21,104
Stratasys Limited †	220	17,488
Western Digital Corporation (b)	5,272	512,597

		1,177,145

Materials: 3.29%

Chemicals: 2.79%
Akzo Nobel NV	286	20,604
BASF SE	232	20,750
Cabot Corporation	510	21,629
Celanese Corporation Series A	471	25,321
CF Industries Holdings Incorporated (b)	2,975	908,506
E.I. du Pont de Nemours & Company	700	49,847
Ecolab Incorporated	3,852	399,722
Givaudan SA	5	9,114
Methanex Corporation	440	19,404
Monsanto Company	940	110,901
Platform Specialty Products Corporation †	1,850	38,850
Platform Specialty Products Corporation - Private Placement Shares †(a)(i)	95	1,995
Praxair Incorporated	444	53,542
PTT Global Chemical PCL	11,500	19,852
The Sherwin-Williams Company (b)	2,433	660,000
W.R. Grace & Company †	9,396	814,445
Wacker Chemie AG	200	21,415

		3,195,897

Construction Materials: 0.18%
Eagle Materials Incorporated	612	43,587
Headwaters Incorporated †	824	11,602
Holcim Limited	273	19,086
Lafarge SA	190	13,018
Martin Marietta Materials Incorporated	1,152	124,116

		211,409

Containers & Packaging: 0.04%
Packaging Corporation of America	575	43,614

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	19

Security name	Shares	Value

Metals & Mining: 0.19%
Barrick Gold Corporation	6,007	$76,769
BHP Billiton plc	594	12,902
Constellium NV Class A †	1,053	19,386
Freeport-McMoRan Copper & Gold Incorporated Class B	2,070	34,797
Glencore International plc	3,683	13,732
Reliance Steel & Aluminum Company	735	38,492
Rio Tinto plc ADR	579	25,551

		221,629

Paper & Forest Products: 0.09%
International Paper Company	1,440	75,830
Norbord Incorporated	1,120	24,926

		100,756

Telecommunication Services: 1.34%

Diversified Telecommunication Services: 0.91%
Nippon Telegraph & Telephone Corporation	1,050	62,146
Telenor ASA	3,692	79,314
Verizon Communications Incorporated (b)	19,530	892,716

		1,034,176

Wireless Telecommunication Services: 0.43%
NTT DoCoMo Incorporated	4,260	71,914
SoftBank Corporation	400	23,541
T-Mobile USA Incorporated †	12,714	383,709
Total Access Communication PCL	5,200	14,918

		494,082

Utilities: 0.32%

Electric Utilities: 0.13%
Cheung Kong Infrastructure Holdings Limited	3,900	32,008
Duke Energy Corporation	300	26,142
Edison International	300	20,445
Hokkaido Electric Power Company Incorporated †	3,600	29,079
Kyushu Electric Power Company Incorporated †	1,600	15,440
The Southern Company	230	11,666
Xcel Energy Incorporated	350	13,136

		147,916

Gas Utilities: 0.07%
Snam SpA	5,980	29,259
Towngas China Company Limited	14,000	12,226
Xinao Gas Holdings Limited	6,000	35,468

		76,953

Independent Power & Renewable Electricity Producers: 0.07%
China Longyuan Power Group	45,415	48,743
Vivint Solar Incorporated †	3,880	30,807

		79,550

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name			Shares	Value

Multi-Utilities: 0.03%
Centrica plc			4,498	$19,850
National Grid plc			1,357	19,078

				38,928

Water Utilities: 0.02%
Guangdong Investment Limited			18,760	25,182

Total Common Stocks (Cost $55,488,804)				57,920,361

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 3.66%

Consumer Discretionary: 1.55%

Hotels, Restaurants & Leisure: 0.53%
Caesars Entertainment Operating Company Incorporated (s)	8.50%	2-15-2020	$15,000	11,325
Caesars Entertainment Operating Company Incorporated (s)	9.00	2-15-2020	650,000	484,250
Caesars Entertainment Operating Company Incorporated (s)	11.25	6-1-2017	155,000	117,800

				613,375

Media: 0.36%
iHeartCommunications Incorporated	9.00	3-1-2021	30,000	29,100
iHeartCommunications Incorporated	9.00	9-15-2022	220,000	212,850
iHeartCommunications Incorporated	11.25	3-1-2021	165,000	169,538

				411,488

Specialty Retail: 0.53%
New Albertsons Incorporated	6.63	6-1-2028	5,000	4,125
New Albertsons Incorporated	7.45	8-1-2029	80,000	72,800
New Albertsons Incorporated	7.75	6-15-2026	25,000	23,250
New Albertsons Incorporated	8.00	5-1-2031	295,000	274,350
New Albertsons Incorporated	8.70	5-1-2030	25,000	24,500
Petco Animal Supplies Incorporated 144A	9.25	12-1-2018	195,000	203,288

				602,313

Textiles, Apparel & Luxury Goods: 0.13%
Quiksilver Incorporated 144A	7.88	8-1-2018	170,000	153,850

Financials: 0.98%

Diversified Financial Services: 0.37%
Lehman Brothers Holdings Incorporated (s)	0.00	12-30-2016	655,000	94,975
Lehman Brothers Holdings Incorporated (s)	7.88	5-8-2018	1,350,000	325,339

				420,314

Insurance: 0.37%
Ambac Assurance Corporation 144A	5.10	6-7-2020	368,882	422,831

REITs: 0.24%
Apollo Commercial Real Estate Finance Incorporated	5.50	3-15-2019	5,000	4,934
Starwood Waypoint Residential Trust	3.00	7-1-2019	280,000	256,550
Starwood Waypoint Residential Trust	4.50	10-15-2017	15,000	15,000

				276,484

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.72%

Electrical Equipment: 0.41%
SolarCity Corporation (b)	1.63%	11-1-2019	$535,000	$463,444

Transportation Infrastructure: 0.31%
Teekay Offshore Partners LP	6.00	7-30-2019	400,000	360,000

Information Technology: 0.02%

IT Services: 0.02%
DynCorp International Incorporated	10.38	7-1-2017	20,000	18,050

Materials: 0.26%

Containers & Packaging: 0.14%
Tekni-Plex Incorporated 144A	9.75	6-1-2019	145,000	156,963

Metals & Mining: 0.12%
Thompson Creek Metals Company Incorporated	7.38	6-1-2018	195,000	143,813

Telecommunication Services: 0.13%

Wireless Telecommunication Services: 0.13%
T-Mobile USA Incorporated	6.38	3-1-2025	150,000	153,938

Total Corporate Bonds and Notes (Cost $4,567,834)				4,196,863

			Shares
Exchange-Traded Funds: 0.21%
iShares MSCI ACWI ETF			4,227	244,025

Total Exchange-Traded Funds (Cost $250,190)				244,025

			Principal

Foreign Corporate Bonds and Notes @: 0.36%

Consumer Discretionary: 0.36%

Diversified Consumer Services: 0.25%
Odeon & UCI Finco plc (GBP)	9.00	8-1-2018	190,000	280,455

Textiles, Apparel & Luxury Goods: 0.11%
Boardriders SA (EUR)	8.88	12-15-2017	125,000	129,964

Total Foreign Corporate Bonds and Notes (Cost $472,697)				410,419

			Shares
Investment Companies: 7.62%

Alternative Investment Funds: 7.62%
AQR Managed Futures Strategy Fund Class I			783,118	8,723,939

Total Investment Companies (Cost $7,768,888)				8,723,939

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 0.38%

Puerto Rico: 0.38%
Puerto Rico Public Buildings Authority Government Facilities Revenue Bonds Series T (Miscellaneous Revenue) (i)	5.60%	7-1-2030	$650,000	$435,624

Total Municipal Obligations (Cost $490,907)				435,624

		Expiration date	Shares

Participation Notes: 0.31%

Financials: 0.31%

Capital Markets: 0.31%
Morgan Stanley BV (National Commercial Bank) †		11-21-2016	22,431	353,433

Total Participation Notes (Cost $356,460)				353,433

	Dividend yield

Preferred Stocks: 0.06%

Financials: 0.03%

REITs: 0.03%
Campus Crest Communities Incorporated	7.66		1,150	30,038

Industrials: 0.03%

Transportation Infrastructure: 0.03%
Uber Technologies Incorporated †(a)(i)	0.00		1,216	40,514

Total Preferred Stocks (Cost $48,275)				70,552

	Strike price		Contracts

Purchased Put Options: 0.28%
AT&T Incorporated	$35	6-19-2015	1,800	5,346
AT&T Incorporated	35	4-17-2015	12,600	33,012
Energy Select Sector SPDR Fund ETF	74	3-20-2015	33,600	89,712
International Business Machines Corporation	150	2-20-2015	700	1,449
Pfizer Incorporated	33	2-20-2015	2,900	4,205
S&P 500 Index	1,850	9-18-2015	1,800	124,200
S&P 500 Index	1,950	3-20-2015	1,500	61,800

Total Purchased Put Options (Cost $312,505)				319,724

			Shares

Warrants: 0.10%

Financials: 0.10%

Banks: 0.08%
JPMorgan Chase & Company †		10-28-2018	6,148	93,327

Capital Markets: 0.02%
WL Ross Holding Corporation †		8-5-2018	40,000	20,600

Total Warrants (Cost $144,277)				113,927

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	23

Security name	Interest rate	Maturity Date	Principal	Value

Yankee Corporate Bonds and Notes: 1.84%

Consumer Discretionary: 0.34%

Media: 0.34%
Numericable - Societe Francaise du Radiotelephone 144A	6.25%	5-15-2024	$375,000	$388,125

Materials: 1.26%

Metals & Mining: 1.26%
AuRico Gold Incorporated 144A	7.75	4-1-2020	110,000	106,700
Consolidated Minerals Limited 144A	8.00	5-15-2020	440,000	318,725
Evraz Incorporated North America Canada 144A	7.50	11-15-2019	360,000	308,700
First Quantum Minerals Limited 144A	7.25	5-15-2022	200,000	167,000
Hudbay Minerals Incorporated	9.50	10-1-2020	25,000	24,313
Hudbay Minerals Incorporated 144A	9.50	10-1-2020	535,000	520,268

				1,445,706

Telecommunication Services: 0.24%

Wireless Telecommunication Services: 0.24%
Altice Financing SA 144A%%	6.63	2-15-2023	275,000	275,000

Total Yankee Corporate Bonds and Notes (Cost $2,303,565)				2,108,831

	Yield		Shares

Short-Term Investments: 25.71%

Investment Companies: 24.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10		27,806,267	27,806,267

			Principal

U.S. Treasury Securities: 1.44%
U.S. Treasury Bill #(z)	0.01	3-12-2015	$25,000	25,000
U.S. Treasury Bill #(z)	0.02	6-4-2015	1,625,000	1,624,862

				1,649,862

Total Short-Term Investments (Cost $29,455,858)				29,456,129

			Shares
Securities Sold Short: (15.24%)

Common Stocks: (11.75%)

Consumer Discretionary: (1.49%)

Automobiles: (0.43%)
Ford Motor Company			(18,582)	(273,341)
General Motors Company			(6,600)	(215,292)

				(488,633)

Hotels, Restaurants & Leisure: (0.01%)
Chipotle Mexican Grill Incorporated †			(13)	(9,228)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Internet & Catalog Retail: (0.53%)
Amazon.com Incorporated	(1,317)	$(466,916)
TripAdvisor Incorporated †	(2,268)	(151,979)

		(618,895)

Media: (0.48%)
Comcast Corporation Class A	(9,461)	(502,805)
Omnicom Group Incorporated	(689)	(50,177)

		(552,982)

Multiline Retail: (0.03%)
Dollar Tree Incorporated	(544)	(38,678)

Specialty Retail: (0.01%)
The Gap Incorporated	(222)	(9,144)

Consumer Staples: (0.13%)

Food & Staples Retailing: (0.10%)
Wal-Mart Stores Incorporated	(1,375)	(116,848)

Tobacco: (0.03%)
Reynolds American Incorporated	(424)	(28,811)

Energy: (2.94%)

Energy Equipment & Services: (1.11%)
Halliburton Company	(1,336)	(53,426)
National Oilwell Varco Incorporated	(6,051)	(329,356)
Schlumberger Limited	(7,199)	(593,126)
Transocean Limited	(11,782)	(192,047)
Weatherford International plc †	(9,991)	(103,207)

		(1,271,162)

Oil, Gas & Consumable Fuels: (1.83%)
Antero Resources Corporation †	(2,403)	(83,264)
Apache Corporation	(5,241)	(327,929)
Chevron Corporation	(3,309)	(339,272)
Conocophillips	(2,700)	(170,046)
Continental Resources Incorporated †	(6,698)	(304,089)
Occidental Petroleum Corporation	(3,584)	(286,720)
Petroleo Brasileiro SA ADR	(12,535)	(75,335)
Pioneer Natural Resources Company	(1,577)	(237,386)
Statoil ASA	(16,362)	(274,003)

		(2,098,044)

Financials: (0.70%)

REITs: (0.70%)
Health Care REIT Incorporated	(3,886)	(318,458)
Starwood Waypoint Residential Trust	(1,018)	(24,676)
Ventas Incorporated	(5,788)	(461,940)

		(805,074)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	25

Security name	Shares	Value

Health Care: (1.95%)

Health Care Equipment & Supplies: (0.22%)
Abbott Laboratories	(1,856)	$(83,075)
Baxter International Incorporated	(1,040)	(73,122)
Medtronic plc	(7)	(500)
Stryker Corporation	(1,073)	(97,697)

		(254,394)

Health Care Providers & Services: (1.38%)
AmerisourceBergen Corporation	(2,628)	(249,791)
Davita Healthcare Partners Incorporated †	(4,714)	(353,833)
Express Scripts Holding Company †	(6,407)	(517,110)
Humana Incorpoted	(2,380)	(348,527)
UnitedHealth Group Incorporated	(1,005)	(106,781)

		(1,576,042)

Pharmaceuticals: (0.35%)
Actavis plc	(1,498)	(399,277)

Industrials: (0.57%)

Aerospace & Defense: (0.10%)
The Boeing Company	(815)	(118,477)

Electrical Equipment: (0.14%)
SolarCity Corporation	(3,355)	(163,087)

Machinery: (0.14%)
Caterpillar Incorporated	(2,027)	(162,099)

Trading Companies & Distributors: (0.19%)
Fastenal Company	(4,641)	(206,060)

Information Technology: (3.12%)

Communications Equipment: (0.48%)
Motorola Solutions Incorporated	(8,859)	(552,890)

Electronic Equipment, Instruments & Components: (0.53%)
Corning Incorporated	(25,412)	(604,043)

IT Services: (1.55%)
Accenture plc Class A	(3,727)	(313,180)
Infosys Limited ADR	(16,676)	(568,318)
International Business Machines Corporation	(4,400)	(674,564)
Teradata Corporation †	(2,593)	(115,544)
Visa Incorporated Class A	(418)	(106,552)

		(1,778,158)

Semiconductors & Semiconductor Equipment: (0.13%)
Texas Instruments Incorporated	(2,847)	(152,172)

Software: (0.43%)
Adobe Systems Incorporated	(6,957)	(487,894)

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Materials: (0.67%)

Metals & Mining: (0.67%)
ArcelorMittal	(20,890)	$(201,380)
First Quantum Minerals Limited	(36,771)	(335,387)
Goldcorp Incorporated	(3,110)	(74,733)
Newmont Mining Corporation	(6,096)	(153,314)

		(764,814)

Telecommunication Services: (0.18%)

Diversified Telecommunication Services: (0.18%)
AT&T Incorporated	(6,288)	(207,001)

		(13,463,907)

Exchange Traded Funds: (3.49%)
Consumer Discretionary Select Sector SPDR ETF	(2,592)	(181,414)
Energy Select Sector SPDR Fund ETF	(2,951)	(222,948)
Health Care Select Sector SPDR Fund ETF	(1,778)	(123,162)
iShares MSCI Brazil Capped ETF	(9,451)	(324,264)
iShares MSCI Emerging Markets ETF	(7,118)	(277,744)
SPDR S&P 500 ETF	(13,249)	(2,642,778)
SPDR S&P Regional Banking ETF	(4,608)	(169,805)
Technology Select Sector SPDR Fund ETF	(1,445)	(57,656)

		(3,999,771)

Total Securities Sold Short (Proceeds $(18,713,563))		(17,463,678)

Total investments in securities (excluding securities sold short) (Cost $101,660,260) *	91.09%	104,353,827
Total securities sold short	(15.24)	(17,463,678)
Other assets and liabilities, net	24.15	27,669,199

Total net assets	100.00%	$114,559,348

†	Non-income-earning security

(b)	All or a portion of this security is segregated as collateral for securities sold short.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

@	Foreign bond principal is denominated in the local currency of the issuer.

%%	The security is issued on a when-issued basis.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $103,764,485 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,542,830
Gross unrealized losses	(4,953,488)

Net unrealized gains	$589,342

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	27

Assets
Investments
In unaffiliated securities, at value (cost $73,853,993)	$76,547,560
In affiliated securities, at value (cost $27,806,267)	27,806,267

Total investments, at value (cost $101,660,260)	104,353,827
Cash	331,390
Segregated cash for securities sold short	19,465,345
Segregated cash for written options	218,835
Segregated cash for total return swap	210,610
Segregated cash for futures transactions	182,710
Foreign currency, at value (cost $7,966,654)	7,605,067
Receivable for investments sold	3,275,649
Receivable for Fund shares sold	949,525
Receivable for dividends and interest	131,545
Receivable for daily variation margin on open futures contracts	237,072
Unrealized gains on forward foreign currency contracts	39,541
Unrealized gains on total return swap transactions	40,497
Prepaid expenses and other assets	40,452

Total assets	137,082,065

Liabilities
Dividends payable on securities sold short	15,296
Payable for investments purchased	4,543,689
Unrealized losses on total return swap transactions	39,841
Unrealized losses on forward foreign currency contracts	27,738
Payable for daily variation margin on open futures contracts	109,526
Written options, at value (premiums received $124,040)	122,218
Payable for securities sold short, at value (proceeds $18,713,563)	17,463,678
Advisory fee payable	161,535
Distribution fee payable	834
Administration fees payable	13,390
Accrued expenses and other liabilities	24,972

Total liabilities	22,522,717

Total net assets	$114,559,348

NET ASSETS CONSIST OF
Paid-in capital	$111,033,004
Accumulated net investment loss	(329,867)
Accumulated net realized losses on investments	(641,794)
Net unrealized gains on investments	4,498,005

Total net assets	$114,559,348

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,873,146
Shares outstanding – Class A1	181,305
Net asset value per share – Class A	$10.33
Maximum offering price per share – Class A2	$10.96
Net assets – Class C	$1,268,448
Shares outstanding – Class C1	123,496
Net asset value per share – Class C	$10.27
Net assets – Administrator Class	$1,226,413
Shares outstanding – Administrator Class[1]	118,569
Net asset value per share – Administrator Class	$10.34
Net assets – Institutional Class	$110,191,341
Shares outstanding – Institutional Class[1]	10,645,102
Net asset value per share – Institutional Class	$10.35

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Alternative Strategies Fund	Statement of operations—six months ended January 31, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,996)	$729,117
Interest	435,718
Income from affiliated securities	8,656

Total investment income	1,173,491

Expenses
Advisory fee	961,979
Administration fees
Fund level	26,722
Class A	2,234
Class C	1,506
Administrator Class	594
Institutional Class	41,128
Shareholder servicing fees
Class A	2,147
Class C	1,448
Administrator Class	1,485
Distribution fee
Class C	4,343
Custody and accounting fees	125,237
Professional fees	30,733
Registration fees	57,412
Shareholder report expenses	8,238
Trustees’ fees and expenses	6,207
Dividends on securities sold short	195,048
Prime broker fees	123,002
Other fees and expenses	6,790

Total expenses	1,596,253
Less: Fee waivers and/or expense reimbursements	(117,008)

Net expenses	1,479,245

Net investment loss	(305,754)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(2,006,878)
Futures transactions	2,636,664
Foreign currency and foreign currency translations	(86,239)
Forward foreign currency contract transactions	185,750
Securities sold short	117,745
Total return swap transactions	12,759
Written options	79,213
Capital gain distributions from investment companies	372,416

Net realized gains on investments	1,311,430

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,702,175
Futures transactions	861,523
Foreign currency and foreign currency translations	(293,746)
Forward foreign currency contract transactions	(4,765)
Securities sold short	986,980
Total return swap transactions	2,069
Written options	(38,081)

Net change in unrealized gains (losses) on investments	3,216,155

Net realized and unrealized gains (losses) on investments	4,527,585

Net increase in net assets resulting from operations	$4,221,831

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Alternative Strategies Fund	29

	Six months ended January 31, 2015 (unaudited)		Year ended July 31, 2014[1]

Operations
Net investment loss		$(305,754)		$(372,313)
Net realized gains (losses) on investments		1,311,430		(48,598)
Net change in unrealized gains (losses) on investments		3,216,155		1,281,850

Net increase in net assets resulting from operations		4,221,831		860,939

Distributions to shareholders from
Net realized gains
Class A		(25,783)		0
Class C		(18,175)		0
Administrator Class		(17,178)		0
Institutional Class		(1,497,363)		0

Total distributions to shareholders		(1,558,499)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	23,419	240,238	156,226	1,567,098
Class C	17,740	183,277	112,656	1,127,500
Administrator Class	5,882	60,000	111,014	1,110,000
Institutional Class	804,366	8,335,737	9,700,000	97,000,000

		8,819,252		100,804,598

Reinvestment of distributions
Class A	2,510	25,746	0	0
Class C	1,541	15,734	0	0
Administrator Class	1,673	17,178	0	0
Institutional Class	140,736	1,446,167	0	0

		1,504,825		0

Payment for shares redeemed
Class A	(464)	(4,770)	(386)	(3,912)
Class C	(8,441)	(84,916)	0	0

		(89,686)		(3,912)

Net increase in net assets resulting from capital share transactions		10,234,391		100,800,686

Total increase in net assets		12,897,723		101,661,625

Net assets
Beginning of period		101,661,625		0

End of period		$114,559,348		$101,661,625

Accumulated net investment loss		$(329,867)		$(24,113)

[1]	For the period from April 30, 2014 (commencement of operations) to July 31, 2014

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Alternative Strategies Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31, 2014[1]
CLASS A
Net asset value, beginning of period	$10.08	$10.00
Net investment loss	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	0.44	0.12

Total from investment operations	0.40	0.08
Distributions to shareholders from
Net realized gains	(0.15)	0.00
Net asset value, end of period	$10.33	$10.08
Total return[2]	3.97%	0.80%
Ratios to average net assets (annualized)
Gross expenses[3]	3.40%	3.77%
Net expenses[3]	3.00%	3.00%
Net investment loss	(0.78)%	(1.70)%
Supplemental data
Portfolio turnover rate	136%	92%
Net assets, end of period (000s omitted)	$1,873	$1,571

[1]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include fees for the prime broker and expenses from dividends and interest on securities sold short as follows:

Six months ended January 31, 2015 (unaudited)	0.60%
Year ended July 31, 2014[1]	0.58%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Alternative Strategies Fund	31

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31, 2014[1]
CLASS C
Net asset value, beginning of period	$10.06	$10.00
Net investment loss	(0.07)	(0.06)
Net realized and unrealized gains (losses) on investments	0.43	0.12

Total from investment operations	0.36	0.06
Distributions to shareholders from
Net realized gains	(0.15)	0.00
Net asset value, end of period	$10.27	$10.06
Total return[2]	3.58%	0.60%
Ratios to average net assets (annualized)
Gross expenses[3]	4.14%	4.49%
Net expenses[3]	3.75%	3.75%
Net investment loss	(1.51)%	(2.45)%
Supplemental data
Portfolio turnover rate	136%	92%
Net assets, end of period (000s omitted)	$1,268	$1,133

[1]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include fees for the prime broker and expenses from dividends and interest on securities sold short as follows:

Six months ended January 31, 2015 (unaudited)	0.60%
Year ended July 31, 2014[1]	0.58%

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Alternative Strategies Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31, 2014[1]
ADMINISTRATOR CLASS
Net asset value, beginning of period	$10.08	$10.00
Net investment loss	(0.03)	(0.04)
Net realized and unrealized gains (losses) on investments	0.44	0.12

Total from investment operations	0.41	0.08
Distributions to shareholders from
Net realized gains	(0.15)	0.00
Net asset value, end of period	$10.34	$10.08
Total return[2]	3.97%	0.90%
Ratios to average net assets (annualized)
Gross expenses[3]	3.23%	3.57%
Net expenses[3]	2.85%	2.84%
Net investment loss	(0.65)%	(1.54)%
Supplemental data
Portfolio turnover rate	136%	92%
Net assets, end of period (000s omitted)	$1,226	$1,119

[1]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include fees for the prime broker and expenses from dividends and interest on securities sold short as follows:

Six months ended January 31, 2015 (unaudited)	0.60%
Year ended July 31, 2014[1]	0.58%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Alternative Strategies Fund	33

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31, 2014[1]
INSTITUTIONAL CLASS
Net asset value, beginning of period	$10.09	$10.00
Net investment loss	(0.03)	(0.04)
Net realized and unrealized gains (losses) on investments	0.44	0.13

Total from investment operations	0.41	0.09
Distributions to shareholders from
Net realized gains	(0.15)	0.00
Net asset value, end of period	$10.35	$10.09
Total return[2]	4.07%	0.90%
Ratios to average net assets (annualized)
Gross expenses[3]	2.96%	3.29%
Net expenses[3]	2.75%	2.74%
Net investment loss	(0.56)%	(1.44)%
Supplemental data
Portfolio turnover rate	136%	92%
Net assets, end of period (000s omitted)	$110,191	$97,838

[1]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include fees for the prime broker and expenses from dividends and interest on securities sold short as follows:

Six months ended January 31, 2015 (unaudited)	0.60%
Year ended July 31, 2014[1]	0.58%

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Alternative Strategies Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Alternative Strategies Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities, options, and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures. Non-listed OTC options, swaps, and exotics (i.e. caps, floors, etc.) are valued at the evaluated price provided by an independent pricing service or an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) had determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2015, such fair value pricing was used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Notes to financial statements (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	35

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an

36	Wells Fargo Advantage Alternative Strategies Fund	Notes to financial statements (unaudited)

amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Total return swaps

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	37

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

38	Wells Fargo Advantage Alternative Strategies Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$12,388,828	$476,015	$0	$12,864,843
Consumer staples	3,155,681	925,066	0	4,080,747
Energy	4,110,409	174,213	0	4,284,622
Financials	6,268,582	799,493	0	7,068,075
Health care	9,718,325	454,673	0	10,172,998
Industrials	5,374,112	1,012,927	0	6,387,039
Information technology	6,739,624	652,321	0	7,391,945
Materials	3,640,689	132,616	0	3,773,305
Telecommunication services	1,276,425	251,833	0	1,528,258
Utilities	102,196	266,333	0	368,529

Corporate bonds and notes	0	4,196,863	0	4,196,863

Exchange-traded funds	244,025	0	0	244,025

Foreign corporate bonds and notes	0	410,419	0	410,419

Investment companies	8,723,939	0	0	8,723,939

Municipal obligations	0	435,624	0	435,624

Participation notes
Financials	0	353,433	0	353,433

Preferred stocks
Financials	30,038	0	0	30,038
Industrials	0	0	40,514	40,514

Purchased put options	0	319,724	0	319,724

Warrants
Financials	0	113,927	0	113,927

Yankee corporate bonds and notes	0	2,108,831	0	2,108,831

Short-term investments
Investment companies	27,806,267	0	0	27,806,267
U.S. Treasury securities	1,649,862	0	0	1,649,862
	91,229,002	13,084,311	40,514	104,353,827

Forward foreign currency contracts	0	39,541	0	39,541

Futures contracts	237,072	0	0	237,072
Total return swap contracts	0	40,497	0	40,497
Total assets	$91,466,074	$13,164,349	$40,514	$104,670,937
Liabilities

Forward foreign currency contracts	$0	$27,738	$0	$27,738

Futures contracts	109,526	0	0	109,526

Securities sold short	17,189,675	274,003	0	17,463,678

Total return swap contracts	0	39,841	0	39,841
Written options	0	122,218	0	122,218
Total liabilities	$17,299,201	$463,800	$0	$17,763,001

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of

Notes to financial statements (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	39

unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, fair value pricing was used in pricing certain foreign securities. Common stocks valued at $5,143,495 and securities sold short valued at $274,003 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 1.80% and declining to 1.65% as the average daily net assets of the Fund increase. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 1.80% of the Fund’s average daily net assets.

Funds Management has engaged The Rock Creek Group, LP, Chilton Investment Company, LLC, Mellon Capital

Management Corporation, Passport Capital, LLC, Pine River Capital Management L.P., River Canyon Fund Management LLC, Sirios Capital Management, L.P. and Wellington Management Company, LLP (“WMC”) to serve as sub-advisers to the Fund. The fee for subadvisory services is borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each subadviser’s portion the Fund.

On January 1, 2015, WMC completed a corporate restructuring under which WMC, a Massachusetts limited liability partnership, became Wellington Management Group, LLP (“WMG”) and subsequently transferred its U.S. advisory business to a new subsidiary, Wellington Management Company LLP, a Delaware limited liability partnership (“Wellington”). Wellington became registered as an investment adviser with the SEC by succeeding to WMG’s SEC registration . In connection with this restructuring, there have been no changes in the management of Wellington and no changes in personnel related to the subadvisory services provided to the Fund. There was no assignment or subsequent termination of the Fund’s subadvisory arrangement with Wellington as a result of this restructuring.

The Rock Creek Group, LP, an indirect majority owned subsidiary of Wells Fargo and an affiliate of Funds Management, is entitled to receive a fee at an annual rate starting at 0.72% and declining to 0.60% as the average daily net assets of its portion of the Fund increase. For the six months ended January 31, 2015, the subadvisory fees paid to the remaining unaffiliated subadvisors was equivalent to an annual rate of 0.84% of the Fund’s average daily net assets.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 2.50% for Class A shares, 3.25% for Class C shares, 2.35% for Administrator Class shares, and 2.25% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Fees for the prime broker and expenses from dividends and interest on short positions are excluded from the expense caps.

40	Wells Fargo Advantage Alternative Strategies Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $136,233,436 and $126,756,274, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended January 31, 2015, the Fund entered into futures contracts for speculative purposes.

At January 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Counterparty	Type	Contract value at January 31, 2015	Unrealized gains (losses)
2-20-2015	19 Long	Morgan Stanley	Amsterdam Index	$1,929,294	$100,790
2-20-2015	5 Short	Morgan Stanley	CAC 40 Index	260,324	1,257
2-26-2015	8 Long	Morgan Stanley	Hang Seng Index	1,265,947	(13,533)
3-6-2015	40 Short	Morgan Stanley	Euro-Bund Futures	7,204,426	(144,482)
3-12-2015	45 Long	Morgan Stanley	TOPIX Index	5,420,463	(49,908)
3-16-2015	15 Short	Morgan Stanley	10-Year Australian Treasury Bonds	1,538,919	(32,989)
3-16-2015	40 Short	Morgan Stanley	Australian Dollar Futures	3,104,800	109,087
3-16-2015	47 Short	Morgan Stanley	British Pound Futures	4,421,819	154,462
3-16-2015	29 Short	Morgan Stanley	Euro FX Futures	4,094,800	338,561
3-16-2015	8 Short	Morgan Stanley	Norwegian Krone Futures	2,069,280	5,215
3-16-2015	4 Long	Morgan Stanley	Swiss Franc Futures	546,400	2,100
3-17-2015	62 Short	Morgan Stanley	Canadian Dollar Futures	4,886,220	175,810
3-19-2015	2 Short	Morgan Stanley	S&P/TSX 60 Index	269,300	(526)
3-19-2015	13 Long	Morgan Stanley	ASX SPI 200 Index	1,402,195	72,892
3-20-2015	2 Short	Morgan Stanley	10-Year Canadian Treasury Bonds	229,291	(2,847)
3-20-2015	44 Long	Morgan Stanley	10-Year U.S. Treasury Notes	5,758,500	152,980
3-20-2015	9 Long	Morgan Stanley	DAX Index	2,719,203	270,300
3-20-2015	46 Short	Morgan Stanley	FTSE 100 Index	4,646,269	(285,435)
3-20-2015	5 Short	Morgan Stanley	FTSE MIB Index	578,758	2,726
3-20-2015	22 Short	Morgan Stanley	MSCI EAFE Index	1,943,260	(23,734)
3-20-2015	6 Short	Morgan Stanley	MSCI Emerging Markets Index	285,450	(9,407)
3-20-2015	44 Short	Morgan Stanley	S&P 500 Index	4,374,480	74,499
3-20-2015	15 Short	Morgan Stanley	S&P 500 Index	1,491,300	10,492
3-20-2015	2 Short	Morgan Stanley	S&P Midcap 400 Index	286,280	(7,571)
3-27-2015	5 Short	Morgan Stanley	Long Gilt Bonds	932,866	(8,068)

Notes to financial statements (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	41

The Fund had an average notional amount of $23,778,157 in long futures contracts and $38,592,192 in short future contracts during the six months ended January 31, 2015. As of January 31, 2015, the Fund had segregated $182,710 as cash collateral for open futures contracts.

During the six months ended January 31, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At January 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized losses
3-18-2015	Bank of America	6,000	EUR	$6,783	$6,965	$(182)
4-23-2015	Morgan Stanley	49,000	EUR	55,410	56,636	(1,226)
4-23-2015	Morgan Stanley	18,000	EUR	20,355	20,565	(210)
4-23-2015	Morgan Stanley	70,000	EUR	79,157	81,337	(2,180)

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to deliver	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
2-20-2015	Morgan Stanley	118,125 EUR	$133,501	$137,305	$3,804
2-20-2015	Morgan Stanley	187,000 GBP	281,628	283,569	1,941
3-18-2015	Citibank	80,000 EUR	90,434	93,658	3,224
3-18-2015	JPMorgan Chase & Company	15,509,000 JPY	132,136	129,773	(2,363)
3-18-2015	Morgan Stanley	29,349 GBP	44,193	46,109	1,916
3-18-2015	Morgan Stanley	403,375 CHF	440,281	418,756	(21,525)
3-18-2015	National Australia Bank	74,000 EUR	83,651	91,675	8,024
4-23-2015	Morgan Stanley	390,000 EUR	441,018	461,650	20,632
4-23-2015	Morgan Stanley	20,000 EUR	22,616	22,564	(52)

The Fund had average contract amounts of $495,765 and $2,024,573 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended January 31, 2015.

During the six months ended January 31, 2015, the Fund entered into written options for speculative purposes.

During the six months ended January 31, 2015, the Fund had written option activities as follows:

	Call options		Put options
	Number of contracts	Premiums received	Number of contracts	Premiums received
Options outstanding at July 31, 2014	0	$0	32	$111,903
Options written	4	610	364	125,737
Options expired	0	0	0	0
Options closed	0	0	(34)	(114,037)
Options exercised	(1)	(173)	0	0
Options outstanding at January 31, 2015	3	$437	362	$123,603

42	Wells Fargo Advantage Alternative Strategies Fund	Notes to financial statements (unaudited)

Open put and call options written at January 31, 2015 were as follows:

Expiration date	Counterparty	Description	Number of contracts	Call/Put	Strike price	Value
2-20-2015	Morgan Stanley	Boyd Gaming Corporation	2	Call	$13	$(140)
3-20-2015	Morgan Stanley	Energy Select Sector SPDR Fund ETF	336	Put	67	(34,608)
3-20-2015	Morgan Stanley	S&P 500 Index	8	Put	1,800	(11,120)
4-17-2015	Morgan Stanley	PetSmart Incorporated	1	Call	75	(750)
9-18-2015	Morgan Stanley	S&P 500 Index	18	Put	1,675	(75,600)

The Fund had an average of 52 written option contracts during the six months ended January 31, 2015. As of January 31, 2015, the Fund had segregated $218,835 as cash collateral for written options.

During the six months ended January 31, 2015, the Fund entered into purchased option contracts for speculative purposes and had an average of 392 purchased option contracts.

The Fund enters into total return swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At January 31, 2015, the Fund had the following total return swap contracts outstanding:

Expiration	Notional amount	Counterparty	Swap description	Unrealized gains (losses)
9-5-2015	$65,723	Morgan Stanley	In an agreement dated 8-6-2014, the Fund makes monthly payments of 1 Month USD LIBOR +60 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Inmarsat plc.	$3,191
10-20-2016	110,578	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ally Financial Incorporated.	(14,839)
10-20-2016	278,098	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Brookdale Senior Living Incorporated.	20,623
10-20-2016	124,586	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Chimera Investment Corporation.	2,427
10-20-2016	119,199	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Comcast Corporation Class A.	5,798
10-20-2016	93,456	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity EP Energy Corporation Class A.	(25,002)
10-20-2016	50,245	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Marathon Petroleum Corporation.	8,458

The Fund had an average notional balance on total return swaps of $618,627 during the six months ended January 31, 2015. As of January 31, 2015, the Fund had segregated $210,610 as cash collateral for total return swaps.

Notes to financial statements (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	43

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2015 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity risk	Investments in unaffiliated securities, at value	$319,724	**	Payable for written options	$122,218
	Receivable for daily variation margin on open futures contracts	186,012	*	Payable for daily variation margin on open futures contracts	25,293	*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	39,541		Unrealized losses on forward foreign currency contracts	27,738
	Receivable for daily variation margin on open futures contracts	23,098	*	Payable for daily variation margin on open futures contracts	43,712	*
Interest rate risk	Receivable for daily variation margin on open futures contracts	27,962	*	Payable for daily variation margin on open futures contracts	40,521	*
	Unrealized gains on total return swap transactions	40,497		Unrealized losses on total return swap transactions	39,841
		$636,834			$299,323

*	Only the current day’s variation margin as of January 31, 2015 is reported separately on the Statement of Assets and Liabilities.

**	Amount relates to purchased options

The effect of derivative instruments on the Statement of Operations for the six months ended January 31, 2015 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Unaffiliated securities*	Futures contracts	Forward currency contracts	Written options	Total return swaps	Total
Interest rate risk	$0	$7,162	$0	$0	$12,759	$19,921
Equity risk	(370,318)	1,077,873	0	79,213	0	786,768
Foreign currency risk	0	1,551,629	185,750	0	0	1,737,379
	$(370,318)	$2,636,664	$185,750	$79,213	$12,759	$2,544,068

	Change in unrealized gains (losses) on derivatives
	Unaffiliated securities*	Futures contracts	Forward currency contracts	Written options	Total return swaps	Total
Interest rate risk	$0	$90,358	$0	$0	$2,069	$92,427
Equity risk	91,110	150,518	0	(38,081)	0	203,547
Foreign currency risk	0	620,647	(4,765)	0	0	615,882
	$91,110	$861,523	$(4,765)	$(38,081)	$2,069	$911,856

*	Amount relates to purchased options

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while

44	Wells Fargo Advantage Alternative Strategies Fund	Notes to financial statements (unaudited)

collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures –variation margin	Morgan Stanley	$237,072		$(109,526)	$0	$127,546
Total return swaps	Morgan Stanley	40,497	*	(39,841)	0	656
Forward foreign currency contracts	Citibank	3,224	**	0	0	3,224
Forward foreign currency contracts	Morgan Stanley	28,293	**	(25,193)	0	3,100
Forward foreign currency contracts	National Australia Bank	8,024	**	0	0	8,024

*	The value of swap contracts consists of unrealized gains and premiums paid on swap contracts as reflected on the Statement of Assets and Liabilities.

**	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	Morgan Stanley	$109,526		$(109,526)	$0	$0
Total return swaps	Morgan Stanley	39,841	*	(39,841)	0	0
Forward foreign currency contracts	Bank of America	182	**	0	0	182
Forward foreign currency contracts	JPMorgan Chase & Company	2,363	**	0	0	2,363
Forward foreign currency contracts	Morgan Stanley	25,193	**	(25,193)	0	0
Written options	Morgan Stanley	122,218		0	(122,218)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty by derivative type.

*	The value of swap contracts consists of unrealized losses and premiums received on swap contracts as reflected on the Statement of Assets and Liabilities.

**	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Fund has a committed credit facility to provide leverage for investment purposes. The credit facility has a commitment amount of $10 million which expires on April 30, 2015, at which point it may be renegotiated and potentially renewed for another one-year term. The Fund’s borrowings under the Facility are generally charged interest at a rate determined by the type of loan elected by the Fund. The Fund also pays a commitment fee at an annual rate equal to 0.10% on the unutilized portion of the credit facility. During the six months ended January 31, 2015, the Fund paid $95 in commitment fees.

During the six months ended January 31, 2015, the Fund did not borrow under the credit facility.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	45

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available at each fiscal quarter end on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. As of each month end other than a month end that coincides with a fiscal quarter end, the Fund makes publicly available on the Fund’s website, on a one-month delayed basis (i) all portfolio holdings held long other than any put options on equity securities; (ii) portfolio holdings held short other than short positions in equity securities of single issuers; and (iii) the aggregate dollar value of equity securities of single issuers held short, and any put options on equity securities held long. In addition, top ten holdings information (excluding derivative positions and short positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

46	Wells Fargo Advantage Alternative Strategies Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Alternative Strategies Fund	47

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

48	Wells Fargo Advantage Alternative Strategies Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231595 03-15 SA267/SAR267 01-15

Wells Fargo Advantage Capital Growth Fund

Semi-Annual Report

January 31, 2015

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Capital Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Capital Growth Fund for the six-month period that ended January 31, 2015. Generally improving U.S. economic data helped drive a positive return for U.S. stocks for the reporting period (as measured by the S&P 500 Index1); in contrast, many economies and markets elsewhere in the world faced ongoing challenges.

Positive U.S. economic data, but increased tensions abroad, led to heightened volatility during the third quarter of 2014.

When the reporting period began on August 1, 2014, the U.S. stock market was experiencing a series of surges interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. An escalating Russia/Ukraine situation and a growing perception that the U.S. Federal Reserve (Fed) would raise short-term interest rates sooner than expected caused investors to pull back near the end of July. As a result, the S&P 500 Index dropped into negative territory for July’s monthly return. However, August brought a bounce-back; the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 gross domestic product (GDP) growth. Then, in September, stock market volatility increased as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains.

The fourth quarter of 2014 brought continued improvement in the U.S.; international economies remained challenged.

Strong fourth-quarter results by the U.S. stock market helped the S&P 500 Index deliver more than 50 record closes in 2014. The last several, in December, were spurred by investor optimism following Fed Chair Janet Yellen’s comment that the Fed would be patient in its timing of an interest-rate increase. U.S. stocks also were boosted by positive economic data. November’s 5.8% unemployment rate was down from 7.0% a year earlier, and the number of jobs being added continued to expand, keeping U.S. employers on pace to hire nearly three million workers during 2014. In addition, the U.S. economy’s third-quarter growth rate was revised upward during the quarter, to 5.0%—its fastest pace in 11 years. Meanwhile, U.S. companies continued to report strong earnings. The steadily brightening U.S. economy energized consumers, who were further buoyed by much lower prices at the gasoline pump. During the fourth quarter, gasoline prices fell to their lowest levels in five years, according to the American Automobile Association.

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges. In China, where growth had been slowing for some time, government regulators in December announced changes being made in an effort to stimulate growth. In Japan, which slid back into recession in the third quarter of 2014, Prime Minister Abe gained approval in late December for roughly $29 billion in fresh stimulus to help the economy. In the eurozone, growth remained sluggish, and member countries continued to face an environment of low demand, high unemployment, and weak business investment. This situation

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Capital Growth Fund	3

was exacerbated in December by renewed concerns about Greece after its parliament failed to avert a general election that could jeopardize the terms of the country’s financial agreement with its international creditors. In Russia, the economy contracted for the first time since October 2009 as the country struggled under the weight of slumping oil prices, international sanctions, and massive outflows of capital.

Market volatility increased in January 2015.

Markets fluctuated in January as investors reacted to geopolitical developments and new economic data. Mid-month, the World Bank lowered its outlook for global growth based on deepening problems in the eurozone and emerging markets, stating that a strengthening U.S. economy could not, by itself, support the global economy. Later in January, Greek voters gave control of their government to opposition party Syriza, which promised to end austerity and insisted that Greece’s massive debt be renegotiated. In the U.S., various data released in January, such as consumer confidence and December’s jobless rate, showed improvement. On the last trading day of the month, however, investors learned that fourth-quarter 2014 U.S. economic growth was estimated at 2.6%, which was below consensus and lower than the 4.6% and 5.0% growth rates, respectively, for the second and third quarters of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

4	Wells Fargo Advantage Capital Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns1 (%) as of January 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFCGX)	7-31-2007	2.72	13.39	6.11	9.00	14.73	6.74	1.26	1.11
Class C (WFCCX)	7-31-2007	7.16	13.88	5.99	8.16	13.88	5.99	2.01	1.86
Class R4 (WCGRX)	11-30-2012	–	–	–	9.32	15.21	7.25	0.93	0.75
Class R6 (WFCRX)	11-30-2012	–	–	–	9.51	15.31	7.30	0.78	0.60
Administrator Class (WFCDX)	6-30-2003	–	–	–	9.15	14.99	7.06	1.10	0.90
Institutional Class (WWCIX)	4-8-2005	–	–	–	9.52	15.30	7.30	0.83	0.65
Investor Class (SLGIX)	11-3-1997	–	–	–	8.84	14.65	6.66	1.32	1.17
Russell 1000® Growth Index[4]	–	–	–	–	14.59	16.49	8.69	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Capital Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2015
Apple Incorporated	6.65
Facebook Incorporated Class A	3.90
Gilead Sciences Incorporated	2.83
Biogen Idec Incorporated	2.47
Visa Incorporated Class A	2.40
Micron Technology Incorporated	2.18
Google Incorporated Class C	2.12
Celgene Corporation	2.10
Polaris Industries Incorporated	2.10
McKesson Corporation	2.03

Sector distribution[6] as of January 31, 2015

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Capital Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,045.47	$5.72	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class C
Actual	$1,000.00	$1,041.32	$9.57	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.83	$9.45	1.86%
Class R4
Actual	$1,000.00	$1,046.58	$3.87	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class R6
Actual	$1,000.00	$1,047.98	$3.10	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$1,045.82	$4.64	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%
Institutional Class
Actual	$1,000.00	$1,047.57	$3.35	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,044.17	$6.03	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96	1.17%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Capital Growth Fund	7

Security name	Shares	Value

Common Stocks: 96.97%

Consumer Discretionary: 23.18%

Auto Components: 0.70%
Delphi Automotive plc	34,470	$2,369,123

Hotels, Restaurants & Leisure: 3.11%
Chipotle Mexican Grill Incorporated †	7,500	5,323,800
Hilton Worldwide Holdings Incorporated †	92,250	2,395,733
Starbucks Corporation	32,350	2,831,596

		10,551,129

Internet & Catalog Retail: 1.89%
Amazon.com Incorporated †	18,080	6,409,902

Leisure Products: 2.10%
Polaris Industries Incorporated	49,300	7,128,287

Media: 7.14%
Comcast Corporation Class A	126,950	6,746,758
Liberty Global plc Class C †	150,423	6,857,785
Time Warner Incorporated	63,750	4,968,038
Twenty-First Century Fox Incorporated	170,900	5,667,044

		24,239,625

Specialty Retail: 3.79%
The Home Depot Incorporated	32,800	3,424,976
TJX Companies Incorporated	103,900	6,851,166
Williams-Sonoma Incorporated	33,250	2,601,813

		12,877,955

Textiles, Apparel & Luxury Goods: 4.45%
lululemon athletica incorporated «†	26,950	1,785,168
Nike Incorporated Class B	73,500	6,780,375
Under Armour Incorporated Class A †	90,750	6,541,260

		15,106,803

Consumer Staples: 1.97%

Beverages: 1.97%
Constellation Brands Incorporated Class A †	60,330	6,663,449

Energy: 3.55%

Energy Equipment & Services: 1.31%
Halliburton Company	111,160	4,445,288

Oil, Gas & Consumable Fuels: 2.24%
Cheniere Energy Incorporated †	34,300	2,448,334
Pioneer Natural Resources Company	34,310	5,164,684

		7,613,018

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Capital Growth Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Financials: 7.54%

Banks: 1.21%
ICICI Bank Limited ADR	342,274	$4,110,711

Capital Markets: 2.79%
Affiliated Managers Group Incorporated †	30,352	6,237,943
Raymond James Financial Incorporated	61,450	3,233,499

		9,471,442

Diversified Financial Services: 3.54%
IntercontinentalExchange Group Incorporated	27,480	5,653,460
McGraw Hill Financial Incorporated	71,150	6,363,656

		12,017,116

Health Care: 18.60%

Biotechnology: 10.15%
Biogen Idec Incorporated †	21,500	8,366,940
Celgene Corporation †	59,940	7,142,450
Gilead Sciences Incorporated †	91,557	9,597,920
Regeneron Pharmaceuticals Incorporated †	12,350	5,145,751
Vertex Pharmaceuticals Incorporated †	38,050	4,190,827

		34,443,888

Health Care Providers & Services: 3.43%
Cardinal Health Incorporated	56,950	4,737,671
McKesson Corporation	32,450	6,900,493

		11,638,164

Pharmaceuticals: 5.02%
AbbVie Incorporated	83,456	5,036,570
Bristol-Myers Squibb Company	69,250	4,173,698
Eli Lilly & Company	48,250	3,474,000
Perrigo Company plc	28,800	4,370,112

		17,054,380

Industrials: 6.89%

Aerospace & Defense: 0.48%
Lockheed Martin Corporation	8,650	1,629,401

Airlines: 1.20%
Delta Air Lines Incorporated	86,530	4,093,734

Machinery: 1.09%
Wabtec Corporation	44,200	3,688,490

Road & Rail: 4.12%
Canadian Pacific Railway Limited	19,050	3,327,464
Old Dominion Freight Line Incorporated †	56,100	3,933,732

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Capital Growth Fund	9

Security name	Shares	Value

Road & Rail (continued)
Union Pacific Corporation	57,300	$6,716,133

		13,977,329

Information Technology: 30.86%

Communications Equipment: 1.30%
Palo Alto Networks Incorporated †	34,878	4,408,230

Electronic Equipment, Instruments & Components: 1.82%
TE Connectivity Limited	92,800	6,160,992

Internet Software & Services: 8.60%
Alibaba Group Holding Limited ADR †	41,052	3,656,912
Facebook Incorporated Class A †	174,460	13,243,259
Google Incorporated Class A †	4,680	2,515,734
Google Incorporated Class C †	13,480	7,205,330
LinkedIn Corporation Class A †	11,450	2,573,273

		29,194,508

IT Services: 4.05%
Alliance Data Systems Corporation †	19,350	5,588,861
Visa Incorporated Class A	31,970	8,149,473

		13,738,334

Semiconductors & Semiconductor Equipment: 3.76%
Applied Materials Incorporated	235,150	5,370,826
Micron Technology Incorporated †	253,050	7,405,508

		12,776,334

Software: 3.15%
Salesforce.com Incorporated †	49,761	2,809,008
ServiceNow Incorporated †	67,930	4,952,097
Workday Incorporated Class A †	36,800	2,924,128

		10,685,233

Technology Hardware, Storage & Peripherals: 8.18%
Apple Incorporated	192,675	22,573,803
Western Digital Corporation	53,450	5,196,944

		27,770,747

Materials: 2.39%

Chemicals: 1.62%
Monsanto Company	46,720	5,512,026

Construction Materials: 0.77%
Vulcan Materials Company	36,850	2,598,294

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Capital Growth Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name		Shares	Value

Telecommunication Services: 1.99%

Wireless Telecommunication Services: 1.99%
SBA Communications Corporation Class A †		57,850	$6,751,090

Total Common Stocks (Cost $253,370,371)			329,125,022

	Yield

Short-Term Investments: 1.81%

Investment Companies: 1.81%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	1,718,750	1,718,750
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	4,405,856	4,405,856

Total Short-Term Investments (Cost $6,124,606)			6,124,606

Total investments in securities (Cost $259,494,977) *	98.78%	335,249,628
Other assets and liabilities, net	1.22	4,156,490

Total net assets	100.00%	$339,406,118

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $260,401,207 and unrealized gains (losses) consists of:

Gross unrealized gains	$79,110,122
Gross unrealized losses	(4,261,701)

Net unrealized gains	$74,848,421

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2015 (unaudited)	Wells Fargo Advantage Capital Growth Fund	11

Assets
Investments
In unaffiliated securities (including $1,679,875 of securities loaned), at value (cost $253,370,371)	$329,125,022
In affiliated securities, at value (cost $6,124,606)	6,124,606

Total investments, at value (cost $259,494,977)	335,249,628
Receivable for investments sold	11,017,661
Receivable for Fund shares sold	266,253
Receivable for dividends	124,289
Receivable for securities lending income	201
Prepaid expenses and other assets	44,111

Total assets	346,702,143

Liabilities
Payable for investments purchased	5,100,979
Payable for Fund shares redeemed	186,732
Payable upon receipt of securities loaned	1,718,750
Advisory fee payable	139,177
Distribution fee payable	3,319
Administration fees payable	54,939
Accrued expenses and other liabilities	92,129

Total liabilities	7,296,025

Total net assets	$339,406,118

NET ASSETS CONSIST OF
Paid-in capital	$253,137,925
Accumulated net investment loss	(127,376)
Accumulated net realized gains on investments	10,641,498
Net unrealized gains on investments	75,754,071

Total net assets	$339,406,118

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$17,692,797
Shares outstanding – Class A1	1,081,003
Net asset value per share – Class A	$16.37
Maximum offering price per share – Class A2	$17.37
Net assets – Class C	$5,036,963
Shares outstanding – Class C1	334,716
Net asset value per share – Class C	$15.05
Net assets – Class R4	$14,626
Share outstanding – Class R4[1]	828
Net asset value per share – Class R4	$17.66
Net assets – Class R6	$145,641,078
Shares outstanding – Class R6[1]	8,215,072
Net asset value per share – Class R6	$17.73
Net assets – Administrator Class	$35,826,132
Shares outstanding – Administrator Class[1]	2,066,487
Net asset value per share – Administrator Class	$17.34
Net assets – Institutional Class	$48,815,396
Shares outstanding – Institutional Class[1]	2,758,314
Net asset value per share – Institutional Class	$17.70
Net assets – Investor Class	$86,379,126
Shares outstanding – Investor Class[1]	5,330,300
Net asset value per share – Investor Class	$16.21

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Capital Growth Fund	Statement of operations—six months ended January 31, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,412)	$1,332,409
Securities lending income, net	31,403
Income from affiliated securities	1,403

Total investment income	1,365,215

Expenses
Advisory fee	1,164,161
Administration fees
Fund level	89,551
Class A	23,842
Class C	6,374
Class R4	6
Class R6	22,180
Administrator Class	22,948
Institutional Class	20,140
Investor Class	145,335
Shareholder servicing fees
Class A	22,926
Class C	6,129
Class R4	7
Administrator Class	57,371
Investor Class	113,543
Distribution fee
Class C	18,388
Custody and accounting fees	16,471
Professional fees	24,744
Registration fees	32,196
Shareholder report expenses	18,198
Trustees’ fees and expenses	5,709
Other fees and expenses	9,047

Total expenses	1,819,266
Less: Fee waivers and/or expense reimbursements	(326,675)

Net expenses	1,492,591

Net investment loss	(127,376)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	29,783,783
Net change in unrealized gains (losses) on investments	(12,943,341)

Net realized and unrealized gains (losses) on investments	16,840,442

Net increase in net assets resulting from operations	$16,713,066

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (unaudited)	Wells Fargo Advantage Capital Growth Fund	13

	Six months ended January 31, 2015 (unaudited)		Year ended July 31, 2014

Operations
Net investment loss		$(127,376)		$(663,368)
Net realized gains on investments		29,783,783		88,987,193
Net change in unrealized gains (losses) on investments		(12,943,341)		(1,646,000)

Net increase in net assets resulting from operations		16,713,066		86,677,825

Distributions to shareholders from
Net investment income
Class A		0		(22,340)
Class R4		0		(30)
Class R6		0		(188,590)
Administrator Class		0		(150,185)
Institutional Class		0		(1,022,514)
Investor Class		0		(86,333)
Net realized gains
Class A		(4,805,732)		(1,873,636)
Class C		(1,397,806)		(492,729)
Class R4		(3,693)		(1,251)
Class R6		(36,912,629)		(6,224,341)
Administrator Class		(9,378,629)		(6,836,708)
Institutional Class		(12,743,781)		(27,083,256)
Investor Class		(24,364,369)		(9,335,586)

Total distributions to shareholders		(89,606,639)		(53,317,499)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	65,912	1,245,852	123,316	2,574,382
Class C	59,917	1,014,459	64,888	1,284,758
Class R6	265,012	5,511,470	6,758,171	147,435,533
Administrator Class	109,408	2,268,554	387,977	8,509,901
Institutional Class	529,241	10,625,738	1,004,161	22,242,288
Investor Class	221,110	4,381,287	410,708	8,576,959

		25,047,360		190,623,821

Reinvestment of distributions
Class A	283,053	4,667,546	90,669	1,852,251
Class C	78,077	1,185,209	21,836	422,743
Class R4	208	3,693	59	1,281
Class R6	2,067,934	36,912,629	297,090	6,412,931
Administrator Class	533,599	9,316,635	313,298	6,669,291
Institutional Class	349,997	6,236,949	1,194,493	25,770,101
Investor Class	1,450,130	23,680,615	451,521	9,160,992

		82,003,276		50,289,590

Payment for shares redeemed
Class A	(138,781)	(2,804,550)	(168,093)	(3,543,654)
Class C	(33,253)	(585,583)	(94,005)	(1,847,699)
Class R6	(444,818)	(9,414,533)	(731,122)	(16,244,245)
Administrator Class	(1,628,804)	(36,799,721)	(744,267)	(16,283,626)
Institutional Class	(331,182)	(7,426,937)	(15,885,091)	(344,673,814)
Investor Class	(546,294)	(10,330,930)	(976,512)	(20,433,813)

		(67,362,254)		(403,026,851)

Net increase (decrease) in net assets resulting from capital share transactions		39,688,382		(162,113,440)

Total decrease in net assets		(33,205,191)		(128,753,114)

Net assets
Beginning of period		372,611,309		501,364,423

End of period		$339,406,118		$372,611,309

Undistributed (accumulated) net investment income (loss)		$(127,376)		$0

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$21.31	$19.87	$16.74	$16.25	$13.07	$11.83
Net investment income (loss)	(0.04)[1]	(0.10)[1]	0.00 [1,2]	(0.05)[1]	(0.07)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	1.05	3.79	3.43	0.54	3.25	1.30

Total from investment operations	1.01	3.69	3.43	0.49	3.18	1.24
Distributions to shareholders from
Net investment income	0.00	(0.02)	0.00	0.00	0.00	0.00
Net realized gains	(5.95)	(2.23)	(0.30)	0.00	0.00	0.00

Total distributions to shareholders	(5.95)	(2.25)	(0.30)	0.00	0.00	0.00
Net asset value, end of period	$16.37	$21.31	$19.87	$16.74	$16.25	$13.07
Total return[3]	4.55%	19.09%	20.85%	3.02%	24.43%	10.40%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.26%	1.26%	1.21%	1.21%	1.27%
Net expenses	1.11%	1.11%	1.14%	1.20%	1.20%	1.25%
Net investment income (loss)	(0.35)%	(0.46)%	0.01%	(0.30)%	(0.48)%	(0.55)%
Supplemental data
Portfolio turnover rate	43%	94%	107%	116%	116%	128%
Net assets, end of period (000s omitted)	$17,693	$18,561	$16,390	$17,784	$20,693	$24,222

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Capital Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$20.12	$18.98	$16.12	$15.77	$12.77	$11.65
Net investment loss	(0.10)[1]	(0.24)[1]	(0.13)[1]	(0.16)[1]	(0.19)[1]	(0.17)
Net realized and unrealized gains (losses) on investments	0.98	3.61	3.29	0.51	3.19	1.29

Total from investment operations	0.88	3.37	3.16	0.35	3.00	1.12
Distributions to shareholders from
Net realized gains	(5.95)	(2.23)	(0.30)	0.00	0.00	0.00
Net asset value, end of period	$15.05	$20.12	$18.98	$16.12	$15.77	$12.77
Total return[2]	4.13%	18.21%	19.97%	2.22%	23.49%	9.61%
Ratios to average net assets (annualized)
Gross expenses	2.02%	2.01%	2.01%	1.96%	1.96%	2.02%
Net expenses	1.86%	1.86%	1.89%	1.95%	1.95%	2.00%
Net investment loss	(1.10)%	(1.20)%	(0.73)%	(1.05)%	(1.23)%	(1.31)%
Supplemental data
Portfolio turnover rate	43%	94%	107%	116%	116%	128%
Net assets, end of period (000s omitted)	$5,037	$4,628	$4,503	$6,042	$8,272	$7,127

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS R4		2014	2013[1]
Net asset value, beginning of period	$22.52	$20.83	$18.22
Net investment income (loss)	0.00 [2,3]	(0.02)	0.05
Net realized and unrealized gains (losses) on investments	1.09	3.99	2.95

Total from investment operations	1.09	3.97	3.00
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.09)
Net realized gains	(5.95)	(2.23)	(0.30)

Total distributions to shareholders	(5.95)	(2.28)	(0.39)
Net asset value, end of period	$17.66	$22.52	$20.83
Total return[4]	4.66%	19.56%	16.86%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.90%
Net expenses	0.75%	0.75%	0.75%
Net investment income (loss)	0.00%	(0.10)%	0.37%
Supplemental data
Portfolio turnover rate	43%	94%	107%
Net assets, end of period (000s omitted)	$15	$14	$12

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Capital Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS R6		2014	2013[1]
Net asset value, beginning of period	$22.56	$20.85	$18.22
Net investment income	0.02	0.00 [2,3]	0.07
Net realized and unrealized gains (losses) on investments	1.10	4.00	2.95

Total from investment operations	1.12	4.00	3.02
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.09)
Net realized gains	(5.95)	(2.23)	(0.30)

Total distributions to shareholders	(5.95)	(2.29)	(0.39)
Net asset value, end of period	$17.73	$22.56	$20.85
Total return[4]	4.80%	19.71%	16.99%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.78%	0.79%
Net expenses	0.60%	0.60%	0.60%
Net investment income	0.16%	0.01%	0.52%
Supplemental data
Portfolio turnover rate	43%	94%	107%
Net assets, end of period (000s omitted)	$145,641	$142,754	$58

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$22.22	$20.61	$17.32	$16.77	$13.45	$12.17
Net investment income (loss)	(0.01)[1]	(0.05)[1]	0.04 [1]	(0.00)[1,2]	(0.03)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	1.08	3.93	3.55	0.55	3.35	1.35

Total from investment operations	1.07	3.88	3.59	0.55	3.32	1.32
Distributions to shareholders from
Net investment income	0.00	(0.04)	0.00	0.00	0.00	(0.04)
Net realized gains	(5.95)	(2.23)	(0.30)	0.00	0.00	0.00

Total distributions to shareholders	(5.95)	(2.27)	(0.30)	0.00	0.00	(0.04)
Net asset value, end of period	$17.34	$22.22	$20.61	$17.32	$16.77	$13.45
Total return[3]	4.58%	19.35%	21.15%	3.22%	24.68%	10.81%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.09%	1.09%	1.05%	1.05%	1.09%
Net expenses	0.90%	0.90%	0.91%	0.94%	0.94%	0.94%
Net investment income (loss)	(0.11)%	(0.24)%	0.24%	(0.01)%	(0.21)%	(0.25)%
Supplemental data
Portfolio turnover rate	43%	94%	107%	116%	116%	128%
Net assets, end of period (000s omitted)	$35,826	$67,830	$63,786	$74,529	$372,178	$684,207

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Capital Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$22.54	$20.84	$17.56	$16.96	$13.57	$12.27
Net investment income (loss)	0.01 [1]	0.01 [1]	0.09 [1]	0.03 [1]	0.00 [1,2]	(0.00)[1,2]
Net realized and unrealized gains (losses) on investments	1.10	4.00	3.58	0.57	3.39	1.36

Total from investment operations	1.11	4.01	3.67	0.60	3.39	1.36
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.09)	0.00	0.00	(0.06)
Net realized gains	(5.95)	(2.23)	(0.30)	0.00	0.00	0.00

Total distributions to shareholders	(5.95)	(2.31)	(0.39)	0.00	0.00	(0.06)
Net asset value, end of period	$17.70	$22.54	$20.84	$17.56	$16.96	$13.57
Total return[3]	4.76%	19.76%	21.42%	3.48%	25.07%	10.97%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.82%	0.82%	0.78%	0.78%	0.82%
Net expenses	0.65%	0.65%	0.67%	0.70%	0.70%	0.75%
Net investment income (loss)	0.11%	0.05%	0.46%	0.21%	0.00%	(0.06)%
Supplemental data
Portfolio turnover rate	43%	94%	107%	116%	116%	128%
Net assets, end of period (000s omitted)	$48,815	$49,816	$331,310	$543,933	$988,633	$473,777

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INVESTOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$21.17	$19.75	$16.65	$16.18	$13.02	$11.79
Net investment loss	(0.04)[1]	(0.11)[1]	(0.01)[1]	(0.06)[1]	(0.08)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	1.03	3.78	3.41	0.53	3.24	1.31

Total from investment operations	0.99	3.67	3.40	0.47	3.16	1.23
Distributions to shareholders from
Net investment income	0.00	(0.02)	0.00	0.00	0.00	0.00
Net realized gains	(5.95)	(2.23)	(0.30)	0.00	0.00	0.00

Total distributions to shareholders	(5.95)	(2.25)	(0.30)	0.00	0.00	0.00
Net asset value, end of period	$16.21	$21.17	$19.75	$16.65	$16.18	$13.02
Total return[2]	4.42%	19.08%	20.78%	2.90%	24.37%	10.35%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.32%	1.32%	1.28%	1.28%	1.36%
Net expenses	1.17%	1.17%	1.20%	1.27%	1.27%	1.35%
Net investment loss	(0.41)%	(0.51)%	(0.06)%	(0.37)%	(0.55)%	(0.64)%
Supplemental data
Portfolio turnover rate	43%	94%	107%	116%	116%	128%
Net assets, end of period (000s omitted)	$86,379	$89,008	$85,306	$81,199	$96,941	$104,200

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Capital Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Capital Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

22	Wells Fargo Advantage Capital Growth Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,250,820 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Capital Growth Fund	23

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$78,682,824	$0	$0	$78,682,824
Consumer staples	6,663,449	0	0	6,663,449
Energy	12,058,306	0	0	12,058,306
Financials	25,599,269	0	0	25,599,269
Health care	63,136,432	0	0	63,136,432
Industrials	23,388,954	0	0	23,388,954
Information technology	104,734,378	0	0	104,734,378
Materials	8,110,320	0	0	8,110,320
Telecommunication services	6,751,090	0	0	6,751,090

Short-term investments
Investment companies	4,405,856	1,718,750	0	6,124,606
Total assets	$333,530,878	$1,718,750	$0	$335,249,628

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.475% as the average daily net assets of the Fund increase. Prior to December 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Fund increased. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

24	Wells Fargo Advantage Capital Growth Fund	Notes to financial statements (unaudited)

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 0.75% for Class R4 shares, 0.60% for Class R6 shares, 0.90% for Administrator Class shares, 0.65% for Institutional Class shares, and 1.17% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2015, Funds Distributor received $3,050 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $151,431,008 and $213,520,216, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2015, the Fund paid $269 in commitment fees.

For the six months ended January 31, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

Notes to financial statements (unaudited)	Wells Fargo Advantage Capital Growth Fund	25

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Capital Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Capital Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Advantage Capital Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Capital Growth Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231596 03-15 SA200/SAR200 01-15

Wells Fargo Advantage Disciplined U.S. Core Fund

Semi-Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Disciplined U.S. Core Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Disciplined U.S. Core Fund for the six-month period that ended January 31, 2015. Generally improving U.S. economic data helped drive a positive return for U.S. stocks for the reporting period (as measured by the S&P 500 Index1); in contrast, many economies and markets elsewhere in the world faced ongoing challenges.

Positive U.S. economic data, but increased tensions abroad, led to heightened volatility during the third quarter of 2014.

When the reporting period began on August 1, 2014, the U.S. stock market was experiencing a series of surges interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. An escalating Russia/Ukraine situation and a growing perception that the U.S. Federal Reserve (Fed) would raise short-term interest rates sooner than expected caused investors to pull back near the end of July. As a result, the S&P 500 Index dropped into negative territory for July’s monthly return. However, August brought a bounce-back; the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 gross domestic product (GDP) growth. Then, in September, stock market volatility increased as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains.

The fourth quarter of 2014 brought continued improvement in the U.S.; international economies remained challenged.

Strong fourth-quarter results by the U.S. stock market helped the S&P 500 Index deliver more than 50 record closes in 2014. The last several, in December, were spurred by investor optimism following Fed Chair Janet Yellen’s comment that the Fed would be patient in its timing of an interest-rate increase. U.S. stocks also were boosted by positive economic data. November’s 5.8% unemployment rate was down from 7.0% a year earlier, and the number of jobs being added continued to expand, keeping U.S. employers on pace to hire nearly three million workers during 2014. In addition, the U.S. economy’s third-quarter growth rate was revised upward during the quarter, to 5.0%—its fastest pace in 11 years. Meanwhile, U.S. companies continued to report strong earnings. The steadily brightening U.S. economy energized consumers, who were further buoyed by much lower prices at the gasoline pump. During the fourth quarter, gasoline prices fell to their lowest levels in five years, according to the American Automobile Association.

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges. In China, where growth had been slowing for some time, government regulators in December announced changes being made in an effort to stimulate growth. In Japan, which slid back into recession in the third quarter of 2014, Prime Minister Abe gained approval in late December for roughly $29 billion in fresh stimulus to help the economy. In the eurozone, growth remained sluggish, and member countries continued to face an environment of low demand, high unemployment, and weak business investment. This situation

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	3

was exacerbated in December by renewed concerns about Greece after its parliament failed to avert a general election that could jeopardize the terms of the country’s financial agreement with its international creditors. In Russia, the economy contracted for the first time since October 2009 as the country struggled under the weight of slumping oil prices, international sanctions, and massive outflows of capital.

Market volatility increased in January 2015.

Markets fluctuated in January as investors reacted to geopolitical developments and new economic data. Mid-month, the World Bank lowered its outlook for global growth based on deepening problems in the eurozone and emerging markets, stating that a strengthening U.S. economy could not, by itself, support the global economy. Later in January, Greek voters gave control of their government to opposition party Syriza, which promised to end austerity and insisted that Greece’s massive debt be renegotiated. In the U.S., various data released in January, such as consumer confidence and December’s jobless rate, showed improvement. On the last trading day of the month, however, investors learned that fourth-quarter 2014 U.S. economic growth was estimated at 2.6%, which was below consensus and lower than the 4.6% and 5.0% growth rates, respectively, for the second and third quarters of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

4	Wells Fargo Advantage Disciplined U.S. Core Fund	Performance highlights (unaudited)
Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio manager

Greg Golden, CFA

Average annual total returns1 (%) as of January 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVSAX)	2-28-1990	9.71	14.28	7.28	16.42	15.65	7.92	0.93	0.92
Class C (EVSTX)	6-30-1999	14.50	14.78	7.12	15.50	14.78	7.12	1.68	1.67
Administrator Class (EVSYX)	2-21-1995	–	–	–	16.54	15.85	8.15	0.77	0.74
Institutional Class (EVSIX)	7-30-2010	–	–	–	16.86	16.12	8.28	0.50	0.48
S&P 500 Index[4]	–	–	–	–	14.22	15.60	7.61	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2015
Apple Incorporated	4.05
Exxon Mobil Corporation	2.42
Johnson & Johnson	2.23
General Electric Company	1.90
Pfizer Incorporated	1.83
Gilead Sciences Incorporated	1.67
Chevron Corporation	1.58
The Home Depot Incorporated	1.58
The Walt Disney Company	1.56
Intel Corporation	1.44

Sector distribution[6] as of January 31, 2015

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Disciplined U.S. Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,052.68	$4.71	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%
Class C
Actual	$1,000.00	$1,048.94	$8.57	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.84	$8.44	1.66%
Administrator Class
Actual	$1,000.00	$1,053.78	$3.83	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Institutional Class
Actual	$1,000.00	$1,055.10	$2.49	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	7

Security name	Shares	Value

Common Stocks: 98.54%

Consumer Discretionary: 11.39%

Automobiles: 1.65%
Ford Motor Company	270,286	$3,975,907
General Motors Company	122,131	3,983,913

		7,959,820

Diversified Consumer Services: 0.35%
H&R Block Incorporated	49,071	1,682,154

Hotels, Restaurants & Leisure: 1.31%
Chipotle Mexican Grill Incorporated †	6,251	4,437,210
Starbucks Corporation	21,868	1,914,106

		6,351,316

Household Durables: 0.45%
Pulte Homes Incorporated	106,712	2,197,200

Internet & Catalog Retail: 0.37%
Expedia Incorporated	14,726	1,265,405
The Priceline Group Incorporated †	514	518,873

		1,784,278

Media: 3.13%
Comcast Corporation Class A	123,219	6,548,474
DIRECTV Group Incorporated †	12,357	1,053,805
The Walt Disney Company	83,017	7,551,226

		15,153,505

Multiline Retail: 1.31%
Dollar General Corporation †	37,936	2,543,988
Macy’s Incorporated	30,973	1,978,555
Target Corporation	24,401	1,796,158

		6,318,701

Specialty Retail: 2.82%
Best Buy Company Incorporated	50,294	1,770,349
Lowe’s Companies Incorporated	62,787	4,254,447
The Home Depot Incorporated	72,985	7,621,094

		13,645,890

Consumer Staples: 9.28%

Beverages: 2.28%
Constellation Brands Incorporated Class A †	20,964	2,315,474
Dr Pepper Snapple Group Incorporated	50,624	3,911,716
PepsiCo Incorporated	45,448	4,262,113
The Coca-Cola Company	13,035	536,651

		11,025,954

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Food & Staples Retailing: 3.40%
CVS Health Corporation	68,527	$6,726,610
Sysco Corporation	37,732	1,477,962
The Kroger Company	18,372	1,268,587
Wal-Mart Stores Incorporated	58,385	4,961,557
Walgreens Boots Alliance Incorporated	26,953	1,987,784

		16,422,500

Food Products: 0.83%
Archer Daniels Midland Company	85,830	4,002,253

Household Products: 1.11%
Clorox Company	8,646	922,615
Kimberly-Clark Corporation	15,203	1,641,316
The Procter & Gamble Company	33,367	2,812,504

		5,376,435

Tobacco: 1.66%
Altria Group Incorporated	126,684	6,726,920
Philip Morris International	16,101	1,291,944

		8,018,864

Energy: 7.39%

Energy Equipment & Services: 0.28%
Nabors Industries Limited	91,482	1,052,958
National Oilwell Varco Incorporated	5,220	284,125

		1,337,083

Oil, Gas & Consumable Fuels: 7.11%
Chevron Corporation	74,550	7,643,612
ConocoPhillips Company	58,651	3,693,840
Devon Energy Corporation	16,174	974,807
EOG Resources Incorporated	32,619	2,904,070
Exxon Mobil Corporation	133,720	11,689,802
Kinder Morgan Incorporated	23,903	981,218
Tesoro Corporation	50,541	4,130,716
Valero Energy Corporation	45,133	2,386,633

		34,404,698

Financials: 14.96%

Banks: 4.27%
Bank of America Corporation	208,306	3,155,836
Citigroup Incorporated	143,417	6,733,428
Huntington Bancshares Incorporated	127,548	1,278,031
JPMorgan Chase & Company	90,379	4,914,810
PNC Financial Services Group Incorporated	24,396	2,062,438
SunTrust Banks Incorporated	64,796	2,489,462

		20,634,005

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	9

Security name	Shares	Value

Capital Markets: 2.76%
Ameriprise Financial Incorporated	7,581	$947,170
BlackRock Incorporated	4,201	1,430,483
Goldman Sachs Group Incorporated	27,122	4,676,104
Morgan Stanley	134,850	4,559,279
T. Rowe Price Group Incorporated	22,216	1,748,844

		13,361,880

Consumer Finance: 0.33%
Capital One Financial Corporation	21,674	1,586,754

Diversified Financial Services: 0.95%
Berkshire Hathaway Incorporated Class B †	31,933	4,595,478

Insurance: 2.68%
ACE Limited	17,926	1,935,291
American Financial Group Incorporated	22,022	1,278,157
American International Group Incorporated	52,992	2,589,719
Assurant Incorporated	30,124	1,913,175
The Hartford Financial Services Group Incorporated	102,725	3,996,003
The Travelers Companies Incorporated	12,081	1,242,168

		12,954,513

Real Estate Management & Development: 0.09%
CBRE Group Incorporated †	13,397	433,259

REITs: 3.88%
American Tower Corporation	42,350	4,105,833
AvalonBay Communities Incorporated	20,954	3,624,832
Crown Castle International Corporation	19,541	1,690,492
General Growth Properties Incorporated	138,195	4,170,725
Host Hotels & Resorts Incorporated	32,933	753,836
Simon Property Group Incorporated	22,175	4,405,286

		18,751,004

Health Care: 15.52%

Biotechnology: 3.30%
Amgen Incorporated	37,791	5,754,058
Biogen Idec Incorporated †	5,478	2,131,818
Gilead Sciences Incorporated †	77,088	8,081,135

		15,967,011

Health Care Equipment & Supplies: 2.51%
Boston Scientific Corporation †	184,507	2,732,549
DexCom Incorporated †	58,104	3,473,457
Medtronic plc	83,306	5,948,081

		12,154,087

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Health Care Providers & Services: 2.66%
Aetna Incorporated	45,398	$4,168,444
AmerisourceBergen Corporation	46,403	4,410,605
Humana Incorporated	7,377	1,080,288
McKesson Corporation	4,949	1,052,405
UnitedHealth Group Incorporated	20,069	2,132,331

		12,844,073

Life Sciences Tools & Services: 0.16%
Thermo Fisher Scientific Incorporated	6,059	758,647

Pharmaceuticals: 6.89%
AbbVie Incorporated	86,912	5,245,139
Bristol-Myers Squibb Company	31,336	1,888,621
Eli Lilly & Company	34,199	2,462,328
Johnson & Johnson	107,794	10,794,491
Merck & Company Incorporated	67,069	4,042,919
Pfizer Incorporated	283,833	8,869,781

		33,303,279

Industrials: 11.23%

Aerospace & Defense: 3.94%
General Dynamics Corporation	34,554	4,602,938
L-3 Communications Holdings Incorporated	32,104	3,952,644
Lockheed Martin Corporation	25,495	4,802,493
The Boeing Company	39,316	5,715,367

		19,073,442

Airlines: 1.01%
Southwest Airlines Company	107,698	4,865,796

Building Products: 0.23%
Allegion plc	20,722	1,119,195

Commercial Services & Supplies: 0.59%
RR Donnelley & Sons Company	94,569	1,557,551
The ADT Corporation	36,955	1,271,252

		2,828,803

Industrial Conglomerates: 2.13%
3M Company	6,863	1,113,865
General Electric Company	383,958	9,172,757

		10,286,622

Machinery: 1.54%
Caterpillar Incorporated	47,843	3,826,005
Snap-on Incorporated	27,278	3,620,063

		7,446,068

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	11

Security name	Shares	Value

Road & Rail: 1.79%
CSX Corporation	62,098	$2,067,863
Union Pacific Corporation	56,315	6,600,681

		8,668,544

Information Technology: 19.71%

Communications Equipment: 2.81%
Cisco Systems Incorporated	244,855	6,455,602
F5 Networks Incorporated †	17,184	1,918,078
QUALCOMM Incorporated	83,714	5,228,776

		13,602,456

Electronic Equipment, Instruments & Components: 0.95%
Corning Incorporated	192,509	4,575,939

Internet Software & Services: 2.04%
Facebook Incorporated Class A †	64,300	4,881,013
Google Incorporated Class A †	7,145	3,840,795
Google Incorporated Class C †	2,133	1,140,131

		9,861,939

IT Services: 2.03%
International Business Machines Corporation	13,608	2,086,242
MasterCard Incorporated Class A	19,768	1,621,569
Paychex Incorporated	5,054	228,744
Western Union Company	128,172	2,178,924
Xerox Corporation	282,026	3,714,282

		9,829,761

Semiconductors & Semiconductor Equipment: 3.30%
Intel Corporation	211,336	6,982,541
Micron Technology Incorporated †	128,540	3,761,723
Texas Instruments Incorporated	97,279	5,199,563

		15,943,827

Software: 3.60%
CA Incorporated	60,688	1,838,846
Intuit Incorporated	43,806	3,803,237
Microsoft Corporation	139,068	5,618,347
Oracle Corporation	146,599	6,141,032

		17,401,462

Technology Hardware, Storage & Peripherals: 4.98%
Apple Incorporated	167,165	19,585,051
EMC Corporation	35,036	908,483
Hewlett-Packard Company	58,233	2,103,958
SanDisk Corporation	19,266	1,462,482

		24,059,974

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name		Shares	Value

Materials: 3.39%

Chemicals: 2.20%
Air Products & Chemicals Incorporated		12,031	$1,751,834
Dow Chemical Company		91,771	4,144,378
LyondellBasell Industries NV Class A		47,850	3,784,457
The Sherwin-Williams Company		3,560	965,721

			10,646,390

Containers & Packaging: 0.10%
Avery Dennison Corporation		9,663	505,085

Metals & Mining: 1.09%
Alcoa Incorporated		270,402	4,231,791
Freeport-McMoRan Copper & Gold Incorporated Class B		61,050	1,026,251

			5,258,042

Telecommunication Services: 2.33%

Diversified Telecommunication Services: 2.33%
AT&T Incorporated		173,948	5,726,368
Verizon Communications Incorporated		121,414	5,549,834

			11,276,202

Utilities: 3.34%

Electric Utilities: 2.05%
Edison International		65,367	4,454,761
Entergy Corporation		39,403	3,448,157
Exelon Corporation		56,095	2,021,664

			9,924,582

Multi-Utilities: 1.29%
CMS Energy Corporation		74,844	2,823,867
Public Service Enterprise Group Incorporated		79,857	3,408,297

			6,232,164

Total Common Stocks (Cost $330,690,283)			476,430,934

	Yield
Short-Term Investments: 2.78%

Investment Companies: 2.78%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	13,416,501	13,416,501

Total Short-Term Investments (Cost $13,416,501)			13,416,501

Total investments in securities (Cost $344,106,784) *	101.32%	489,847,435
Other assets and liabilities, net	(1.32)	(6,381,522)

Total net assets	100.00%	$483,465,913

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	13

†	Non-income-earning security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $345,235,822 and unrealized gains (losses) consists of:

Gross unrealized gains	$151,142,366
Gross unrealized losses	(6,530,753)

Net unrealized gains	$144,611,613

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Disciplined U.S. Core Fund	Statement of assets and liabilities—January 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $330,690,283)	$476,430,934
In affiliated securities, at value (cost $13,416,501)	13,416,501

Total investments, at value (cost $344,106,784)	489,847,435
Receivable for Fund shares sold	847,777
Receivable for dividends	562,181
Receivable for securities lending income	6,203
Prepaid expenses and other assets	158,044

Total assets	491,421,640

Liabilities
Payable for investments purchased	5,142,457
Payable for Fund shares redeemed	2,183,449
Advisory fee payable	128,065
Distribution fee payable	8,185
Administration fees payable	109,134
Accrued expenses and other liabilities	384,437

Total liabilities	7,955,727

Total net assets	$483,465,913

NET ASSETS CONSIST OF
Paid-in capital	$309,378,216
Undistributed net investment income	3,280,334
Accumulated net realized gains on investments	25,066,712
Net unrealized gains on investments	145,740,651

Total net assets	$483,465,913

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$314,022,893
Shares outstanding – Class A1	21,624,287
Net asset value per share – Class A	$14.52
Maximum offering price per share – Class A2	$15.41
Net assets – Class C	$16,308,256
Shares outstanding – Class C1	1,192,020
Net asset value per share – Class C	$13.68
Net assets – Administrator Class	$53,138,085
Shares outstanding – Administrator Class[1]	3,579,961
Net asset value per share – Administrator Class	$14.84
Net assets – Institutional Class	$99,996,679
Shares outstanding – Institutional Class[1]	6,809,839
Net asset value per share – Institutional Class	$14.68

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2015 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	15

Investment income
Dividends	$5,305,236
Securities lending income, net	27,626
Income from affiliated securities	2,626

Total investment income	5,335,488

Expenses
Advisory fee	730,437
Administration fees
Fund level	121,739
Class A	416,286
Class C	16,542
Administrator Class	26,566
Institutional Class	40,353
Shareholder servicing fees
Class A	400,276
Class C	15,906
Administrator Class	66,414
Distribution fee
Class C	47,719
Custody and accounting fees	13,424
Professional fees	26,723
Registration fees	26,276
Shareholder report expenses	26,031
Trustees’ fees and expenses	5,010
Other fees and expenses	16,624

Total expenses	1,996,326
Less: Fee waivers and/or expense reimbursements	(1,961)

Net expenses	1,994,365

Net investment income	3,341,123

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	26,095,620
Net change in unrealized gains (losses) on investments	(4,953,793)

Net realized and unrealized gains (losses) on investments	21,141,827

Net increase in net assets resulting from operations	$24,482,950

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Disciplined U.S. Core Fund	Statement of changes in net assets

	Six months ended January 31, 2015 (unaudited)		Year ended July 31, 2014

Operations
Net investment income		$3,341,123		$5,821,768
Net realized gains on investments		26,095,620		71,674,199
Net change in unrealized gains (losses) on investments		(4,953,793)		(9,441,808)

Net increase in net assets resulting from operations		24,482,950		68,054,159

Distributions to shareholders from
Net investment income
Class A		(3,522,119)		(4,752,589)
Class C		(84,291)		(97,722)
Administrator Class		(647,073)		(634,126)
Institutional Class		(1,537,331)		(1,401,931)
Net realized gains
Class A		(46,161,619)		(38,995,790)
Class C		(2,082,924)		(1,394,806)
Administrator Class		(7,515,200)		(6,776,357)
Institutional Class		(15,983,371)		(9,948,253)

Total distributions to shareholders		(77,533,928)		(64,001,574)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,063,286	16,732,861	678,932	10,775,202
Class C	490,419	7,285,252	94,568	1,412,231
Administrator Class	441,623	7,136,247	242,716	3,925,319
Institutional Class	1,511,259	25,351,910	6,582,647	106,283,524

		56,506,270		122,396,276

Reinvestment of distributions
Class A	3,224,975	47,843,154	2,774,700	42,042,332
Class C	105,097	1,464,972	73,060	1,051,887
Administrator Class	491,872	7,465,466	399,637	6,149,295
Institutional Class	561,645	8,449,624	96,268	1,480,716

		65,223,216		50,724,230

Payment for shares redeemed
Class A	(1,425,803)	(22,618,676)	(2,255,673)	(35,863,720)
Class C	(108,900)	(1,664,197)	(74,785)	(1,139,432)
Administrator Class	(395,231)	(6,599,042)	(5,335,919)	(86,377,733)
Institutional Class	(796,589)	(12,462,536)	(1,259,512)	(20,243,867)

		(43,344,451)		(143,624,752)

Net increase in net assets resulting from capital share transactions		78,385,035		29,495,754

Total increase in net assets		25,334,057		33,548,339

Net assets
Beginning of period		458,131,856		424,583,517

End of period		$483,465,913		$458,131,856

Undistributed net investment income		$3,280,334		$5,730,025

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Disciplined U.S. Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$16.29	$16.27	$14.65	$14.25	$11.93	$10.85
Net investment income	0.09	0.19	0.24	0.20	0.16	0.15
Net realized and unrealized gains (losses) on investments	0.79	2.35	3.25	0.93	2.17	1.09

Total from investment operations	0.88	2.54	3.49	1.13	2.33	1.24
Distributions to shareholders from
Net investment income	(0.16)	(0.24)	(0.24)	(0.23)	(0.01)	(0.16)
Net realized gains	(2.49)	(2.28)	(1.63)	(0.50)	0.00	0.00

Total distributions to shareholders	(2.65)	(2.52)	(1.87)	(0.73)	(0.01)	(0.16)
Net asset value, end of period	$14.52	$16.29	$16.27	$14.65	$14.25	$11.93
Total return[2]	5.27%	17.00%	26.62%	8.54%	19.50%	11.39%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.93%	0.94%	0.92%	0.93%	0.76%
Net expenses	0.91%	0.92%	0.92%	0.92%	0.92%	0.76%
Net investment income	1.28%	1.27%	1.66%	1.43%	1.18%	1.27%
Supplemental data
Portfolio turnover rate	28%	71%	64%	82%	64%	63%
Net assets, end of period (000s omitted)	$314,023	$305,577	$285,780	$254,272	$268,460	$265,835

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class A of Evergreen Enhanced S&P 500 Fund.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$15.47	$15.58	$14.10	$13.69	$11.54	$10.50
Net investment income	0.07	0.08	0.12	0.09	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.72	2.23	3.12	0.90	2.10	1.04

Total from investment operations	0.79	2.31	3.24	0.99	2.15	1.10
Distributions to shareholders from
Net investment income	(0.09)	(0.14)	(0.13)	(0.08)	0.00	(0.06)
Net realized gains	(2.49)	(2.28)	(1.63)	(0.50)	0.00	0.00

Total distributions to shareholders	(2.58)	(2.42)	(1.76)	(0.58)	0.00	(0.06)
Net asset value, end of period	$13.68	$15.47	$15.58	$14.10	$13.69	$11.54
Total return[2]	4.89%	16.10%	25.65%	7.75%	18.63%	10.51%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.68%	1.69%	1.67%	1.68%	1.51%
Net expenses	1.66%	1.67%	1.67%	1.67%	1.67%	1.51%
Net investment income	0.51%	0.51%	0.92%	0.68%	0.44%	0.52%
Supplemental data
Portfolio turnover rate	28%	71%	64%	82%	64%	63%
Net assets, end of period (000s omitted)	$16,308	$10,913	$9,544	$8,590	$8,768	$11,613

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class C of Evergreen Enhanced S&P 500 Fund.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Disciplined U.S. Core Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$16.60	$16.47	$14.79	$14.36	$11.99	$10.92
Net investment income	0.12 [2]	0.25 [2]	0.28 [2]	0.23 [2]	0.19 [2]	0.20
Net realized and unrealized gains (losses) on investments	0.80	2.35	3.27	0.93	2.19	1.06

Total from investment operations	0.92	2.60	3.55	1.16	2.38	1.26
Distributions to shareholders from
Net investment income	(0.19)	(0.19)	(0.24)	(0.23)	(0.01)	(0.19)
Net realized gains	(2.49)	(2.28)	(1.63)	(0.50)	0.00	0.00

Total distributions to shareholders	(2.68)	(2.47)	(1.87)	(0.73)	(0.01)	(0.19)
Net asset value, end of period	$14.84	$16.60	$16.47	$14.79	$14.36	$11.99
Total return[3]	5.38%	17.12%	26.82%	8.72%	19.84%	11.51%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.78%	0.75%	0.77%	0.52%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.52%
Net investment income	1.45%	1.56%	1.87%	1.63%	1.37%	1.53%
Supplemental data
Portfolio turnover rate	28%	71%	64%	82%	64%	63%
Net assets, end of period (000s omitted)	$53,138	$50,498	$127,384	$150,408	$244,716	$371,389

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class I of Evergreen Enhanced S&P 500 Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$16.47	$16.43	$14.78	$14.39	$11.99	$11.99
Net investment income	0.14	0.26 [2]	0.35	0.26 [2]	0.22	0.00
Net realized and unrealized gains (losses) on investments	0.79	2.37	3.23	0.93	2.19	0.00

Total from investment operations	0.93	2.63	3.58	1.19	2.41	0.00
Distributions to shareholders from
Net investment income	(0.23)	(0.31)	(0.30)	(0.30)	(0.01)	0.00
Net realized gains	(2.49)	(2.28)	(1.63)	(0.50)	0.00	0.00

Total distributions to shareholders	(2.72)	(2.59)	(1.93)	(0.80)	(0.01)	0.00
Net asset value, end of period	$14.68	$16.47	$16.43	$14.78	$14.39	$11.99
Total return[3]	5.51%	17.48%	27.16%	9.02%	20.10%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.50%	0.51%	0.49%	0.51%	0.00%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.47%	0.00%
Net investment income	1.72%	1.63%	2.08%	1.80%	1.62%	0.00%
Supplemental data
Portfolio turnover rate	28%	71%	64%	82%	64%	63%
Net assets, end of period (000s omitted)	$99,997	$91,144	$1,875	$1,215	$12	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustee of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

22	Wells Fargo Advantage Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$55,092,864	$0	$0	$55,092,864
Consumer staples	44,846,006	0	0	44,846,006
Energy	35,741,781	0	0	35,741,781
Financials	72,316,893	0	0	72,316,893
Health care	75,027,097	0	0	75,027,097
Industrials	54,288,470	0	0	54,288,470
Information technology	95,275,358	0	0	95,275,358
Materials	16,409,517	0	0	16,409,517
Telecommunication services	11,276,202	0	0	11,276,202
Utilities	16,156,746	0	0	16,156,746

Short-term investments
Investment companies	13,416,501	0	0	13,416,501
Total assets	$489,847,435	$0	$0	$489,847,435

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

24	Wells Fargo Advantage Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.92% for Class A shares, 1.67% for Class C shares, 0.74% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2015, Funds Distributor received $10,818 from the sale of Class A shares and $500 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $143,243,489 and $133,642,593, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2015, the Fund paid $350 in commitment fees.

For the six months ended January 31, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Disciplined U.S. Core Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Disciplined U.S. Core Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231597 03-15 SA203/SAR203 01-15

Wells Fargo Advantage Endeavor Select Fund

Semi-Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Endeavor Select Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Endeavor Select Fund for the six-month period that ended January 31, 2015. Generally improving U.S. economic data helped drive a positive return for U.S. stocks for the reporting period (as measured by the S&P 500 Index1); in contrast, many economies and markets elsewhere in the world faced ongoing challenges.

Positive U.S. economic data, but increased tensions abroad, led to heightened volatility during the third quarter of 2014.

When the reporting period began on August 1, 2014, the U.S. stock market was experiencing a series of surges interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. An escalating Russia/Ukraine situation and a growing perception that the U.S. Federal Reserve (Fed) would raise short-term interest rates sooner than expected caused investors to pull back near the end of July. As a result, the S&P 500 Index dropped into negative territory for July’s monthly return. However, August brought a bounce-back; the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 gross domestic product (GDP) growth. Then, in September, stock market volatility increased as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains.

The fourth quarter of 2014 brought continued improvement in the U.S.; international economies remained challenged.

Strong fourth-quarter results by the U.S. stock market helped the S&P 500 Index deliver more than 50 record closes in 2014. The last several, in December, were spurred by investor optimism following Fed Chair Janet Yellen’s comment that the Fed would be patient in its timing of an interest-rate increase. U.S. stocks also were boosted by positive economic data. November’s 5.8% unemployment rate was down from 7.0% a year earlier, and the number of jobs being added continued to expand, keeping U.S. employers on pace to hire nearly three million workers during 2014. In addition, the U.S. economy’s third-quarter growth rate was revised upward during the quarter, to 5.0%—its fastest pace in 11 years. Meanwhile, U.S. companies continued to report strong earnings. The steadily brightening U.S. economy energized consumers, who were further buoyed by much lower prices at the gasoline pump. During the fourth quarter, gasoline prices fell to their lowest levels in five years, according to the American Automobile Association.

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges. In China, where growth had been slowing for some time, government regulators in December announced changes being made in an effort to stimulate growth. In Japan, which slid back into recession in the third quarter of 2014, Prime Minister Abe gained approval in late December for roughly $29 billion in fresh stimulus to help the economy. In the eurozone, growth remained sluggish, and member countries continued to face an environment of low demand, high unemployment, and weak business investment. This situation

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Endeavor Select Fund	3

was exacerbated in December by renewed concerns about Greece after its parliament failed to avert a general election that could jeopardize the terms of the country’s financial agreement with its international creditors. In Russia, the economy contracted for the first time since October 2009 as the country struggled under the weight of slumping oil prices, international sanctions, and massive outflows of capital.

Market volatility increased in January 2015.

Markets fluctuated in January as investors reacted to geopolitical developments and new economic data. Mid-month, the World Bank lowered its outlook for global growth based on deepening problems in the eurozone and emerging markets, stating that a strengthening U.S. economy could not, by itself, support the global economy. Later in January, Greek voters gave control of their government to opposition party Syriza, which promised to end austerity and insisted that Greece’s massive debt be renegotiated. In the U.S., various data released in January, such as consumer confidence and December’s jobless rate, showed improvement. On the last trading day of the month, however, investors learned that fourth-quarter 2014 U.S. economic growth was estimated at 2.6%, which was below consensus and lower than the 4.6% and 5.0% growth rates, respectively, for the second and third quarters of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

4	Wells Fargo Advantage Endeavor Select Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns1 (%) as of January 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STAEX)	12-29-2000	1.62	13.49	5.98	7.80	14.83	6.61	1.25	1.25
Class B (WECBX)*	12-29-2000	1.88	13.71	6.04	6.88	13.95	6.04	2.00	2.00
Class C (WECCX)	12-29-2000	5.96	13.97	5.80	6.96	13.97	5.80	2.00	2.00
Administrator Class (WECDX)	4-8-2005	–	–	–	8.00	15.11	6.87	1.09	1.00
Institutional Class (WFCIX)	4-8-2005	–	–	–	8.25	15.34	7.07	0.82	0.80
Russell 1000® Growth Index[4]	–	–	–	–	14.59	16.49	8.69	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Endeavor Select Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2015
Apple Incorporated	6.64
Facebook Incorporated Class A	4.73
SBA Communications Corporation Class A	3.33
Comcast Corporation Class A	3.32
TJX Companies Incorporated	3.21
Visa Incorporated Class A	3.03
Liberty Global plc Class C	3.01
McKesson Corporation	2.94
Biogen Idec Incorporated	2.92
Gilead Sciences Incorporated	2.86

Sector distribution[6] as of January 31, 2015

[1]	Historical performance shown for Administrator Class shares and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Endeavor Select Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,041.37	$6.33	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26	1.23%
Class B
Actual	$1,000.00	$1,036.58	$10.22	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$10.11	1.99%
Class C
Actual	$1,000.00	$1,036.55	$10.22	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$10.11	1.99%
Administrator Class
Actual	$1,000.00	$1,041.84	$5.15	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class
Actual	$1,000.00	$1,043.32	$4.12	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Endeavor Select Fund	7

Security name	Shares	Value

Common Stocks: 93.54%

Consumer Discretionary: 26.50%

Auto Components: 1.51%
Delphi Automotive plc	148,800	$10,227,024

Hotels, Restaurants & Leisure: 2.58%
Chipotle Mexican Grill Incorporated †	24,700	17,533,048

Internet & Catalog Retail: 1.84%
Amazon.com Incorporated †	35,300	12,514,909

Leisure Products: 2.29%
Polaris Industries Incorporated	107,500	15,543,425

Media: 10.25%
Comcast Corporation Class A	423,600	22,512,222
Liberty Global plc Class C †	447,800	20,415,202
Time Warner Incorporated	175,800	13,700,094
Twenty-First Century Fox Incorporated	390,300	12,942,348

		69,569,866

Specialty Retail: 3.21%
TJX Companies Incorporated	331,000	21,826,140

Textiles, Apparel & Luxury Goods: 4.82%
Nike Incorporated Class B	158,200	14,593,950
Under Armour Incorporated Class A †	251,500	18,128,120

		32,722,070

Consumer Staples: 2.43%

Beverages: 2.43%
Constellation Brands Incorporated Class A †	149,300	16,490,185

Energy: 2.44%

Oil, Gas & Consumable Fuels: 2.44%
Pioneer Natural Resources Company	110,000	16,558,300

Financials: 4.87%

Capital Markets: 2.31%
Affiliated Managers Group Incorporated †	76,400	15,701,728

Diversified Financial Services: 2.56%
IntercontinentalExchange Group Incorporated	84,500	17,384,185

Health Care: 15.52%

Biotechnology: 8.56%
Biogen Idec Incorporated †	51,000	19,847,160
Celgene Corporation †	158,800	18,922,608
Gilead Sciences Incorporated †	185,000	19,393,550

		58,163,318

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Health Care Providers & Services: 2.94%
McKesson Corporation	93,800	$19,946,570

Pharmaceuticals: 4.02%
AbbVie Incorporated	186,679	11,266,078
Perrigo Company plc	105,500	16,008,570

		27,274,648

Industrials: 6.08%

Airlines: 2.15%
Delta Air Lines Incorporated	309,200	14,628,252

Road & Rail: 3.93%
Canadian Pacific Railway Limited	56,400	9,851,388
Union Pacific Corporation	143,300	16,796,193

		26,647,581

Information Technology: 30.31%

Communications Equipment: 1.78%
Palo Alto Networks Incorporated †	95,836	12,112,712

Electronic Equipment, Instruments & Components: 2.43%
TE Connectivity Limited	248,300	16,484,637

Internet Software & Services: 8.76%
Alibaba Group Holding Limited ADR †	89,000	7,928,120
Facebook Incorporated Class A †	423,200	32,125,112
Google Incorporated Class A †	15,175	8,157,321
Google Incorporated Class C †	21,075	11,265,009

		59,475,562

IT Services: 3.03%
Visa Incorporated Class A	80,800	20,596,728

Semiconductors & Semiconductor Equipment: 2.66%
Micron Technology Incorporated †	617,100	18,059,432

Software: 3.05%
ServiceNow Incorporated †	150,300	10,956,870
Workday Incorporated Class A †	123,100	9,781,526

		20,738,396

Technology Hardware, Storage & Peripherals: 8.60%
Apple Incorporated	384,643	45,064,774
Western Digital Corporation	136,800	13,301,064

		58,365,838

Materials: 2.06%

Chemicals: 2.06%
Monsanto Company	118,800	14,016,024

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Endeavor Select Fund	9

Security name		Shares	Value

Telecommunication Services: 3.33%

Wireless Telecommunication Services: 3.33%
SBA Communications Corporation Class A †		193,779	$22,614,009

Total Common Stocks (Cost $489,917,570)			635,194,587

	Yield
Short-Term Investments: 4.12%

Investment Companies: 4.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	27,995,586	27,995,586

Total Short-Term Investments (Cost $27,995,586)			27,995,586

Total investments in securities (Cost $517,913,156) *	97.66%	663,190,173
Other assets and liabilities, net	2.34	15,857,035

Total net assets	100.00%	$679,047,208

†	Non-income-earning security

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $518,457,925 and unrealized gains (losses) consists of:

Gross unrealized gains	$152,449,600
Gross unrealized losses	(7,717,352)

Net unrealized gains	$144,732,248

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Endeavor Select Fund	Statement of assets and liabilities—January 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $489,917,570)	$635,194,587
In affiliated securities, at value (cost $27,995,586)	27,995,586

Total investments, at value (cost $517,913,156)	663,190,173
Receivable for investments sold	16,022,354
Receivable for Fund shares sold	607,141
Receivable for dividends	320,298
Receivable for securities lending income	266
Prepaid expenses and other assets	35,550

Total assets	680,175,782

Liabilities
Payable for Fund shares redeemed	542,299
Advisory fee payable	391,444
Distribution fees payable	4,798
Administration fees payable	86,521
Accrued expenses and other liabilities	103,512

Total liabilities	1,128,574

Total net assets	$679,047,208

NET ASSETS CONSIST OF
Paid-in capital	$518,179,940
Accumulated net investment loss	(453,974)
Accumulated net realized gains on investments	16,045,985
Net unrealized gains on investments	145,275,257

Total net assets	$679,047,208

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$29,228,534
Shares outstanding – Class A1	2,291,287
Net asset value per share – Class A	$12.76
Maximum offering price per share – Class A2	$13.54
Net assets – Class B	$144,975
Shares outstanding – Class B1	13,042
Net asset value per share – Class B	$11.12
Net assets – Class C	$6,846,873
Shares outstanding – Class C1	615,726
Net asset value per share – Class C	$11.12
Net assets – Administrator Class	$45,842,754
Shares outstanding – Administrator Class[1]	3,499,418
Net asset value per share – Administrator Class	$13.10
Net assets – Institutional Class	$596,984,072
Shares outstanding – Institutional Class[1]	44,791,861
Net asset value per share – Institutional Class	$13.33

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2015 (unaudited)	Wells Fargo Advantage Endeavor Select Fund	11

Investment income
Dividends (net of foreign withholding taxes of $7,528)	$2,602,402
Securities lending income, net	6,225
Income from affiliated securities	3,502

Total investment income	2,612,129

Expenses
Advisory fee	2,329,082
Administration fees
Fund level	181,258
Class A	43,995
Class B	283
Class C	9,094
Administrator Class	24,572
Institutional Class	253,933
Shareholder servicing fees
Class A	42,303
Class B	272
Class C	8,744
Administrator Class	58,926
Distribution fees
Class B	817
Class C	26,233
Custody and accounting fees	22,129
Professional fees	21,822
Registration fees	31,852
Shareholder report expenses	31,093
Trustees’ fees and expenses	6,053
Interest expense	1,146
Other fees and expenses	6,770

Total expenses	3,100,377
Less: Fee waivers and/or expense reimbursements	(34,274)

Net expenses	3,066,103

Net investment loss	(453,974)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	27,180,115
Net change in unrealized gains (losses) on investments	3,197,326

Net realized and unrealized gains (losses) on investments	30,377,441

Net increase in net assets resulting from operations	$29,923,467

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Endeavor Select Fund	Statement of changes in net assets

	Six months ended January 31, 2015 (unaudited)		Year ended July 31, 2014

Operations
Net investment loss		$(453,974)		$(1,901,929)
Net realized gains on investments		27,180,115		115,526,129
Net change in unrealized gains (losses) on investments		3,197,326		3,258,076

Net increase in net assets resulting from operations		29,923,467		116,882,276

Distributions to shareholders from
Net investment income
Administrator Class		0		(97,085)
Institutional Class		0		(2,001,641)
Net realized gains
Class A		(4,180,367)		(2,203,445)
Class B		(29,782)		(22,001)
Class C		(1,041,460)		(364,783)
Administrator Class		(6,299,282)		(2,987,418)
Institutional Class		(81,434,953)		(26,344,957)

Total distributions to shareholders		(92,985,844)		(34,021,330)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	90,947	1,266,080	262,020	3,578,072
Class B	0	0	2,013	24,431
Class C	51,262	603,879	57,270	710,640
Administrator Class	257,860	3,638,589	487,193	6,799,164
Institutional Class	3,362,165	48,878,991	9,878,304	139,039,120

		54,387,539		150,151,427

Reinvestment of distributions
Class A	314,153	4,011,740	158,036	2,144,550
Class B	2,673	29,782	1,707	20,756
Class C	91,245	1,017,377	29,369	357,128
Administrator Class	479,088	6,280,838	194,103	2,691,721
Institutional Class	5,829,180	77,761,267	1,890,146	26,598,582

		89,101,004		31,812,737

Payment for shares redeemed
Class A	(1,064,799)	(15,047,007)	(985,474)	(13,604,809)
Class B	(9,306)	(111,588)	(27,816)	(338,489)
Class C	(62,006)	(723,428)	(109,981)	(1,352,148)
Administrator Class	(599,000)	(8,356,802)	(2,689,608)	(37,603,302)
Institutional Class	(6,618,237)	(92,905,507)	(8,839,212)	(124,313,851)

		(117,144,332)		(177,212,599)

Net increase in net assets resulting from capital share transactions		26,344,211		4,751,565

Total increase (decrease) in net assets		(36,718,166)		87,612,511

Net assets
Beginning of period		715,765,374		628,152,863

End of period		$679,047,208		$715,765,374

Undistributed (accumulated) net investment income (loss)		$(453,974)		$0

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Endeavor Select Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.13	$12.52	$10.45	$10.12	$8.12	$7.25
Net investment income (loss)	(0.04)[1]	(0.09)[1]	0.00 [1,2]	(0.05)[1]	(0.05)[1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	0.63	2.37	2.07	0.38	2.05	0.91

Total from investment operations	0.59	2.28	2.07	0.33	2.00	0.87
Distributions to shareholders from
Net realized gains	(1.96)	(0.67)	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.76	$14.13	$12.52	$10.45	$10.12	$8.12
Total return[3]	4.14%	18.40%	19.81%	3.26%	24.63%	12.00%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.25%	1.26%	1.23%	1.23%	1.28%
Net expenses	1.23%	1.24%	1.25%	1.23%	1.23%	1.25%
Net investment income (loss)	(0.50)%	(0.66)%	0.03%	(0.49)%	(0.52)%	(0.51)%
Supplemental data
Portfolio turnover rate	38%	100%	97%	94%	100%	139%
Net assets, end of period (000s omitted)	$29,229	$41,708	$44,041	$47,233	$94,704	$125,266

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS B		2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.60	$11.31	$9.51	$9.28	$7.50	$6.75
Net investment loss	(0.08)[1]	(0.17)[1]	(0.07)[1]	(0.11)[1]	(0.11)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	0.56	2.13	1.87	0.34	1.89	0.84

Total from investment operations	0.48	1.96	1.80	0.23	1.78	0.75
Distributions to shareholders from
Net realized gains	(1.96)	(0.67)	0.00	0.00	0.00	0.00
Net asset value, end of period	$11.12	$12.60	$11.31	$9.51	$9.28	$7.50
Total return[2]	3.66%	17.50%	18.93%	2.48%	23.73%	11.11%
Ratios to average net assets (annualized)
Gross expenses	1.99%	2.00%	2.00%	1.98%	1.98%	2.02%
Net expenses	1.99%	1.99%	2.00%	1.98%	1.98%	2.00%
Net investment loss	(1.24)%	(1.41)%	(0.67)%	(1.24)%	(1.26)%	(1.25)%
Supplemental data
Portfolio turnover rate	38%	100%	97%	94%	100%	139%
Net assets, end of period (000s omitted)	$145	$248	$495	$1,095	$1,633	$2,622

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Endeavor Select Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.61	$11.32	$9.51	$9.28	$7.50	$6.75
Net investment loss	(0.08)[1]	(0.17)[1]	(0.07)[1]	(0.11)[1]	(0.11)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	0.55	2.13	1.88	0.34	1.89	0.84

Total from investment operations	0.47	1.96	1.81	0.23	1.78	0.75
Distributions to shareholders from
Net realized gains	(1.96)	(0.67)	0.00	0.00	0.00	0.00
Net asset value, end of period	$11.12	$12.61	$11.32	$9.51	$9.28	$7.50
Total return[2]	3.65%	17.60%	18.93%	2.48%	23.73%	11.11%
Ratios to average net assets (annualized)
Gross expenses	1.99%	2.00%	2.01%	1.98%	1.98%	2.03%
Net expenses	1.99%	1.99%	2.00%	1.98%	1.98%	2.00%
Net investment loss	(1.27)%	(1.41)%	(0.72)%	(1.25)%	(1.27)%	(1.26)%
Supplemental data
Portfolio turnover rate	38%	100%	97%	94%	100%	139%
Net assets, end of period (000s omitted)	$6,847	$6,747	$6,320	$6,199	$7,448	$7,825

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.45	$12.78	$10.63	$10.26	$8.22	$7.34
Net investment income (loss)	(0.02)[1]	(0.06)[1]	0.03 [1]	(0.03)[1]	(0.03)[1]	(0.02)[1]
Net realized and unrealized gains (losses) on investments	0.63	2.42	2.12	0.40	2.07	0.91

Total from investment operations	0.61	2.36	2.15	0.37	2.04	0.89
Distributions to shareholders from
Net investment income	0.00	(0.02)	0.00	0.00	0.00	(0.01)
Net realized gains	(1.96)	(0.67)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.96)	(0.69)	0.00	0.00	0.00	(0.01)
Net asset value, end of period	$13.10	$14.45	$12.78	$10.63	$10.26	$8.22
Total return[2]	4.18%	18.77%	20.13%	3.51%	24.94%	12.16%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.06%	1.08%	1.07%	1.07%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.28)%	(0.42)%	0.23%	(0.27)%	(0.29)%	(0.26)%
Supplemental data
Portfolio turnover rate	38%	100%	97%	94%	100%	139%
Net assets, end of period (000s omitted)	$45,843	$48,560	$68,611	$57,533	$232,954	$223,320

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Endeavor Select Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.65	$12.95	$10.75	$10.37	$8.28	$7.39
Net investment income (loss)	(0.01)	(0.03)[1]	0.06 [1]	(0.01)[1]	(0.01)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	0.65	2.45	2.14	0.39	2.10	0.93

Total from investment operations	0.64	2.42	2.20	0.38	2.09	0.92
Distributions to shareholders from
Net investment income	0.00	(0.05)	0.00	0.00	0.00	(0.03)
Net realized gains	(1.96)	(0.67)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.96)	(0.72)	0.00	0.00	0.00	(0.03)
Net asset value, end of period	$13.33	$14.65	$12.95	$10.75	$10.37	$8.28
Total return[2]	4.33%	18.98%	20.37%	3.66%	25.24%	12.41%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.83%	0.80%	0.80%	0.83%
Net expenses	0.80%	0.80%	0.80%	0.79%	0.80%	0.80%
Net investment income (loss)	(0.08)%	(0.22)%	0.50%	(0.06)%	(0.08)%	(0.07)%
Supplemental data
Portfolio turnover rate	38%	100%	97%	94%	100%	139%
Net assets, end of period (000s omitted)	$596,984	$618,502	$508,685	$735,633	$853,494	$933,587

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Endeavor Select Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Endeavor Select Fund (the “Fund”), a series of the Trust. Originally classified as non-diversified, the Fund now is classified as a diversified open-end management investment company.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Endeavor Select Fund	19

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Advantage Endeavor Select Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$179,936,482	$0	$0	$179,936,482
Consumer staples	16,490,185	0	0	16,490,185
Energy	16,558,300	0	0	16,558,300
Financials	33,085,913	0	0	33,085,913
Health care	105,384,536	0	0	105,384,536
Industrials	41,275,833	0	0	41,275,833
Information technology	205,833,305	0	0	205,833,305
Materials	14,016,024	0	0	14,016,024
Telecommunication services	22,614,009	0	0	22,614,009

Short-term investments
Investment companies	27,995,586	0	0	27,995,586
Total assets	$663,190,173	$0	$0	$663,190,173

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.475% as the average daily net assets of the Fund increase. Prior to December 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Fund increased. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Notes to financial statements (unaudited)	Wells Fargo Advantage Endeavor Select Fund	21

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares, 1.00% for Administrator Class shares, and 0.80% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2015, Funds Distributor received $2,040 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $269,197,881 and $372,635,012, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2015, the Fund paid $533 in commitment fees.

During the six months ended January 31, 2015, the Fund had average borrowings outstanding of $81,277 (on an annualized basis) at a rate of 1.41% and paid interest in the amount of $1,146.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Endeavor Select Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Endeavor Select Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage Endeavor Select Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Endeavor Select Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

  231598 03-15
SA205/SAR205 01-15

Wells Fargo Advantage Growth Fund

Semi-Annual Report

January 31, 2015

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The views expressed and any
forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage
Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

2

Wells Fargo Advantage Growth Fund

Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Growth Fund for the six-month period that ended January 31, 2015. Generally improving U.S. economic data helped drive a positive return for U.S. stocks for the reporting period (as measured by the S&P 500 Index1); in contrast, many economies and markets elsewhere in the world faced ongoing challenges.

Positive U.S. economic data, but increased tensions abroad, led to heightened volatility during the third quarter of 2014.

When the reporting period began on August 1, 2014, the U.S. stock market was experiencing a series of surges interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. An escalating Russia/Ukraine situation and a growing perception that the U.S. Federal Reserve (Fed) would raise short-term interest rates sooner than expected caused investors to pull back near the end of July. As a result, the S&P 500 Index dropped into negative territory for July’s monthly return. However, August brought a bounce-back; the S&P
500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 gross domestic product (GDP) growth. Then, in September, stock market volatility increased as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains.

The fourth quarter of 2014 brought continued improvement in the U.S.; international economies remained challenged.

Strong fourth-quarter results by the U.S. stock market helped the S&P 500 Index deliver more than 50 record closes in 2014. The last several, in December, were spurred by investor optimism following Fed Chair Janet Yellen’s comment that the Fed would be patient in its timing of an interest-rate increase. U.S. stocks also were boosted by positive economic data. November’s 5.8% unemployment rate was down from 7.0% a year earlier, and the number of jobs being added continued to expand, keeping U.S. employers on pace to hire nearly three million workers during 2014. In addition, the U.S. economy’s third-quarter growth rate was revised upward during the quarter, to 5.0%—its fastest pace in 11 years. Meanwhile, U.S. companies continued to report strong earnings. The steadily brightening U.S. economy energized consumers, who were further buoyed by much lower prices at the gasoline pump. During the fourth quarter, gasoline prices fell to their lowest levels in five years, according to the American Automobile Association.

As the U.S.
churned forward, major economies elsewhere in the world faced significant ongoing challenges. In China, where growth had been slowing for some time, government regulators in December announced changes being made in an effort to stimulate growth. In
Japan, which slid back into recession in the third quarter of 2014, Prime Minister Abe gained approval in late December for roughly $29 billion in fresh stimulus to help the economy. In the eurozone, growth remained sluggish, and member countries continued to face an environment of low demand, high unemployment, and weak business investment. This situation

[1]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)

Wells Fargo Advantage Growth Fund

3

was exacerbated in December by renewed concerns about Greece after its parliament failed to avert a general election that could jeopardize the terms of the country’s financial agreement with its international creditors. In Russia, the economy contracted for the first time since October 2009 as the country struggled under the weight of slumping oil prices, international sanctions, and massive outflows of capital.

Market volatility increased in January 2015.

Markets fluctuated in January as investors reacted to geopolitical developments and new economic data. Mid-month, the World Bank lowered its outlook for global growth based on deepening problems in the eurozone and emerging markets, stating that a strengthening U.S. economy could not, by itself, support the global economy. Later in January, Greek voters gave control of their government to opposition party Syriza, which promised to end austerity and insisted that Greece’s massive debt be renegotiated. In the U.S., various data released in January, such as consumer confidence and December’s jobless rate, showed improvement. On the last trading day of the month, however, investors learned that fourth-quarter 2014 U.S. economic growth was estimated at 2.6%, which was below consensus and lower than the 4.6% and 5.0% growth rates, respectively, for the second and third quarters of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.
To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We encourage investors to know their
investments and to understand that appropriate levels of risk-taking may unlock opportunities.

4

Wells Fargo Advantage Growth Fund

Performance highlights (unaudited)

The Fund is currently closed to most new investors1.

Investment objective

The Fund seeks long-term
capital appreciation.

Adviser

Wells
Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Joseph M. Eberhardy, CFA, CPA

Average annual total returns
(%) as of January 31, 2015

Including sales charge

Excluding sales charge

Expense ratios[3] (%)

Inception date

1 year

5 year

10 year

1 year

5 year

10 year

Gross

Net[4]

Class A (SGRAX)[2]

2-24-2000

(1.03
)

16.73

10.92

5.01

18.11

11.58

1.18

1.18

Class C (WGFCX)

12-26-2002

3.22

17.25

10.78

4.22

17.25

10.78

1.93

1.93

Administrator Class (SGRKX)

8-30-2002

–

–

–

5.22

18.41

11.91

1.02

0.96

Institutional Class (SGRNX)

2-24-2000

–

–

–

5.45

18.64

12.09

0.75

0.75

Investor Class (SGROX)

12-31-1993

–

–

–

4.94

18.04

11.46

1.24

1.24

Russell 3000® Growth Index[5]

–

–

–

–

13.80

16.55

8.70

–

–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is
5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and
Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of
individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)

Wells Fargo Advantage Growth Fund

5

Ten largest equity holdings[6] (%) as of January 31, 2015

Alexion Pharmaceuticals Incorporated

2.99

Union Pacific Corporation

2.80

Google Incorporated Class A

2.46

Dollar Tree Incorporated

2.42

Apple Incorporated

2.40

Microchip Technology Incorporated

2.18

Biogen Idec Incorporated

2.06

Facebook Incorporated Class A

2.03

Alliance Data Systems Corporation

2.01

Google Incorporated Class C

2.00

Sector distribution[7] as of January 31, 2015

[1]
Please see the Fund’s current Statement of Additional Information for further details.

[2]
Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 20, 2008, includes Advisor Class expenses.

[3]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]
The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.21% for Class A, 1.96% for Class C, 0.96% for Administrator Class, 0.75% for Institutional Class, and 1.27% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[5]
The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]
The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]
Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6

Wells Fargo Advantage Growth Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The
example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line
of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

  Beginning
account value 8-1-2014

  Ending
account value 1-31-2015

  Expenses
paid during the period¹

  Net annualized
expense ratio

Class A

Actual

$
1,000.00

$
1,050.70

$
6.10

1.18
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.26

$
6.01

1.18
%

Class C

Actual

$
1,000.00

$
1,046.71

$
9.96

1.93
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,015.48

$
9.80

1.93
%

Administrator Class

Actual

$
1,000.00

$
1,051.84

$
4.96

0.96
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.37

$
4.89

0.96
%

Institutional Class

Actual

$
1,000.00

$
1,053.15

$
3.88

0.75
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.42

$
3.82

0.75
%

Investor Class

Actual

$
1,000.00

$
1,050.48

$
6.41

1.24
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,018.95

$
6.31

1.24
%

[1]
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)

Wells Fargo Advantage Growth Fund

7

Security name

Shares

Value

Common Stocks: 99.16%

Consumer Discretionary: 18.80%

Auto Components: 0.70%

BorgWarner Incorporated

166,690

$
9,002,927

Delphi Automotive plc

912,510

62,716,812

71,719,739

Distributors: 1.85%

LKQ Corporation †

7,340,000

189,445,400

Diversified Consumer Services: 1.64%

Grand Canyon Education Incorporated †(l)

3,820,371

167,408,657

Hotels, Restaurants & Leisure: 3.15%

Chipotle Mexican Grill Incorporated †

197,160

139,952,054

Fiesta Restaurant Group Incorporated †

68,083

4,021,663

Starbucks Corporation

2,037,510

178,343,250

322,316,967

Internet & Catalog Retail: 1.96%

Amazon.com Incorporated †

353,910

125,471,712

RetailMeNot Incorporated †«

1,313,800

20,403,314

The Priceline Group Incorporated †

54,050

54,562,394

200,437,420

Media: 1.04%

The Walt Disney Company

1,164,100

105,886,536

Multiline Retail: 2.50%

Burlington Stores Incorporated †

152,000

7,583,280

Dollar Tree Incorporated †

3,482,320

247,592,952

255,176,232

Specialty Retail: 5.31%

Boot Barn Holdings Incorporated †

57,300

1,156,314

Cabela’s Incorporated †

878,940

48,297,753

CarMax Incorporated †

2,901,800

180,201,780

Five Below Incorporated †(l)«

3,485,130

116,124,532

Tractor Supply Company

2,422,700

196,650,559

542,430,938

Textiles, Apparel & Luxury Goods: 0.65%

Under Armour Incorporated Class A †

929,210

66,977,457

Consumer Staples: 4.43%

Food & Staples Retailing: 3.83%

Costco Wholesale Corporation

667,940

95,508,741

Sprouts Farmers Market Incorporated †

5,312,319

193,421,535

United Natural Foods Incorporated †

1,330,000

102,782,400

391,712,676

The accompanying notes are
an integral part of these financial statements.

8

Wells Fargo Advantage Growth Fund

Portfolio of investments—January 31, 2015 (unaudited)

Security name

Shares

Value

Personal Products: 0.60%

Estee Lauder Companies Incorporated Class A

864,410

$
61,018,702

Energy: 3.82%

Energy Equipment & Services: 0.09%

Oil States International Incorporated

239,000

9,815,730

Oil, Gas & Consumable Fuels: 3.73%

Concho Resources Incorporated †

1,568,260

173,841,621

Memorial Resource Development Corporation †

1,483,000

28,399,450

Oasis Petroleum Incorporated †

1,242,300

16,696,512

Parsley Energy Incorporated Class A †

1,081,069

18,129,527

Pioneer Natural Resources Company

881,000

132,616,930

Whiting Petroleum Corporation †

373,000

11,197,460

380,881,500

Financials: 5.49%

Capital Markets: 2.56%

Financial Engines Incorporated «

2,267,460

81,401,814

TD Ameritrade Holding Corporation

5,546,020

179,635,588

261,037,402

Consumer Finance: 1.60%

American Express Company

2,031,570

163,927,383

Diversified Financial Services: 1.33%

MarketAxess Holdings Incorporated

1,788,060

135,838,918

Health Care: 21.20%

Biotechnology: 11.96%

Alexion Pharmaceuticals Incorporated †

1,666,490

305,367,628

Biogen Idec Incorporated †

541,640

210,784,622

BioMarin Pharmaceutical Incorporated †

21,230

2,062,707

Celgene Corporation †

1,546,940

184,333,370

Gilead Sciences Incorporated †

1,262,320

132,329,006

Medivation Incorporated †

776,320

84,479,142

NPS Pharmaceuticals Incorporated †

1,441,175

66,092,286

Regeneron Pharmaceuticals Incorporated †

474,490

197,701,003

Spark Therapeutics Incorporated †

17,040

391,920

Synageva BioPharma Corporation †«

340,000

39,174,800

1,222,716,484

Health Care Equipment & Supplies: 0.68%

Medtronic plc

982,472

70,148,475

Health Care Providers & Services: 3.34%

AmerisourceBergen Corporation

1,288,070

122,431,054

Catamaran Corporation †

2,593,350

129,434,099

Envision Healthcare Holdings Incorporated †

2,596,690

89,274,202

341,139,355

The accompanying notes are
an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)

Wells Fargo Advantage Growth Fund

9

Security name

Shares

Value

Health Care Technology: 2.37%

Cerner Corporation †

2,955,920

$
196,125,292

Veeva Systems Incorporated Class A †«

1,591,900

45,783,044

241,908,336

Life Sciences Tools & Services: 1.33%

Mettler-Toledo International Incorporated †

380,780

115,738,081

Quintiles Transnational Holdings Incorporated †

335,640

20,306,220

136,044,301

Pharmaceuticals: 1.52%

Jazz Pharmaceuticals plc †

23,740

4,020,132

Pacira Pharmaceuticals Incorporated †

315,500

33,868,925

Perrigo Company plc

771,750

117,105,345

154,994,402

Industrials: 11.64%

Aerospace & Defense: 0.71%

The Boeing Company

184,350

26,798,960

United Technologies Corporation

393,410

45,155,600

71,954,560

Air Freight & Logistics: 0.91%

United Parcel Service Incorporated Class B

944,270

93,331,647

Building Products: 0.50%

A.O. Smith Corporation

860,000

51,092,600

Commercial Services & Supplies: 0.90%

Tyco International plc

340,580

13,899,070

Waste Connections Incorporated

1,806,400

78,072,608

91,971,678

Industrial Conglomerates: 0.15%

Danaher Corporation

182,470

15,031,879

Machinery: 0.47%

Flowserve Corporation

227,380

12,389,936

ITT Corporation

993,500

35,577,235

47,967,171

Professional Services: 0.28%

Paylocity Holding Corporation †

1,230,855

28,998,944

Road & Rail: 7.72%

Genesee & Wyoming Incorporated Class A †

1,984,990

163,662,426

Kansas City Southern

1,541,346

169,686,781

Norfolk Southern Corporation

1,663,570

169,634,233

Union Pacific Corporation

2,438,530

285,820,101

788,803,541

The accompanying notes are
an integral part of these financial statements.

10

Wells Fargo Advantage Growth Fund

Portfolio of investments—January 31, 2015 (unaudited)

Security name

Shares

Value

Information Technology: 31.17%

Communications Equipment: 0.91%

QUALCOMM Incorporated

1,479,520

$
92,410,819

Internet Software & Services: 13.58%

Akamai Technologies Incorporated †

3,007,500

174,901,163

CoStar Group Incorporated †

633,030

116,800,365

Demandware Incorporated †

615,350

32,958,146

Envestnet Incorporated †(l)

2,547,460

131,117,766

Everyday Health Incorporated †

159,274

2,210,723

Facebook Incorporated Class A †

2,738,410

207,872,703

Google Incorporated Class A †

468,000

251,573,400

Google Incorporated Class C †

382,200

204,293,544

HomeAway Incorporated †

4,105,340

104,645,117

New Relic Incorporated †

158,446

4,921,333

Pandora Media Incorporated †

5,541,000

91,980,600

Shutterstock Incorporated †«

1,154,928

65,010,897

1,388,285,757

IT Services: 5.88%

Alliance Data Systems Corporation †

710,603

205,243,464

MasterCard Incorporated Class A

2,452,650

201,190,880

Vantiv Incorporated Class A †

1,271,690

43,733,419

Visa Incorporated Class A

592,660

151,074,961

601,242,724

Semiconductors & Semiconductor Equipment: 2.57%

Microchip Technology Incorporated «

4,939,080

222,752,508

Silicon Laboratories Incorporated †

908,797

39,768,957

262,521,465

Software: 5.70%

Adobe Systems Incorporated †

164,000

11,501,320

Fleetmatics Group plc †«

1,408,500

49,874,985

Fortinet Incorporated †

529,000

15,814,455

Paycom Software Incorporated †

1,736,657

45,448,314

Proofpoint Incorporated †

123,000

6,174,755

Salesforce.com Incorporated †

1,069,330

60,363,679

ServiceNow Incorporated †

1,293,000

94,259,700

SolarWinds Incorporated †

863,000

41,553,450

Splunk Incorporated †

1,392,750

71,935,538

Synchronoss Technologies Incorporated †

430,000

18,262,100

Tableau Software Incorporated Class A †

729,040

58,877,270

Ultimate Software Group Incorporated †

593,700

87,873,537

VMware Incorporated †

271,000

20,894,100

582,833,203

Technology Hardware, Storage & Peripherals: 2.53%

Apple Incorporated

2,097,400

245,731,384

Stratasys Limited †«

166,930

13,269,266

259,000,650

The accompanying notes are
an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)

Wells Fargo Advantage Growth Fund

11

Security name

Shares

Value

Materials: 2.61%

Chemicals: 2.61%

Airgas Incorporated

627,140

$
70,641,050

Monsanto Company

278,560

32,864,509

Praxair Incorporated

1,354,280

163,312,620

266,818,179

Total Common Stocks (Cost $6,539,085,121)

10,135,247,827

Yield

Short-Term Investments: 2.85%

Investment Companies: 2.85%

Securities Lending Cash Investments, LLC (l)(r)(u)

0.13
%

203,031,615

203,031,615

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)

0.10

87,982,138

87,982,138

Total Short-Term Investments (Cost $291,013,753)

291,013,753

Total investments in securities (Cost $6,830,098,874) *

102.01
%

10,426,261,580

Other assets and liabilities, net

(2.01
)

(205,004,739
)

Total net assets

100.00
%

$
10,221,256,841

†
Non-income-earning security

(l)
The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

«
All or a portion of this security is on loan.

(r)
The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)
The rate represents the 7-day annualized yield at period end.

*
Cost for federal income tax purposes is $6,866,929,948 and unrealized gains (losses) consists of:

Gross unrealized gains

$
3,760,445,361

Gross unrealized losses

(201,113,729
)

Net unrealized gains

$
3,559,331,632

The accompanying notes are an integral part of these financial statements.

12

Wells Fargo Advantage Growth Fund

Statement of assets and liabilities—January 31, 2015 (unaudited)

Assets

Investments

In unaffiliated securities (including $198,569,793 of securities loaned), at value (cost $6,140,826,043)

$
9,720,596,872

In affiliated securities, at value (cost $689,272,831)

705,664,708

Total investments, at value (cost $6,830,098,874)

10,426,261,580

Receivable for investments sold

93,713,492

Receivable for Fund shares sold

10,315,724

Receivable for dividends

980,306

Receivable for securities lending income

61,580

Prepaid expenses and other assets

116,427

Total assets

10,531,449,109

Liabilities

Payable for investments purchased

78,239,272

Payable for Fund shares redeemed

19,411,372

Payable upon receipt of securities loaned

203,031,615

Advisory fee payable

5,447,063

Distribution fee payable

315,397

Administration fees payable

1,944,531

Accrued expenses and other liabilities

1,803,018

Total liabilities

310,192,268

Total net assets

$
10,221,256,841

NET ASSETS CONSIST OF

Paid-in capital

$
6,405,060,207

Accumulated net investment loss

(41,711,090
)

Accumulated net realized gains on investments

261,745,018

Net unrealized gains on investments

3,596,162,706

Total net assets

$
10,221,256,841

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A

$
1,544,008,485

Shares outstanding – Class A1

34,143,216

Net asset value per share – Class A

$45.22

Maximum offering price per share – Class A2

$47.98

Net assets – Class C

$
474,053,883

Shares outstanding – Class C1

11,615,916

Net asset value per share – Class C

$40.81

Net assets – Administrator Class

$
2,475,741,366

Shares outstanding – Administrator Class[1]

51,328,994

Net asset value per share – Administrator Class

$48.23

Net assets – Institutional Class

$
3,630,069,087

Shares outstanding – Institutional Class[1]

72,409,745

Net asset value per share – Institutional Class

$50.13

Net assets – Investor Class

$
2,097,384,020

Shares outstanding – Investor Class[1]

46,577,275

Net asset value per share – Investor Class

$45.03

[1]
The Fund has an unlimited number of authorized shares.

[2]
Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2015 (unaudited)

Wells Fargo Advantage Growth Fund

13

Investment income

Dividends

$
26,891,779

Securities lending income, net

1,076,292

Income from affiliated securities

35,320

Total investment income

28,003,391

Expenses

Advisory fee

33,855,972

Administration fees

Fund level

2,414,284

Class A

2,321,958

Class C

680,637

Administrator Class

1,373,418

Institutional Class

1,500,666

Investor Class

3,549,674

Shareholder servicing fees

Class A

2,232,652

Class C

654,459

Administrator Class

3,433,544

Investor Class

2,769,567

Distribution fee

Class C

1,963,376

Custody and accounting fees

276,766

Professional fees

20,637

Registration fees

49,480

Shareholder report expenses

235,980

Trustees’ fees and expenses

5,199

Other fees and expenses

94,774

Total expenses

57,433,043

Less: Fee waivers and/or expense reimbursements

(853,880
)

Net expenses

56,579,163

Net investment loss

(28,575,772
)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:

Unaffiliated securities

629,656,993

Affiliated securities

(763,906
)

Net realized gains on investments

628,893,087

Net change in unrealized gains (losses) on:

Unaffiliated securities

(72,341,634
)

Affiliated securities

22,756,067

Net change in unrealized gains (losses) on investments

(49,585,567
)

Net realized and unrealized gains (losses) on investments

579,307,520

Net increase in net assets resulting from operations

$
550,731,748

The accompanying notes are an integral part of these financial statements.

14

Wells Fargo Advantage Growth Fund

Statement of changes in net assets

Six months ended January 31, 2015 (unaudited)

Year ended July 31, 2014

Operations

Net investment loss

$
(28,575,772
)

$
(62,366,268
)

Net realized gains on investments

628,893,087

1,343,449,019

Net change in unrealized gains (losses) on investments

(49,585,567
)

(75,757,847
)

Net increase in net assets resulting from operations

550,731,748

1,205,324,904

Distributions to shareholders from

Net realized gains

Class A

(231,582,982
)

(89,729,152
)

Class C

(75,250,933
)

(23,545,922
)

Administrator Class

(343,165,486
)

(118,713,858
)

Institutional Class

(470,228,817
)

(93,848,760
)

Investor Class

(300,177,941
)

(85,239,966
)

Total distributions to shareholders

(1,420,406,159
)

(411,077,658
)

Capital share transactions

Shares

Shares

Proceeds from shares sold

Class A

1,804,075

86,656,811

6,002,013

300,443,610

Class C

563,650

23,357,835

807,695

37,350,141

Administrator Class

4,963,939

256,284,989

14,056,652

739,933,638

Institutional Class

21,034,774

1,142,541,002

15,992,448

869,345,348

Investor Class

809,589

39,337,169

3,721,720

184,011,064

1,548,177,806

2,131,083,801

Reinvestment of distributions

Class A

4,653,340

208,236,915

1,674,679

83,231,553

Class C

1,331,646

53,838,455

351,793

16,150,797

Administrator Class

6,824,589

325,601,160

2,144,767

112,428,674

Institutional Class

9,196,950

455,984,759

1,666,975

90,150,024

Investor Class

6,596,023

293,918,763

1,690,907

83,784,433

1,337,580,052

385,745,481

Payment for shares redeemed

Class A

(13,274,180
)

(659,495,872
)

(19,450,696
)

(960,828,794
)

Class C

(2,475,695
)

(112,260,113
)

(2,539,818
)

(116,715,446
)

Administrator Class

(24,091,160
)

(1,249,034,883
)

(19,888,444
)

(1,043,440,117
)

Institutional Class

(12,378,684
)

(673,004,730
)

(15,421,161
)

(835,534,173
)

Investor Class

(6,131,506
)

(301,068,089
)

(9,522,188
)

(470,424,557
)

(2,994,863,687
)

(3,426,943,087
)

Net decrease in net assets resulting from capital share transactions

(109,105,829
)

(910,113,805
)

Total decrease in net assets

(978,780,240
)

(115,866,559
)

Net assets

Beginning of period

11,200,037,081

11,315,903,640

End of period

$
10,221,256,841

$
11,200,037,081

Accumulated net investment loss

$
(41,711,090
)

$
(13,135,318
)

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Advantage Growth Fund

15

(For a share outstanding throughout each period)

  Six months ended January 31, 2015
(unaudited)

Year ended July 31

CLASS A

2014

2013

2012

2011

2010

Net asset value, beginning of period

$49.99

$46.74

$37.85

$35.88

$26.10

$21.13

Net investment loss

(0.17
)[1]

(0.32
)[1]

(0.17
)[1]

(0.21
)[1]

(0.27
)[1]

(0.16
)[1]

Net realized and unrealized gains (losses) on investments

2.63

5.34

9.06

2.65

10.05

5.13

Total from investment operations

2.46

5.02

8.89

2.44

9.78

4.97

Distributions to shareholders from

Net realized gains

(7.23
)

(1.77
)

0.00

(0.47
)

0.00

0.00

Net asset value, end of period

$45.22

$49.99

$46.74

$37.85

$35.88

$26.10

  Total
return[2]

5.07
%

10.77
%

23.49
%

6.93
%

37.43
%

23.52
%

Ratios to average net assets (annualized)

Gross expenses

1.18
%

1.18
%

1.19
%

1.20
%

1.24
%

1.31
%

Net expenses

1.18
%

1.18
%

1.19
%

1.20
%

1.24
%

1.30
%

Net investment loss

(0.66
)%

(0.64
)%

(0.41
)%

(0.56
)%

(0.81
)%

(0.64
)%

Supplemental data

Portfolio turnover rate

15
%

42
%

38
%

47
%

54
%

72
%

Net assets, end of period (000s omitted)

$1,544,008

$2,047,410

$2,464,533

$2,265,845

$1,204,675

$163,485

[1]
Calculated based upon average shares outstanding

[2]
Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16

Wells Fargo Advantage Growth Fund

Financial highlights

(For a share outstanding throughout each period)

  Six months ended January 31, 2015
(unaudited)

Year ended July 31

CLASS C

2014

2013

2012

2011

2010

Net asset value, beginning of period

$45.95

$43.41

$35.42

$33.86

$24.81

$20.24

Net investment loss

(0.33
)[1]

(0.64
)[1]

(0.45
)[1]

(0.46
)[1]

(0.51
)[1]

(0.34
)[1]

Net realized and unrealized gains (losses) on investments

2.42

4.95

8.44

2.49

9.56

4.91

Total from investment operations

2.09

4.31

7.99

2.03

9.05

4.57

Distributions to shareholders from

Net realized gains

(7.23
)

(1.77
)

0.00

(0.47
)

0.00

0.00

Net asset value, end of period

$40.81

$45.95

$43.41

$35.42

$33.86

$24.81

  Total
return[2]

4.67
%

9.96
%

22.56
%

6.12
%

36.44
%

22.58
%

Ratios to average net assets (annualized)

Gross expenses

1.93
%

1.93
%

1.94
%

1.95
%

1.99
%

2.06
%

Net expenses

1.93
%

1.93
%

1.94
%

1.95
%

1.99
%

2.05
%

Net investment loss

(1.42
)%

(1.39
)%

(1.16
)%

(1.32
)%

(1.57
)%

(1.40
)%

Supplemental data

Portfolio turnover rate

15
%

42
%

38
%

47
%

54
%

72
%

Net assets, end of period (000s omitted)

$474,054

$560,481

$589,402

$525,285

$233,114

$14,737

[1]
Calculated based upon average shares outstanding

[2]
Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Advantage Growth Fund

17

(For a share outstanding throughout each period)

  Six months ended January 31, 2015
(unaudited)

Year ended July 31

ADMINISTRATOR CLASS

2014

2013

2012

2011

2010

Net asset value, beginning of period

$52.80

$49.16

$39.72

$37.54

$27.24

$21.98

Net investment loss

(0.12
)[1]

(0.23
)

(0.08
)[1]

(0.13
)[1]

(0.18
)[1]

(0.08
)[1]

Net realized and unrealized gains (losses) on investments

2.78

5.64

9.52

2.78

10.48

5.34

Total from investment operations

2.66

5.41

9.44

2.65

10.30

5.26

Distributions to shareholders from

Net realized gains

(7.23
)

(1.77
)

0.00

(0.47
)

0.00

0.00

Net asset value, end of period

$48.23

$52.80

$49.16

$39.72

$37.54

$27.24

  Total
return[2]

5.18
%

11.04
%

23.77
%

7.15
%

37.81
%

23.93
%

Ratios to average net assets (annualized)

Gross expenses

1.02
%

1.02
%

1.03
%

1.03
%

1.08
%

1.13
%

Net expenses

0.96
%

0.96
%

0.96
%

0.96
%

0.96
%

0.96
%

Net investment loss

(0.45
)%

(0.42
)%

(0.18
)%

(0.33
)%

(0.51
)%

(0.29
)%

Supplemental data

Portfolio turnover rate

15
%

42
%

38
%

47
%

54
%

72
%

Net assets, end of period (000s omitted)

$2,475,741

$3,359,480

$3,309,683

$2,984,775

$1,339,245

$414,489

[1]
Calculated based upon average shares outstanding

[2]
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18

Wells Fargo Advantage Growth Fund

Financial highlights

(For a share outstanding throughout each period)

  Six months ended January 31, 2015
(unaudited)

Year ended July 31

INSTITUTIONAL CLASS

2014

2013

2012

2011

2010

Net asset value, beginning of period

$54.54

$50.63

$40.83

$38.49

$27.88

$22.46

Net investment income (loss)

(0.07
)[1]

(0.13
)

0.01
[1]

(0.05
)[1]

(0.12
)[1]

(0.03
)[1]

Net realized and unrealized gains (losses) on investments

2.89

5.81

9.79

2.86

10.73

5.45

Total from investment operations

2.82

5.68

9.80

2.81

10.61

5.42

Distributions to shareholders from

Net realized gains

(7.23
)

(1.77
)

0.00

(0.47
)

0.00

0.00

Net asset value, end of period

$50.13

$54.54

$50.63

$40.83

$38.49

$27.88

  Total
return[2]

5.32
%

11.26
%

24.03
%

7.37
%

38.06
%

24.13
%

Ratios to average net assets (annualized)

Gross expenses

0.75
%

0.75
%

0.76
%

0.77
%

0.81
%

0.86
%

Net expenses

0.75
%

0.75
%

0.75
%

0.76
%

0.80
%

0.80
%

Net investment income (loss)

(0.25
)%

(0.21
)%

0.02
%

(0.13
)%

(0.35
)%

(0.12
)%

Supplemental data

Portfolio turnover rate

15
%

42
%

38
%

47
%

54
%

72
%

Net assets, end of period (000s omitted)

$3,630,069

$2,975,721

$2,649,095

$2,312,074

$992,748

$367,360

[1]
Calculated based upon average shares outstanding

[2]
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Advantage Growth Fund

19

(For a share outstanding throughout each period)

  Six months ended January 31, 2015
(unaudited)

Year ended July 31

INVESTOR CLASS

2014

2013

2012

2011

2010

Net asset value, beginning of period

$49.82

$46.61

$37.77

$35.83

$26.09

$21.14

Net investment loss

(0.18
)[1]

(0.43
)

(0.19
)[1]

(0.23
)[1]

(0.28
)[1]

(0.17
)[1]

Net realized and unrealized gains (losses) on investments

2.62

5.41

9.03

2.64

10.02

5.12

Total from investment operations

2.44

4.98

8.84

2.41

9.74

4.95

Distributions to shareholders from

Net realized gains

(7.23
)

(1.77
)

0.00

(0.47
)

0.00

0.00

Net asset value, end of period

$45.03

$49.82

$46.61

$37.77

$35.83

$26.09

  Total
return[2]

5.05
%

10.71
%

23.40
%

6.85
%

37.29
%

23.42
%

Ratios to average net assets (annualized)

Gross expenses

1.24
%

1.24
%

1.25
%

1.26
%

1.31
%

1.41
%

Net expenses

1.24
%

1.24
%

1.25
%

1.26
%

1.31
%

1.40
%

Net investment loss

(0.73
)%

(0.70
)%

(0.47
)%

(0.64
)%

(0.85
)%

(0.71
)%

Supplemental data

Portfolio turnover rate

15
%

42
%

38
%

47
%

54
%

72
%

Net assets, end of period (000s omitted)

$2,097,384

$2,256,945

$2,303,191

$2,207,964

$1,707,285

$941,660

[1]
Calculated based upon average shares outstanding

[2]
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20

Wells Fargo Advantage Growth Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The
following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the
Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees
retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation
Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)

Wells Fargo Advantage Growth Fund

21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S.
dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to
shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2014, the Fund had a qualified late-year ordinary loss of $13,135,318 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■

Level 1 – quoted prices in active markets for identical securities

■

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22

Wells Fargo Advantage Growth Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31,
2015:

  Quoted prices
(Level 1)

  Other significant
observable inputs (Level 2)

  Significant
unobservable inputs (Level 3)

Total

Assets

Investments in:

Common stocks

Consumer discretionary

$
1,921,799,346

$
0

$
0

$
1,921,799,346

Consumer staples

452,731,378

0

0

452,731,378

Energy

390,697,230

0

0

390,697,230

Financials

560,803,703

0

0

560,803,703

Health care

2,166,951,353

0

0

2,166,951,353

Industrials

1,189,152,020

0

0

1,189,152,020

Information technology

3,186,294,618

0

0

3,186,294,618

Materials

266,818,179

0

0

266,818,179

Short-term investments

Investment companies

87,982,138

203,031,615

0

291,013,753

Total assets

$
10,223,229,965

$
203,031,615

$
0

$
10,426,261,580

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31,
2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an
advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.525% as the average daily net assets of the Fund increase. Prior to December 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.75% and declined to 0.55% as the average daily net assets of the Fund increased. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds
Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to
0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to
0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

  Class level
administration fee

Class A, Class C

0.26
%

Administrator Class

0.10

Institutional Class

0.08

Investor Class

0.32

Notes to financial statements (unaudited)

Wells Fargo Advantage Growth Fund

23

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.21% for Class A shares, 1.96% for Class C shares, 0.96% for Administrator Class shares, 0.75% for
Institutional Class shares, and 1.27% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a
Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2015, Funds Distributor received $14,023 from the sale of Class A shares and $1,330 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has
entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases
and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $1,595,371,702 and $3,166,518,946, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated
investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

  Shares,
beginning of period

  Shares
purchased

  Shares
sold

  Shares, end
of period

  Value, end
of period

  Income
from affiliated securities

  Realized
gains (losses)

Annie’s Incorporated*

909,470

0

909,470

0

$
0

$
0

$
222,642

Envestnet Incorporated

2,546,800

36,000

35,340

2,547,460

131,117,766

0

(15,365
)

Five Below Incorporated

3,193,226

422,000

130,096

3,485,130

116,124,532

0

(292,272
)

Fleetmatics Group plc*

2,214,300

0

805,800

1,408,500

49,874,985

0

(622,971
)

Grand Canyon Education Incorporated

2,459,000

1,431,000

69,629

3,820,371

167,408,657

0

(55,940
)

$
0

$
(763,906
)

*
No longer an affiliate of the Fund at the end of the period.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2015, the Fund paid $8,231 in commitment fees.

For the six months ended January 31, 2015, there were no borrowings by the Fund under the agreement.

24

Wells Fargo Advantage Growth Fund

Notes to financial statements (unaudited)

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)

Wells Fargo Advantage Growth Fund

25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete
portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175
West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Wells Fargo Advantage Growth Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells
Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105.
Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth

Position held and length of service*

Principal occupations during past five years or longer

Other directorships during past five years

  William R. Ebsworth   (Born
1957)

Trustee, since 2015**

Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of
Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the
Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.

Asset Allocation Trust

  Jane A. Freeman   (Born
1953)

Trustee, since 2015**

Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).

Asset Allocation Trust

  Peter G. Gordon   (Born
1942)

Trustee, since 1998; Chairman, since 2005

Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.

Asset Allocation Trust

  Isaiah Harris, Jr.   (Born
1952)

Trustee, since 2009

Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth
Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of
Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.

CIGNA Corporation; Asset Allocation Trust

  Judith M. Johnson   (Born
1949)

Trustee, since 2008; Audit Committee Chairman, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust

  David F. Larcker   (Born
1950)

Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior
Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School,
University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust

Other information (unaudited)

Wells Fargo Advantage Growth Fund

27

Name and year of birth

Position held and length of service*

Principal occupations during past five years or longer

Other directorships during past five years

  Olivia S. Mitchell   (Born
1953)

Trustee, since 2006

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner
Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Asset Allocation Trust

  Timothy J. Penny   (Born
1951)

Trustee, since 1996

President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the
University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

  Michael S. Scofield   (Born
1943)

Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds
complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.

Asset Allocation Trust

  Donald C. Willeke   (Born
1940)

Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees
Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust

*
Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**
William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth

Position held and length of service

Principal occupations during past five years or longer

  Karla M. Rabusch   (Born
1959)

President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.

  Jeremy DePalma[1]
(Born 1974)

Treasurer, since 2012

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen
Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

  C. David Messman   (Born
1960)

Secretary, since 2000; Chief Legal Officer, since 2003

Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of
Wells Fargo Funds Management, LLC since 2001.

  Debra Ann Early   (Born
1964)

Chief Compliance Officer, since 2007

Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007.
Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

  David Berardi   (Born
1975)

Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen
Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]
Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at
wellsfargoadvantagefunds.com.

28

Wells Fargo Advantage Growth Fund

List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA
— ACA Financial Guaranty Corporation

ADR
— American depositary receipt

ADS
— American depositary shares

AGC
— Assured Guaranty Corporation

AGM
— Assured Guaranty Municipal

Ambac
— Ambac Financial Group Incorporated

AMT
— Alternative minimum tax

AUD
— Australian dollar

BAN
— Bond anticipation notes

BHAC
— Berkshire Hathaway Assurance Corporation

BRL
— Brazilian real

CAB
— Capital appreciation bond

CAD
— Canadian dollar

CCAB
— Convertible capital appreciation bond

CDA
— Community Development Authority

CDO
— Collateralized debt obligation

CHF
— Swiss franc

COP
— Columbian Peso

CLP
— Chilean peso

DKK
— Danish krone

DRIVER
— Derivative inverse tax-exempt receipts

DW&P
— Department of Water & Power

DWR
— Department of Water Resources

ECFA
— Educational & Cultural Facilities Authority

EDA
— Economic Development Authority

EDFA
— Economic Development Finance Authority

ETF
— Exchange-traded fund

EUR
— Euro

FDIC
— Federal Deposit Insurance Corporation

FFCB
— Federal Farm Credit Banks

FGIC
— Financial Guaranty Insurance Corporation

FHA
— Federal Housing Administration

FHLB
— Federal Home Loan Bank

FHLMC
— Federal Home Loan Mortgage Corporation

FICO
— The Financing Corporation

FNMA
— Federal National Mortgage Association

FSA
— Farm Service Agency

GBP
— Great British pound

GDR
— Global depositary receipt

GNMA
— Government National Mortgage Association

GO
— General obligation

HCFR
— Healthcare facilities revenue

HEFA
— Health & Educational Facilities Authority

HEFAR
— Higher education facilities authority revenue

HFA
— Housing Finance Authority

HFFA
— Health Facilities Financing Authority

HKD
— Hong Kong dollar

HUD
— Department of Housing and Urban Development

HUF
— Hungarian forint

IDA
— Industrial Development Authority

IDAG
— Industrial Development Agency

IDR
— Indonesian rupiah

IEP
— Irish pound

JPY
— Japanese yen

KRW
— Republic of Korea won

LIBOR
—  London Interbank Offered Rate

LIFER
— Long Inverse Floating Exempt Receipts

LIQ
— Liquidity agreement

LLC
— Limited liability company

LLLP
— Limited liability limited partnership

LLP
— Limited liability partnership

LOC
— Letter of credit

LP
— Limited partnership

MBIA
— Municipal Bond Insurance Association

MFHR
— Multifamily housing revenue

MSTR
— Municipal securities trust receipts

MTN
— Medium-term note

MUD
— Municipal Utility District

MXN
— Mexican peso

MYR
— Malaysian ringgit

National
— National Public Finance Guarantee Corporation

NGN
— Nigerian naira

NOK
— Norwegian krone

NZD
— New Zealand dollar

PCFA
— Pollution Control Financing Authority

PCL
— Public Company Limited

PCR
— Pollution control revenue

PFA
— Public Finance Authority

PFFA
— Public Facilities Financing Authority

PFOTER
— Puttable floating option tax-exempt receipts

plc
— Public limited company

PLN
— Polish zloty

PUTTER
— Puttable tax-exempt receipts

R&D
— Research & development

Radian
— Radian Asset Assurance

RAN
— Revenue anticipation notes

RDA
— Redevelopment Authority

RDFA
— Redevelopment Finance Authority

REIT
— Real estate investment trust

ROC
— Reset option certificates

RON
— Romanian lei

RUB
— Russian ruble

SAVRS
— Select auction variable rate securities

SBA
— Small Business Authority

SEK
— Swedish krona

SFHR
— Single-family housing revenue

SFMR
— Single-family mortgage revenue

SGD
— Singapore dollar

SPA
— Standby purchase agreement

SPDR
— Standard & Poor’s Depositary Receipts

SPEAR
— Short Puttable Exempt Adjustable Receipts

STRIPS
— Separate trading of registered interest and

principal securities

TAN
— Tax anticipation notes

TBA
— To be announced

THB
— Thai baht

TIPS
— Treasury inflation-protected securities

TRAN
— Tax revenue anticipation notes

TRY
— Turkish lira

TTFA
— Transportation Trust Fund Authority

TVA
— Tennessee Valley Authority

ZAR
— South African rand

For more information

More information about
Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo
Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage
Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds
Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds
Management, LLC. All rights reserved.

  231599 03-15
SA206/SAR206 01-15

Wells Fargo Advantage Intrinsic Value Fund

Semi-Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any
forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage
Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

2

Wells Fargo Advantage Intrinsic Value Fund

Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. churned
forward, major economies elsewhere in the world faced significant ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic Value Fund for the six-month period that ended January 31, 2015.
Generally improving U.S. economic data helped drive a positive return for U.S. stocks for the reporting period (as measured by the S&P 500 Index1); in contrast, many economies and markets elsewhere in the world faced ongoing challenges.

Positive U.S. economic data, but increased tensions abroad, led to heightened volatility during the third quarter of 2014.

When the reporting period began on August 1, 2014, the U.S. stock market was experiencing a series of surges interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. An escalating Russia/Ukraine situation and a growing perception that the U.S. Federal Reserve
(Fed) would raise short-term interest rates sooner than expected caused investors to pull back near the end of July. As a result, the S&P 500 Index dropped into negative territory for July’s monthly return. However, August brought a bounce-back; the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 gross domestic product (GDP) growth. Then, in September, stock market volatility increased as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Slowing growth in Europe and China also concerned investors. Ultimately, U.S.
stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains.

The fourth quarter of 2014 brought continued improvement in the U.S.; international economies remained challenged.

Strong fourth-quarter results by the U.S. stock market helped the S&P 500 Index deliver more than 50 record closes in 2014. The last several, in December, were spurred by investor optimism following Fed Chair Janet Yellen’s comment that the Fed would be patient in its timing of an interest-rate increase. U.S. stocks also were boosted by positive economic data. November’s 5.8% unemployment rate was down from 7.0% a year earlier, and the number of jobs being added continued to expand, keeping U.S. employers on pace to hire nearly three million workers during 2014. In addition, the U.S. economy’s third-quarter growth rate was revised upward during the quarter, to 5.0%—its fastest pace in 11 years. Meanwhile, U.S. companies continued to report strong earnings. The steadily brightening U.S. economy energized consumers, who were further buoyed by much lower prices at the gasoline pump. During the fourth quarter, gasoline prices fell to their lowest levels in five years, according to the American Automobile Association.

As the U.S.
churned forward, major economies elsewhere in the world faced significant ongoing challenges. In China, where growth had been slowing for some time, government regulators in December announced changes being made in an effort to stimulate growth. In
Japan, which slid back into recession in the third quarter of 2014, Prime Minister Abe gained approval in late December for roughly $29 billion in fresh stimulus to help the economy. In the eurozone, growth remained sluggish, and member countries continued to face an environment of low demand, high unemployment, and weak business investment. This situation

[1]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)

Wells Fargo Advantage Intrinsic Value Fund

3

was exacerbated in December by renewed concerns about Greece after its parliament failed to avert a general election that could jeopardize the terms of the country’s financial agreement with its international creditors. In Russia, the economy contracted for the first time since October 2009 as the country struggled under the weight of slumping oil prices, international sanctions, and massive outflows of capital.

Market volatility increased in January 2015.

Markets fluctuated in January as investors reacted to geopolitical developments and new economic data. Mid-month, the World Bank lowered its outlook for global growth based on deepening problems in the eurozone and emerging markets, stating that a strengthening U.S. economy could not, by itself, support the global economy. Later in January, Greek voters gave control of their government to opposition party Syriza, which promised to end austerity and insisted that Greece’s massive debt be renegotiated. In the U.S., various data released in January, such as consumer confidence and December’s jobless rate, showed improvement. On the last trading day of the month, however, investors learned that fourth-quarter 2014 U.S. economic growth was estimated at 2.6%, which was below consensus and lower than the 4.6% and 5.0% growth rates, respectively, for the second and third quarters of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.
To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

4

Wells Fargo Advantage Intrinsic Value Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital
Management, LLC

Portfolio managers

Jeffrey Peck

Jean-Baptiste Nadal, CFA

Miguel. E. Giaconi, CFA

Average annual total returns1 (%) as of January 31, 2015

Including sales charge

Excluding sales charge

Expense ratios[2] (%)

Inception date

1 year

5 year

  Since
Inception

1 year

5 year

  Since
Inception

Gross

Net[3]

Class A (EIVAX)

8-1-2006

3.89

12.85

7.13

10.22

14.20

7.88

1.22

1.16

Class B (EIVBX)*

8-1-2006

4.45

13.09

7.22

9.45

13.33

7.22

1.97

1.91

Class C (EIVCX)

8-1-2006

8.43

13.35

7.09

9.43

13.35

7.09

1.97

1.91

Class R (EIVTX)

3-1-2013

–

–

–

10.00

13.95

7.64

1.47

1.41

Class R4 (EIVRX)

11-30-2012

–

–

–

10.66

14.58

8.19

0.89

0.80

Class R6 (EIVFX)

11-30-2012

–

–

–

10.36

14.55

8.18

0.74

0.65

Administrator Class (EIVDX)

7-30-2010

–

–

–

10.53

14.45

8.08

1.06

0.95

Institutional Class (EIVIX)

8-1-2006

–

–

–

10.78

14.63

8.22

0.79

0.70

Russell 1000® Value Index[4]

–

–

–

–

12.93

15.14

6.19

–

–

*

Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website,
wellsfargoadvantagefunds.com.

Index
returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional
Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)

Wells Fargo Advantage Intrinsic Value Fund

5

Ten largest equity holdings[5] (%) as of January 31, 2015

The Walt Disney Company

3.25

Express Scripts Holding Company

3.17

The Boeing Company

3.04

TRW Automotive Holdings Corporation

2.94

Anheuser-Busch InBev ADR

2.94

Goldman Sachs Group Incorporated

2.93

Cigna Corporation

2.90

NextEra Energy Incorporated

2.72

Branch Banking & Trust Corporation

2.67

The Procter & Gamble Company

2.63

Sector distribution[6] as of January 31, 2015

[1]
Historical performance shown for Class R shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for
Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

[2]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]
The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]
The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.
You cannot invest directly in an index.

[5]
The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]
Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6

Wells Fargo Advantage Intrinsic Value Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The
example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line
of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

  Beginning
account value 8-1-2014

  Ending
account value 1-31-2015

  Expenses
paid during the period¹

  Net annualized
expense ratio

Class A

Actual

$
1,000.00

$
1,016.32

$
5.90

1.16
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.36

$
5.90

1.16
%

Class B

Actual

$
1,000.00

$
1,013.17

$
9.69

1.91
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,015.58

$
9.70

1.91
%

Class C

Actual

$
1,000.00

$
1,013.25

$
9.69

1.91
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,015.58

$
9.70

1.91
%

Class R

Actual

$
1,000.00

$
1,015.44

$
7.16

1.41
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,018.10

$
7.17

1.41
%

Class R4

Actual

$
1,000.00

$
1,018.19

$
4.07

0.80
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.17

$
4.08

0.80
%

Class R6

Actual

$
1,000.00

$
1,019.22

$
3.31

0.65
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.93

$
3.31

0.65
%

Administrator Class

Actual

$
1,000.00

$
1,018.16

$
4.83

0.95
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.42

$
4.84

0.95
%

Institutional Class

Actual

$
1,000.00

$
1,018.68

$
3.56

0.70
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.68

$
3.57

0.70
%

[1]
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)

Wells Fargo Advantage Intrinsic Value Fund

7

Security name

Shares

Value

Common Stocks: 98.09%

Consumer Discretionary: 12.77%

Auto Components: 2.94%

TRW Automotive Holdings Corporation †

331,128

$
34,162,476

Hotels, Restaurants & Leisure: 1.98%

Marriott International Incorporated Class A

308,396

22,975,503

Media: 5.85%

The Walt Disney Company

415,258

37,771,868

Time Warner Incorporated

387,069

30,164,287

67,936,155

Textiles, Apparel & Luxury Goods: 2.00%

Kering Unsponsored ADR

1,139,153

23,193,155

Consumer Staples: 11.13%

Beverages: 6.31%

Anheuser-Busch InBev ADR

279,827

34,158,482

Diageo plc ADR

109,873

12,979,297

PepsiCo Incorporated

278,647

26,131,516

73,269,295

Food Products: 2.19%

Unilever NV ADR

586,201

25,423,537

Household Products: 2.63%

The Procter & Gamble Company

362,460

30,551,753

Energy: 8.55%

Energy Equipment & Services: 3.99%

FMC Technologies Incorporated †

559,043

20,952,932

Schlumberger Limited

307,296

25,318,117

46,271,049

Oil, Gas & Consumable Fuels: 4.56%

BG Group plc ADR «

976,265

13,282,085

EOG Resources Incorporated

250,982

22,344,927

Occidental Petroleum Corporation

217,203

17,376,240

53,003,252

Financials: 18.92%

Banks: 6.09%

Branch Banking & Trust Corporation

878,554

31,004,171

JPMorgan Chase & Company

247,947

13,483,358

SunTrust Banks Incorporated

682,374

26,216,809

70,704,338

The accompanying notes are
an integral part of these financial statements.

8

Wells Fargo Advantage Intrinsic Value Fund

Portfolio of investments—January 31, 2015 (unaudited)

Security name

Shares

Value

Capital Markets: 10.22%

Charles Schwab Corporation

686,570

$
17,837,089

Franklin Resources Incorporated

410,242

21,139,770

Goldman Sachs Group Incorporated

197,172

33,994,425

Northern Trust Corporation

405,772

26,529,373

UBS Group AG

1,152,838

19,229,338

118,729,995

Insurance: 2.61%

Chubb Corporation

309,390

30,289,281

Health Care: 11.82%

Health Care Equipment & Supplies: 4.50%

Abbott Laboratories

682,543

30,550,625

Baxter International Incorporated

308,399

21,683,534

52,234,159

Health Care Providers & Services: 6.07%

Cigna Corporation

314,700

33,619,401

Express Scripts Holding Company †

455,892

36,795,043

70,414,444

Pharmaceuticals: 1.25%

AbbVie Incorporated

241,135

14,552,497

Industrials: 12.27%

Aerospace & Defense: 7.54%

Honeywell International Incorporated

303,630

29,682,869

Huntington Ingalls Industries Incorporated

192,954

22,498,436

The Boeing Company

242,969

35,320,404

87,501,709

Air Freight & Logistics: 2.19%

United Parcel Service Incorporated Class B

257,517

25,452,980

Electrical Equipment: 2.54%

Sensata Technologies Holding NV †

597,526

29,469,982

Information Technology: 13.98%

Communications Equipment: 1.45%

QUALCOMM Incorporated

269,810

16,852,333

IT Services: 2.13%

Western Union Company

1,455,037

24,735,629

Semiconductors & Semiconductor Equipment: 2.17%

Texas Instruments Incorporated

471,748

25,214,931

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	9

Security name		Shares	Value

Software: 4.30%
Microsoft Corporation		529,100	$21,375,640
Oracle Corporation		680,625	28,511,381

			49,887,021

Technology Hardware, Storage & Peripherals: 3.93%
Apple Incorporated		213,808	25,049,745
EMC Corporation		794,697	20,606,493

			45,656,238

Materials: 1.96%

Chemicals: 1.96%
E.I. du Pont de Nemours & Company		319,571	22,756,651

Telecommunication Services: 1.93%

Diversified Telecommunication Services: 1.93%
Verizon Communications Incorporated		491,140	22,450,009

Utilities: 4.76%

Electric Utilities: 4.76%
NextEra Energy Incorporated		288,978	31,567,957
Northeast Utilities		427,319	23,750,390

			55,318,347

Total Common Stocks (Cost $894,769,523)			1,139,006,719

	Yield
Short-Term Investments: 2.51%

Investment Companies: 2.51%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	2,244,000	2,244,000
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	26,856,448	26,856,448

Total Short-Term Investments (Cost $29,100,448)			29,100,448

Total investments in securities (Cost $923,869,971) *	100.60%	1,168,107,167
Other assets and liabilities, net	(0.60)	(6,949,660)

Total net assets	100.00%	$1,161,157,507

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $924,153,218 and unrealized gains (losses) consists of:

Gross unrealized gains	$265,461,129
Gross unrealized losses	(21,507,180)

Net unrealized gains	$243,953,949

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intrinsic Value Fund	Statement of assets and liabilities—January 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $2,167,361 of securities loaned), at value (cost $894,769,523)	$1,139,006,719
In affiliated securities, at value (cost $29,100,448)	29,100,448

Total investments, at value (cost $923,869,971)	1,168,107,167
Receivable for Fund shares sold	416,955
Receivable for dividends	1,340,115
Receivable for securities lending income	605
Prepaid expenses and other assets	52,447

Total assets	1,169,917,289

Liabilities
Payable for investments purchased	4,896,825
Payable for Fund shares redeemed	404,234
Payable upon receipt of securities loaned	2,244,000
Advisory fee payable	570,137
Distribution fees payable	25,709
Administration fees payable	211,326
Accrued expenses and other liabilities	407,551

Total liabilities	8,759,782

Total net assets	$1,161,157,507

NET ASSETS CONSIST OF
Paid-in capital	$919,110,344
Undistributed net investment income	154,284
Accumulated net realized losses on investments	(2,344,317)
Net unrealized gains on investments	244,237,196

Total net assets	$1,161,157,507

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$373,505,890
Shares outstanding – Class A1	29,221,667
Net asset value per share – Class A	$12.78
Maximum offering price per share – Class A2	$13.56
Net assets – Class B	$2,723,185
Shares outstanding – Class B1	215,164
Net asset value per share – Class B	$12.66
Net assets – Class C	$35,317,370
Shares outstanding – Class C1	2,810,009
Net asset value per share – Class C	$12.57
Net assets – Class R	$32,026
Shares outstanding – Class R1	2,488
Net asset value per share – Class R	$12.87
Net assets – Class R4	$14,074
Share outstanding – Class R4[1]	1,099
Net asset value per share – Class R4	$12.81
Net assets – Class R6	$155,039
Shares outstanding – Class R6[1]	12,258
Net asset value per share – Class R6	$12.65
Net assets – Administrator Class	$511,776,359
Shares outstanding – Administrator Class[1]	38,607,974
Net asset value per share – Administrator Class	$13.26
Net assets – Institutional Class	$237,633,564
Shares outstanding – Institutional Class[1]	18,529,593
Net asset value per share – Institutional Class	$12.82

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2015 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	11

Investment income
Dividends (net of foreign withholding taxes of $151,856)	$11,222,648
Securities lending income, net	17,897
Income from affiliated securities	11,053

Total investment income	11,251,598

Expenses
Advisory fee	3,867,203
Administration fees
Fund level	306,428
Class A	512,550
Class B	4,404
Class C	48,178
Class R	40
Class R4	6
Class R6	24
Administrator Class	270,747
Institutional Class	99,719
Shareholder servicing fees
Class A	472,845
Class B	4,235
Class C	46,325
Class R	38
Class R4	7
Administrator Class	676,134
Distribution fees
Class B	12,705
Class C	138,975
Class R	38
Custody and accounting fees	30,756
Professional fees	21,630
Registration fees	49,563
Shareholder report expenses	53,641
Trustees’ fees and expenses	5,054
Other fees and expenses	11,577

Total expenses	6,632,822
Less: Fee waivers and/or expense reimbursements	(514,357)

Net expenses	6,118,465

Net investment income	5,133,133

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	48,150,576
Net change in unrealized gains (losses) on investments	(31,329,569)

Net realized and unrealized gains (losses) on investments	16,821,007

Net increase in net assets resulting from operations	$21,954,140

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic Value Fund	Statement of changes in net assets

	Six months ended January 31, 2015 (unaudited)		Year ended July 31, 2014

Operations
Net investment income		$5,133,133		$8,246,287
Net realized gains on investments		48,150,576		77,209,900
Net change in unrealized gains (losses) on investments		(31,329,569)		63,456,026

Net increase in net assets resulting from operations		21,954,140		148,912,213

Distributions to shareholders from
Net investment income
Class A		(2,172,530)		(1,863,705)
Class R		(81)		0
Class R4		(130)		(108)
Class R6		(2,896)		(33,391)
Administrator Class		(4,135,495)		(3,445,927)
Institutional Class		(2,556,860)		(1,982,826)
Net realized gains
Class A		(27,285,622)		(13,761,999)
Class B		(212,769)		(178,855)
Class C		(2,625,364)		(1,277,956)
Class R		(2,211)		(749)
Class R4		(1,003)		(494)
Class R6		(11,038)		(129,126)
Administrator Class		(36,136,387)		(17,781,237)
Institutional Class		(17,741,411)		(8,059,479)

Total distributions to shareholders		(92,883,797)		(48,515,852)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	381,074	5,178,777	1,536,744	19,747,759
Class B	1,988	26,709	6,639	83,868
Class C	127,279	1,687,099	248,479	3,177,380
Class R	343	4,699	541	7,094
Class R6	162	2,204	28,088	358,736
Administrator Class	332,900	4,657,771	1,447,515	19,486,524
Institutional Class	1,376,162	19,065,421	3,266,904	42,230,313

		30,622,680		85,091,674

Reinvestment of distributions
Class A	2,128,410	27,919,055	1,176,653	14,917,979
Class B	15,779	204,497	13,464	169,111
Class C	174,638	2,247,594	88,113	1,099,654
Class R	174	2,292	58	749
Class R4	87	1,133	46	602
Class R6	1,067	13,934	12,774	162,517
Administrator Class	2,787,353	37,937,309	1,521,594	19,958,784
Institutional Class	1,210,531	15,960,088	652,707	8,311,426

		84,285,902		44,620,822

Payment for shares redeemed
Class A	(2,047,008)	(27,881,757)	(4,839,117)	(63,094,781)
Class B	(91,753)	(1,248,664)	(180,860)	(2,324,814)
Class C	(234,741)	(3,134,680)	(478,767)	(6,118,561)
Class R	(79)	(1,060)	0	0
Class R4	(111)	(1,553)	0	0
Class R6	0	0	(297,213)	(4,116,495)
Administrator Class	(2,482,415)	(35,246,315)	(4,780,073)	(63,850,413)
Institutional Class	(1,934,683)	(26,089,815)	(3,626,645)	(47,212,305)

		(93,603,844)		(186,717,369)

Net increase (decrease) in net assets resulting from capital share transactions		21,304,738		(57,004,873)

Total increase (decrease) in net assets		(49,624,919)		43,391,488

Net assets
Beginning of period		1,210,782,426		1,167,390,938

End of period		$1,161,157,507		$1,210,782,426

Undistributed net investment income		$154,284		$3,889,143

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$13.60	$12.52	$10.44	$11.50	$9.84	$8.48
Net investment income	0.04	0.07	0.07 [2]	0.11 [2]	0.10	0.10 [2]
Net realized and unrealized gains (losses) on investments	0.20	1.53	2.75	0.24	1.65	1.31

Total from investment operations	0.24	1.60	2.82	0.35	1.75	1.41
Distributions to shareholders from
Net investment income	(0.07)	(0.06)	(0.10)	(0.28)	(0.09)	(0.05)
Net realized gains	(0.99)	(0.46)	(0.64)	(1.13)	0.00	0.00

Total distributions to shareholders	(1.06)	(0.52)	(0.74)	(1.41)	(0.09)	(0.05)
Net asset value, end of period	$12.78	$13.60	$12.52	$10.44	$11.50	$9.84
Total return[3]	1.63%	13.09%	28.53%	4.38%	17.88%	16.67%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.21%	1.20%	1.24%	1.24%	1.17%
Net expenses	1.16%	1.16%	1.16%	1.17%	1.17%	1.11%
Net investment income	0.68%	0.53%	0.57%	1.05%	0.81%	1.05%
Supplemental data
Portfolio turnover rate	13%	23%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$373,506	$391,028	$386,655	$87,784	$159,178	$147,957

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class A of Evergreen Intrinsic Value Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$13.45	$12.42	$10.34	$11.37	$9.72	$8.40
Net investment income (loss)	(0.00)[2]	(0.03)[3]	(0.02)	0.03 [3]	0.01 [3]	0.03 [3]
Net realized and unrealized gains (losses) on investments	0.20	1.52	2.74	0.24	1.64	1.29

Total from investment operations	0.20	1.49	2.72	0.27	1.65	1.32
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.17)	(0.00)[2]	0.00
Net realized gains	(0.99)	(0.46)	(0.64)	(1.13)	0.00	0.00

Total distributions to shareholders	(0.99)	(0.46)	(0.64)	(1.30)	(0.00)[2]	0.00
Net asset value, end of period	$12.66	$13.45	$12.42	$10.34	$11.37	$9.72
Total return[4]	1.32%	12.25%	27.57%	3.56%	17.03%	15.71%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.97%	1.97%	2.01%	1.99%	1.93%
Net expenses	1.91%	1.91%	1.91%	1.92%	1.91%	1.88%
Net investment income (loss)	(0.06)%	(0.20)%	(0.03)%	0.27%	0.07%	0.30%
Supplemental data
Portfolio turnover rate	13%	23%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$2,723	$3,889	$5,589	$4,323	$7,666	$9,206

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class B of Evergreen Intrinsic Value Fund.

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$13.36	$12.35	$10.30	$11.35	$9.72	$8.40
Net investment income (loss)	(0.01)[2]	(0.03)	(0.01)[2]	0.03 [2]	0.02	0.03 [2]
Net realized and unrealized gains (losses) on investments	0.21	1.50	2.72	0.24	1.63	1.29

Total from investment operations	0.20	1.47	2.71	0.27	1.65	1.32
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	(0.19)	(0.02)	0.00
Net realized gains	(0.99)	(0.46)	(0.64)	(1.13)	0.00	0.00

Total distributions to shareholders	(0.99)	(0.46)	(0.66)	(1.32)	(0.02)	0.00
Net asset value, end of period	$12.57	$13.36	$12.35	$10.30	$11.35	$9.72
Total return[3]	1.32%	12.24%	27.50%	3.62%	16.98%	15.71%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.97%	1.97%	2.01%	1.97%	1.94%
Net expenses	1.91%	1.91%	1.91%	1.92%	1.92%	1.88%
Net investment income (loss)	(0.07)%	(0.22)%	(0.05)%	0.26%	0.07%	0.29%
Supplemental data
Portfolio turnover rate	13%	23%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$35,317	$36,654	$35,616	$20,187	$28,230	$26,934

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class C of Evergreen Intrinsic Value Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS R		2014	2013[1]
Net asset value, beginning of period	$13.66	$12.55	$11.20
Net investment income	0.02	0.03	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.21	1.54	1.35

Total from investment operations	0.23	1.57	1.35
Distributions to shareholders from
Net investment income	(0.03)	0.00	0.00
Net realized gains	(0.99)	(0.46)	0.00

Total distributions to shareholders	(1.02)	(0.46)	0.00
Net asset value, end of period	$12.87	$13.66	$12.55
Total return[3]	1.54%	12.77%	12.05%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.49%	1.46%
Net expenses	1.41%	1.41%	1.41%
Net investment income	0.42%	0.26%	0.01%
Supplemental data
Portfolio turnover rate	13%	23%	28%
Net assets, end of period (000s omitted)	$32	$28	$18

[1]	For the period from March 1, 2013 (commencement of class operations) to July 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS R4		2014	2013[1]
Net asset value, beginning of period	$13.65	$12.55	$11.10
Net investment income	0.07	0.12	0.09
Net realized and unrealized gains (losses) on investments	0.20	1.54	2.15

Total from investment operations	0.27	1.66	2.24
Distributions to shareholders from
Net investment income	(0.12)	(0.10)	(0.15)
Net realized gains	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(1.11)	(0.56)	(0.79)
Net asset value, end of period	$12.81	$13.65	$12.55
Total return[2]	1.82%	13.55%	21.73%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.88%
Net expenses	0.80%	0.80%	0.80%
Net investment income	1.04%	0.88%	0.99%
Supplemental data
Portfolio turnover rate	13%	23%	28%
Net assets, end of period (000s omitted)	$14	$15	$14

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS R6		2014	2013[1]
Net asset value, beginning of period	$13.60	$12.56	$11.10
Net investment income	0.08 [2]	0.14 [2]	0.19
Net realized and unrealized gains (losses) on investments	0.20	1.47	2.06

Total from investment operations	0.28	1.61	2.25
Distributions to shareholders from
Net investment income	(0.24)	(0.11)	(0.15)
Net realized gains	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(1.23)	(0.57)	(0.79)
Net asset value, end of period	$12.65	$13.60	$12.56
Total return[3]	1.92%	13.19%	21.84%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.73%
Net expenses	0.65%	0.65%	0.65%
Net investment income	1.18%	1.10%	0.85%
Supplemental data
Portfolio turnover rate	13%	23%	28%
Net assets, end of period (000s omitted)	$155	$150	$3,359

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$14.08	$12.95	$10.78	$11.55	$9.87	$9.87
Net investment income	0.06	0.10	0.08 [2]	0.12 [2]	0.11 [2]	0.00
Net realized and unrealized gains (losses) on investments	0.22	1.58	2.87	0.28	1.68	0.00

Total from investment operations	0.28	1.68	2.95	0.40	1.79	0.00
Distributions to shareholders from
Net investment income	(0.11)	(0.09)	(0.14)	(0.04)	(0.11)	0.00
Net realized gains	(0.99)	(0.46)	(0.64)	(1.13)	0.00	0.00

Total distributions to shareholders	(1.10)	(0.55)	(0.78)	(1.17)	(0.11)	0.00
Net asset value, end of period	$13.26	$14.08	$12.95	$10.78	$11.55	$9.87
Total return[3]	1.82%	13.36%	28.77%	4.57%	18.23%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.06%	1.05%	1.09%	1.06%	0.00%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.00%
Net investment income	0.88%	0.74%	0.68%	1.13%	1.04%	0.00%
Supplemental data
Portfolio turnover rate	13%	23%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$511,776	$534,641	$515,012	$26,687	$9,693	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$13.67	$12.58	$10.48	$11.56	$9.87	$8.51
Net investment income	0.07	0.13	0.16	0.14 [2]	0.13 [2]	0.12 [2]
Net realized and unrealized gains (losses) on investments	0.21	1.53	2.73	0.24	1.67	1.32

Total from investment operations	0.28	1.66	2.89	0.38	1.80	1.44
Distributions to shareholders from
Net investment income	(0.14)	(1.11)	(0.15)	(0.33)	(0.11)	(0.08)
Net realized gains	(0.99)	(0.46)	(0.64)	(1.13)	0.00	0.00

Total distributions to shareholders	(1.13)	(0.57)	(0.79)	(1.46)	(0.11)	(0.08)
Net asset value, end of period	$12.82	$13.67	$12.58	$10.48	$11.56	$9.87
Total return[3]	1.87%	13.64%	29.04%	4.71%	18.32%	16.93%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.83%	0.79%	0.94%
Net expenses	0.70%	0.70%	0.73%	0.82%	0.79%	0.88%
Net investment income	1.14%	0.99%	1.21%	1.35%	1.16%	1.27%
Supplemental data
Portfolio turnover rate	13%	23%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$237,634	$244,378	$221,128	$222,949	$277,329	$1,109,507

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class I of Evergreen Intrinsic Value Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”).

22	Wells Fargo Advantage Intrinsic Value Fund	Notes to financial statements (unaudited)

The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2014, capital loss carryforwards available to offset future net realized capital gains were in the amount of $23,482,402 with $3,137,764 expiring in 2015 and $20,344,638 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$148,267,289	$0	$0	$148,267,289
Consumer staples	129,244,585	0	0	129,244,585
Energy	99,274,301	0	0	99,274,301
Financials	219,723,614	0	0	219,723,614
Health care	137,201,100	0	0	137,201,100
Industrials	142,424,671	0	0	142,424,671
Information technology	162,346,152	0	0	162,346,152
Materials	22,756,651	0	0	22,756,651
Telecommunication services	22,450,009	0	0	22,450,009
Utilities	55,318,347	0	0	55,318,347

Short-term investments
Investment companies	26,856,448	2,244,000	0	29,100,448
Total assets	$1,165,863,167	$2,244,000	$0	$1,168,107,167

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, common stocks with a market value of $13,282,085 were transferred from Level 2 to Level 1 because of an increase in the market activity of these securities. At January 31, 2015, there were no transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.475% as the average daily net assets of the Fund increase. Prior to December 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Fund increased. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.63% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10

24	Wells Fargo Advantage Intrinsic Value Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.16% for Class A shares, 1.91% for Class B shares, 1.91% for Class C shares, 1.41% for Class R shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2015, Funds Distributor received $8,128 from the sale of Class A shares and $10 in contingent deferred sales charges from redemptions of Class B shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $152,864,776 and $214,827,372, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2015, the Fund paid $898 in commitment fees.

For the six months ended January 31, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Intrinsic Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Intrinsic Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231600 03-15 SA207/SAR207 01-15

Wells Fargo Advantage Large Cap Core Fund

Semi-Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Large Cap Core Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Cap Core Fund for the six-month period that ended January 31, 2015. Generally improving U.S. economic data helped drive a positive return for U.S. stocks for the reporting period (as measured by the S&P 500 Index1); in contrast, many economies and markets elsewhere in the world faced ongoing challenges.

Positive U.S. economic data, but increased tensions abroad, led to heightened volatility during the third quarter of 2014.

When the reporting period began on August 1, 2014, the U.S. stock market was experiencing a series of surges interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. An escalating Russia/Ukraine situation and a growing perception that the U.S. Federal Reserve (Fed) would raise short-term interest rates sooner than expected caused investors to pull back near the end of July. As a result, the S&P 500 Index dropped into negative territory for July’s monthly return. However, August brought a bounce-back; the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 gross domestic product (GDP) growth. Then, in September, stock market volatility increased as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains.

The fourth quarter of 2014 brought continued improvement in the U.S.; international economies remained challenged.

Strong fourth-quarter results by the U.S. stock market helped the S&P 500 Index deliver more than 50 record closes in 2014. The last several, in December, were spurred by investor optimism following Fed Chair Janet Yellen’s comment that the Fed would be patient in its timing of an interest-rate increase. U.S. stocks also were boosted by positive economic data. November’s 5.8% unemployment rate was down from 7.0% a year earlier, and the number of jobs being added continued to expand, keeping U.S. employers on pace to hire nearly three million workers during 2014. In addition, the U.S. economy’s third-quarter growth rate was revised upward during the quarter, to 5.0%—its fastest pace in 11 years. Meanwhile, U.S. companies continued to report strong earnings. The steadily brightening U.S. economy energized consumers, who were further buoyed by much lower prices at the gasoline pump. During the fourth quarter, gasoline prices fell to their lowest levels in five years, according to the American Automobile Association.

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges. In China, where growth had been slowing for some time, government regulators in December announced changes being made in an effort to stimulate growth. In Japan, which slid back into recession in the third quarter of 2014, Prime Minister Abe gained approval in late December for roughly $29 billion in fresh stimulus to help the economy. In the eurozone, growth remained sluggish, and member countries continued to face an environment of low demand, high unemployment, and weak business investment. This situation

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Large Cap Core Fund	3

was exacerbated in December by renewed concerns about Greece after its parliament failed to avert a general election that could jeopardize the terms of the country’s financial agreement with its international creditors. In Russia, the economy contracted for the first time since October 2009 as the country struggled under the weight of slumping oil prices, international sanctions, and massive outflows of capital.

Market volatility increased in January 2015.

Markets fluctuated in January as investors reacted to geopolitical developments and new economic data. Mid-month, the World Bank lowered its outlook for global growth based on deepening problems in the eurozone and emerging markets, stating that a strengthening U.S. economy could not, by itself, support the global economy. Later in January, Greek voters gave control of their government to opposition party Syriza, which promised to end austerity and insisted that Greece’s massive debt be renegotiated. In the U.S., various data released in January, such as consumer confidence and December’s jobless rate, showed improvement. On the last trading day of the month, however, investors learned that fourth-quarter 2014 U.S. economic growth was estimated at 2.6%, which was below consensus and lower than the 4.6% and 5.0% growth rates, respectively, for the second and third quarters of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

4	Wells Fargo Advantage Large Cap Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio manager

Jeff C. Moser, CFA

Average annual total returns1 (%) as of January 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (EGOAX)	12-17-2007	6.96	14.43	5.59	13.50	15.80	6.47	1.29	1.14
Class C (EGOCX)	12-17-2007	11.66	14.92	5.70	12.66	14.92	5.70	2.04	1.89
Administrator Class (WFLLX)	7-16-2010	–	–	–	13.81	16.11	6.67	1.13	0.90
Institutional Class (EGOIX)	12-17-2007	–	–	–	14.08	16.36	6.91	0.86	0.66
Investor Class (WFLNX)	7-16-2010	–	–	–	13.49	15.71	6.32	1.35	1.20
S&P 500 Index[4]	–	–	–	–	14.22	15.60	6.93	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Large Cap Core Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2015
CVS Health Corporation	2.86
Southwest Airlines Company	2.76
McKesson Corporation	2.58
Apple Incorporated	2.46
Delta Air Lines Incorporated	2.42
Gilead Sciences Incorporated	2.34
Hanesbrands Incorporated	2.31
Northrop Grumman Corporation	2.31
The Home Depot Incorporated	2.30
Spirit AeroSystems Holdings Incorporated Class A	2.29

Sector distribution[6] as of January 31, 2015

[1]	Historical performance shown for Administrator Class and Investor Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect higher expenses applicable to Administrator Class and Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Large Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,040.45	$5.86	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$5.80	1.14%
Class C
Actual	$1,000.00	$1,035.99	$9.70	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.68	$9.60	1.89%
Administrator Class
Actual	$1,000.00	$1,041.97	$4.63	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%
Institutional Class
Actual	$1,000.00	$1,042.22	$3.40	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%
Investor Class
Actual	$1,000.00	$1,039.75	$6.17	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11	1.20%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Large Cap Core Fund	7

Security name	Shares	Value

Common Stocks: 97.54%

Consumer Discretionary: 16.04%

Auto Components: 4.25%
Lear Corporation	84,721	$8,501,752
Magna International Incorporated Class A	88,166	8,465,699

		16,967,451

Automobiles: 1.34%
Ford Motor Company	361,911	5,323,711

Media: 1.81%
Comcast Corporation Class A	136,069	7,231,387

Specialty Retail: 6.33%
Foot Locker Incorporated	143,072	7,614,292
Lowe’s Companies Incorporated	124,760	8,453,738
The Home Depot Incorporated	87,727	9,160,453

		25,228,483

Textiles, Apparel & Luxury Goods: 2.31%
Hanesbrands Incorporated	82,763	9,218,143

Consumer Staples: 6.90%

Food & Staples Retailing: 2.86%
CVS Health Corporation	116,386	11,424,450

Food Products: 4.04%
Archer Daniels Midland Company	169,026	7,881,682
Pinnacle Foods Incorporated	228,744	8,227,922

		16,109,604

Energy: 6.96%

Energy Equipment & Services: 2.50%
Halliburton Company	111,259	4,449,247
National Oilwell Varco Incorporated	101,514	5,525,407

		9,974,654

Oil, Gas & Consumable Fuels: 4.46%
ConocoPhillips Company	88,702	5,586,452
Exxon Mobil Corporation	66,221	5,789,040
Valero Energy Corporation	121,372	6,418,151

		17,793,643

Financials: 13.41%

Capital Markets: 5.68%
Ameriprise Financial Incorporated	62,815	7,848,106
Goldman Sachs Group Incorporated	43,702	7,534,662
Morgan Stanley	215,767	7,295,082

		22,677,850

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Consumer Finance: 1.68%
Capital One Financial Corporation	91,276	$6,682,316

Diversified Financial Services: 3.87%
Berkshire Hathaway Incorporated Class B †	56,359	8,110,624
Voya Financial Incorporated	188,031	7,335,089

		15,445,713

Insurance: 2.18%
Lincoln National Corporation	173,932	8,693,121

Health Care: 18.72%

Biotechnology: 6.45%
Amgen Incorporated	49,886	7,595,642
Biogen Idec Incorporated †	22,649	8,814,085
Gilead Sciences Incorporated †	88,953	9,324,943

		25,734,670

Health Care Providers & Services: 8.87%
Aetna Incorporated	90,880	8,344,602
AmerisourceBergen Corporation	85,049	8,083,907
Centene Corporation †	79,137	8,638,595
McKesson Corporation	48,407	10,293,749

		35,360,853

Pharmaceuticals: 3.40%
Johnson & Johnson	58,531	5,861,294
Merck & Company Incorporated	127,955	7,713,127

		13,574,421

Industrials: 10.95%

Aerospace & Defense: 4.60%
Northrop Grumman Corporation	58,642	9,203,862
Spirit AeroSystems Holdings Incorporated Class A †	202,919	9,139,472

		18,343,334

Airlines: 5.18%
Delta Air Lines Incorporated	203,877	9,645,421
Southwest Airlines Company	244,107	11,028,754

		20,674,175

Machinery: 1.17%
Trinity Industries Incorporated	176,580	4,674,073

Information Technology: 22.78%

Communications Equipment: 3.13%
ARRIS Group Incorporated †	211,525	5,546,186
Cisco Systems Incorporated	263,498	6,947,125

		12,493,311

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Large Cap Core Fund	9

Security name		Shares	Value

Internet Software & Services: 2.01%
Facebook Incorporated Class A †		105,783	$8,029,988

IT Services: 1.94%
DST Systems Incorporated		79,817	7,718,304

Semiconductors & Semiconductor Equipment: 6.03%
Intel Corporation		217,843	7,197,533
Marvell Technology Group Limited		544,454	8,433,592
Micron Technology Incorporated †		287,454	8,412,341

			24,043,466

Software: 3.46%
Microsoft Corporation		178,615	7,216,046
Oracle Corporation		157,181	6,584,312

			13,800,358

Technology Hardware, Storage & Peripherals: 6.21%
Apple Incorporated		83,763	9,813,673
Hewlett-Packard Company		204,390	7,384,611
SanDisk Corporation		99,667	7,565,722

			24,764,006

Materials: 1.78%

Chemicals: 1.78%
Dow Chemical Company		157,539	7,114,461

Total Common Stocks (Cost $329,651,837)			389,095,946

	Yield

Short-Term Investments: 3.38%

Investment Companies: 3.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	13,474,222	13,474,222

Total Short-Term Investments (Cost $13,474,222)			13,474,222

Total investments in securities (Cost $343,126,059) *	100.92%	402,570,168
Other assets and liabilities, net	(0.92)	(3,654,398)

Total net assets	100.00%	$398,915,770

†	Non-income-earning security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $343,158,404 and unrealized gains (losses) consists of:

Gross unrealized gains	$72,562,968
Gross unrealized losses	(13,151,204)

Net unrealized gains	$59,411,764

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Large Cap Core Fund	Statement of assets and liabilities—January 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $329,651,837)	$389,095,946
In affiliated securities, at value (cost $13,474,222)	13,474,222

Total investments, at value (cost $343,126,059)	402,570,168
Receivable for Fund shares sold	3,949,556
Receivable for dividends	175,312
Prepaid expenses and other assets	40,292

Total assets	406,735,328

Liabilities
Payable for investments purchased	6,607,147
Payable for Fund shares redeemed	788,455
Advisory fee payable	177,101
Distribution fee payable	15,408
Administration fees payable	111,911
Accrued expenses and other liabilities	119,536

Total liabilities	7,819,558

Total net assets	$398,915,770

NET ASSETS CONSIST OF
Paid-in capital	$341,590,028
Overdistributed net investment income	(55,601)
Accumulated net realized losses on investments	(2,062,766)
Net unrealized gains on investments	59,444,109

Total net assets	$398,915,770

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$62,430,152
Shares outstanding – Class A1	4,213,316
Net asset value per share – Class A	$14.82
Maximum offering price per share – Class A2	$15.72
Net assets – Class C	$29,357,993
Shares outstanding – Class C1	1,999,720
Net asset value per share – Class C	$14.68
Net assets – Administrator Class	$32,616,329
Shares outstanding – Administrator Class[1]	2,195,552
Net asset value per share – Administrator Class	$14.86
Net assets – Institutional Class	$21,947,135
Shares outstanding – Institutional Class[1]	1,475,866
Net asset value per share – Institutional Class	$14.87
Net assets – Investor Class	$252,564,161
Shares outstanding – Investor Class[1]	17,001,294
Net asset value per share – Investor Class	$14.86

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2015 (unaudited)	Wells Fargo Advantage Large Cap Core Fund	11

Investment income
Dividends (net of foreign withholding taxes of $8,282)	$2,229,119
Income from affiliated securities	2,847
Securities lending income, net	1,918

Total investment income	2,233,884

Expenses
Advisory fee	1,110,537
Administration fees
Fund level	85,426
Class A	59,653
Class C	20,595
Administrator Class	10,143
Institutional Class	5,072
Investor Class	395,216
Shareholder servicing fees
Class A	57,359
Class C	19,803
Administrator Class	25,148
Investor Class	308,763
Distribution fee
Class C	59,409
Custody and accounting fees	10,910
Professional fees	24,041
Registration fees	29,104
Shareholder report expenses	27,874
Trustees’ fees and expenses	5,981
Other fees and expenses	5,578

Total expenses	2,260,612
Less: Fee waivers and/or expense reimbursements	(234,161)

Net expenses	2,026,451

Net investment income	207,433

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	15,969,185
Net change in unrealized gains (losses) on investments	(4,714,733)

Net realized and unrealized gains (losses) on investments	11,254,452

Net increase in net assets resulting from operations	$11,461,885

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Cap Core Fund	Statement of changes in net assets

	Six months ended January 31, 2015 (unaudited)		Year ended July 31, 2014

Operations
Net investment income		$207,433		$1,039,386
Net realized gains on investments		15,969,185		28,939,604
Net change in unrealized gains (losses) on investments		(4,714,733)		10,631,186

Net increase in net assets resulting from operations		11,461,885		40,610,176

Distributions to shareholders from
Net investment income
Class A		(183,035)		(146,205)
Class C		0		(6,279)
Administrator Class		(122,314)		(28,910)
Institutional Class		(94,797)		(5,938)
Investor Class		(308,152)		(1,041,373)

Total distributions to shareholders		(708,298)		(1,228,705)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,742,074	40,336,774	1,247,306	16,588,541
Class C	1,553,049	22,885,719	345,172	4,598,982
Administrator Class	2,315,625	34,138,734	412,731	5,556,845
Institutional Class	1,178,275	17,653,652	366,712	5,140,707
Investor Class	1,796,653	26,751,448	1,798,050	24,364,843

		141,766,327		56,249,918

Reinvestment of distributions
Class A	11,869	173,408	10,833	140,173
Class C	0	0	372	4,789
Administrator Class	8,331	122,042	2,030	26,308
Institutional Class	5,103	74,803	445	5,766
Investor Class	20,620	302,078	78,721	1,020,228

		672,331		1,197,264

Payment for shares redeemed
Class A	(407,035)	(5,992,327)	(650,098)	(8,833,379)
Class C	(161,848)	(2,385,812)	(51,205)	(689,445)
Administrator Class	(606,157)	(9,083,905)	(35,053)	(487,058)
Institutional Class	(109,882)	(1,659,476)	(8,935)	(120,053)
Investor Class	(883,131)	(13,030,226)	(1,522,071)	(20,267,093)

		(32,151,746)		(30,397,028)

Net increase in net assets resulting from capital share transactions		110,286,912		27,050,154

Total increase in net assets		121,040,499		66,431,625

Net assets
Beginning of period		277,875,271		211,443,646

End of period		$398,915,770		$277,875,271

Undistributed (overdistributed) net investment income		$(55,601)		$445,264

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Core Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$14.30	$12.13	$9.50	$8.75	$7.37	$6.96
Net investment income	0.01	0.06 [2]	0.07	0.06	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.56	2.20	2.64	0.74	1.36	0.46

Total from investment operations	0.57	2.26	2.71	0.80	1.41	0.52
Distributions to shareholders from
Net investment income	(0.05)	(0.09)	(0.08)	(0.05)	(0.03)	(0.11)
Net asset value, end of period	$14.82	$14.30	$12.13	$9.50	$8.75	$7.37
Total return[3]	4.04%	18.58%	28.76%	9.27%	19.16%	7.43%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.29%	1.33%	1.37%	1.30%	2.55%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.15%
Net investment income	0.16%	0.47%	0.75%	0.71%	0.61%	0.91%
Supplemental data
Portfolio turnover rate	27%	61%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$62,430	$26,685	$15,267	$8,277	$7,495	$8,501

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class A of Evergreen Golden Large Cap Core Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$14.17	$12.05	$9.45	$8.71	$7.37	$6.94
Net investment income (loss)	(0.05)[2]	(0.01)	(0.00)[3]	(0.00)[3]	(0.01)	0.01
Net realized and unrealized gains (losses) on investments	0.56	2.15	2.62	0.74	1.35	0.44

Total from investment operations	0.51	2.14	2.62	0.74	1.34	0.45
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.02)	0.00	0.00	(0.02)
Net asset value, end of period	$14.68	$14.17	$12.05	$9.45	$8.71	$7.37
Total return[4]	3.60%	17.73%	27.82%	8.50%	18.18%	6.54%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.04%	2.08%	2.12%	2.05%	3.75%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.90%
Net investment income (loss)	(0.61)%	(0.30)%	(0.01)%	(0.04)%	(0.13)%	0.09%
Supplemental data
Portfolio turnover rate	27%	61%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$29,358	$8,624	$3,786	$2,041	$1,750	$1,947

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class C of Evergreen Golden Large Cap Core Fund.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Core Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$14.34	$12.16	$9.52	$8.77	$7.38	$7.22
Net investment income	0.04	0.09	0.10	0.09	0.07 [2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.55	2.20	2.64	0.74	1.36	0.16

Total from investment operations	0.59	2.29	2.74	0.83	1.43	0.16
Distributions to shareholders from
Net investment income	(0.07)	(0.11)	(0.10)	(0.08)	(0.04)	0.00
Net asset value, end of period	$14.86	$14.34	$12.16	$9.52	$8.77	$7.38
Total return[4]	4.20%	18.83%	29.12%	9.61%	19.44%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.11%	1.14%	1.16%	1.08%	1.12%
Net expenses	0.90%	0.90%	0.89%	0.87%	0.86%	0.89%
Net investment income	0.38%	0.63%	1.00%	0.97%	0.76%	1.12%
Supplemental data
Portfolio turnover rate	27%	61%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$32,616	$6,849	$1,192	$522	$477	$42

[1]	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$14.35	$12.16	$9.52	$8.77	$7.38	$6.97
Net investment income	0.05 [2]	0.11 [2]	0.13 [2]	0.12	0.10 [2]	0.08
Net realized and unrealized gains (losses) on investments	0.55	2.21	2.63	0.73	1.35	0.46

Total from investment operations	0.60	2.32	2.76	0.85	1.45	0.54
Distributions to shareholders from
Net investment income	(0.08)	(0.13)	(0.12)	(0.10)	(0.06)	(0.13)
Net asset value, end of period	$14.87	$14.35	$12.16	$9.52	$8.77	$7.38
Total return[3]	4.22%	19.21%	29.38%	9.88%	19.65%	7.79%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.90%	0.94%	0.86%	2.80%
Net expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.89%
Net investment income	0.63%	0.83%	1.24%	1.19%	1.32%	1.09%
Supplemental data
Portfolio turnover rate	27%	61%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$21,947	$5,775	$537	$480	$478	$3,132

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class I of Evergreen Golden Large Cap Core Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$14.31	$12.13	$9.50	$8.75	$7.38	$7.22
Net investment income	0.01	0.06	0.07	0.06	0.05	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.56	2.19	2.63	0.74	1.35	0.16

Total from investment operations	0.57	2.25	2.70	0.80	1.40	0.16
Distributions to shareholders from
Net investment income	(0.02)	(0.07)	(0.07)	(0.05)	(0.03)	0.00
Net asset value, end of period	$14.86	$14.31	$12.13	$9.50	$8.75	$7.38
Total return[3]	3.97%	18.58%	28.63%	9.21%	18.97%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.35%	1.38%	1.43%	1.37%	1.37%
Net expenses	1.20%	1.20%	1.20%	1.21%	1.21%	1.21%
Net investment income	0.11%	0.44%	0.69%	0.64%	0.53%	1.03%
Supplemental data
Portfolio turnover rate	27%	61%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$252,564	$229,941	$190,661	$159,422	$158,966	$150,157

[1]	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Cap Core Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Core Fund	19

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $18,009,001 with $508,161 expiring in 2017 and $17,500,840 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Wells Fargo Advantage Large Cap Core Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$63,969,175	$0	$0	$63,969,175
Consumer staples	27,534,054	0	0	27,534,054
Energy	27,768,297	0	0	27,768,297
Financials	53,499,000	0	0	53,499,000
Health care	74,669,944	0	0	74,669,944
Industrials	43,691,582	0	0	43,691,582
Information technology	90,849,433	0	0	90,849,433
Materials	7,114,461	0	0	7,114,461

Short-term investments
Investment companies	13,474,222	0	0	13,474,222
Total assets	$402,570,168	$0	$0	$402,570,168
The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.475% as the average daily net assets of the Fund increase. Prior to December 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Fund increased. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Core Fund	21

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class C shares, 0.90% for Administrator Class shares, 0.66% for Institutional Class shares, and 1.20% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2015, Funds Distributor received $24,719 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $196,170,679 and $90,512,232, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2015, the Fund paid $228 in commitment fees.

For the six months ended January 31, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Large Cap Core Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Large Cap Core Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage Large Cap Core Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Large Cap Core Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231601 03-15 SA208/SAR208 01-15

Wells Fargo Advantage Large Cap Growth Fund

Semi-Annual Report

January 31, 2015

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The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Large Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Cap Growth Fund for the six-month period that ended January 31, 2015. Generally improving U.S. economic data helped drive a positive return for U.S. stocks for the reporting period (as measured by the S&P 500 Index1); in contrast, many economies and markets elsewhere in the world faced ongoing challenges.

Positive U.S. economic data, but increased tensions abroad, led to heightened volatility during the third quarter of 2014.

When the reporting period began on August 1, 2014, the U.S. stock market was experiencing a series of surges interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. An escalating Russia/Ukraine situation and a growing perception that the U.S. Federal Reserve (Fed) would raise short-term interest rates sooner than expected caused investors to pull back near the end of July. As a result, the S&P 500 Index dropped into negative territory for July’s monthly return. However, August brought a bounce-back; the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 gross domestic product (GDP) growth. Then, in September, stock market volatility increased as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains.

The fourth quarter of 2014 brought continued improvement in the U.S.; international economies remained challenged.

Strong fourth-quarter results by the U.S. stock market helped the S&P 500 Index deliver more than 50 record closes in 2014. The last several, in December, were spurred by investor optimism following Fed Chair Janet Yellen’s comment that the Fed would be patient in its timing of an interest-rate increase. U.S. stocks also were boosted by positive economic data. November’s 5.8% unemployment rate was down from 7.0% a year earlier, and the number of jobs being added continued to expand, keeping U.S. employers on pace to hire nearly three million workers during 2014. In addition, the U.S. economy’s third-quarter growth rate was revised upward during the quarter, to 5.0%—its fastest pace in 11 years. Meanwhile, U.S. companies continued to report strong earnings. The steadily brightening U.S. economy energized consumers, who were further buoyed by much lower prices at the gasoline pump. During the fourth quarter, gasoline prices fell to their lowest levels in five years, according to the American Automobile Association.

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges. In China, where growth had been slowing for some time, government regulators in December announced changes being made in an effort to stimulate growth. In Japan, which slid back into recession in the third quarter of 2014, Prime Minister Abe gained approval in late December for roughly $29 billion in fresh stimulus to help the economy. In the eurozone, growth remained sluggish, and member countries continued to face an environment of low demand, high unemployment, and weak business investment. This situation was exacerbated in December by renewed concerns about Greece after its

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	3

parliament failed to avert a general election that could jeopardize the terms of the country’s financial agreement with its international creditors. In Russia, the economy contracted for the first time since October 2009 as the country struggled under the weight of slumping oil prices, international sanctions, and massive outflows of capital.

Market volatility increased in January 2015.

Markets fluctuated in January as investors reacted to geopolitical developments and new economic data. Mid-month, the World Bank lowered its outlook for global growth based on deepening problems in the eurozone and emerging markets, stating that a strengthening U.S. economy could not, by itself, support the global economy. Later in January, Greek voters gave control of their government to opposition party Syriza, which promised to end austerity and insisted that Greece’s massive debt be renegotiated. In the U.S., various data released in January, such as consumer confidence and December’s jobless rate, showed improvement. On the last trading day of the month, however, investors learned that fourth-quarter 2014 U.S. economic growth was estimated at 2.6%, which was below consensus and lower than the 4.6% and 5.0% growth rates, respectively, for the second and third quarters of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

4	Wells Fargo Advantage Large Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Joseph M. Eberhardy, CFA, CPA

Average annual total returns1 (%) as of January 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STAFX)	7-30-2010	3.89	14.22	7.87	10.22	15.59	8.51	1.22	1.07
Class C (STOFX)	7-30-2010	8.39	14.74	7.74	9.39	14.74	7.74	1.97	1.82
Class R (STMFX)	6-15-2012	–	–	–	9.95	15.33	8.32	1.47	1.32
Class R4 (SLGRX)	11-30-2012	–	–	–	10.55	15.95	8.68	0.89	0.75
Class R6 (STFFX)	11-30-2012	–	–	–	10.73	16.02	8.71	0.74	0.60
Administrator Class (STDFX)	7-30-2010	–	–	–	10.35	15.73	8.58	1.06	0.95
Institutional Class (STNFX)	7-30-2010	–	–	–	10.66	15.99	8.70	0.79	0.65
Investor Class (STRFX)	12-30-1981	–	–	–	10.14	15.51	8.47	1.28	1.13
Russell 1000® Growth Index[4]	–	–	–	–	14.59	16.49	8.69	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2015
Apple Incorporated	3.08
Union Pacific Corporation	2.68
Facebook Incorporated Class A	2.67
Alexion Pharmaceuticals Incorporated	2.56
Dollar Tree Incorporated	2.43
Google Incorporated Class A	2.29
Biogen Idec Incorporated	2.23
MasterCard Incorporated Class A	2.22
Costco Wholesale Corporation	2.21
Google Incorporated Class C	2.21

Sector distribution[6] as of January 31, 2015

[1]	Historical performance shown for Class A and Administrator shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance for Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Large Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,051.15	$5.53	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class C
Actual	$1,000.00	$1,047.17	$9.39	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.03	$9.25	1.82%
Class R
Actual	$1,000.00	$1,049.65	$6.82	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.72	1.32%
Class R4
Actual	$1,000.00	$1,052.62	$3.88	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class R6
Actual	$1,000.00	$1,053.39	$3.11	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$1,051.81	$4.91	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,053.23	$3.36	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,050.55	$5.84	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.69%

Consumer Discretionary: 25.33%

Auto Components: 0.44%
Delphi Automotive plc	100,000	$6,873,000

Hotels, Restaurants & Leisure: 6.87%
Chipotle Mexican Grill Incorporated †	37,000	26,264,080
Hilton Worldwide Holdings Incorporated †	400,000	10,388,000
Marriott International Incorporated Class A	285,000	21,232,500
Starbucks Corporation	320,000	28,009,600
Wynn Resorts Limited	150,000	22,192,500

		108,086,680

Internet & Catalog Retail: 2.41%
Amazon.com Incorporated †	61,000	21,626,330
Netflix Incorporated †	14,000	6,185,200
The Priceline Group Incorporated †	10,000	10,094,800

		37,906,330

Media: 2.89%
CBS Corporation Class B	385,000	21,101,850
The Walt Disney Company	267,000	24,286,320

		45,388,170

Multiline Retail: 3.86%
Dollar Tree Incorporated †	538,000	38,251,800
Nordstrom Incorporated	295,000	22,479,000

		60,730,800

Specialty Retail: 5.01%
CarMax Incorporated †	429,000	26,640,900
O’Reilly Automotive Incorporated †	131,000	24,544,160
Tractor Supply Company	340,000	27,597,800

		78,782,860

Textiles, Apparel & Luxury Goods: 3.85%
Nike Incorporated Class B	345,000	31,826,250
VF Corporation	415,000	28,788,550

		60,614,800

Consumer Staples: 4.02%

Food & Staples Retailing: 2.21%
Costco Wholesale Corporation	243,000	34,746,570

Household Products: 0.79%
Colgate-Palmolive Company	185,000	12,491,200

Personal Products: 1.02%
Estee Lauder Companies Incorporated Class A	226,660	15,999,929

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Energy: 4.15%

Energy Equipment & Services: 1.23%
Schlumberger Limited	235,000	$19,361,650

Oil, Gas & Consumable Fuels: 2.92%
Concho Resources Incorporated †	210,000	23,278,500
Pioneer Natural Resources Company	150,000	22,579,500

		45,858,000

Financials: 5.59%

Capital Markets: 2.25%
Ameriprise Financial Incorporated	60,000	7,496,400
Northern Trust Corporation	71,000	4,641,980
TD Ameritrade Holding Corporation	719,000	23,288,410

		35,426,790

Consumer Finance: 2.84%
American Express Company	309,340	24,960,645
Discover Financial Services	363,000	19,739,940

		44,700,585

REITs: 0.50%
American Tower Corporation	80,000	7,756,000

Health Care: 15.64%

Biotechnology: 9.96%
Alexion Pharmaceuticals Incorporated †	220,000	40,312,800
Biogen Idec Incorporated †	89,960	35,008,834
Celgene Corporation †	235,000	28,002,600
Gilead Sciences Incorporated †	230,000	24,110,900
Regeneron Pharmaceuticals Incorporated †	70,180	29,241,199

		156,676,333

Health Care Equipment & Supplies: 0.89%
Medtronic plc	195,148	13,933,587

Health Care Providers & Services: 1.21%
AmerisourceBergen Corporation	200,050	19,014,753

Health Care Technology: 1.60%
Cerner Corporation †	380,000	25,213,000

Pharmaceuticals: 1.98%
Merck & Company Incorporated	128,000	7,715,840
Perrigo Company plc	155,000	23,519,700

		31,235,540

Industrials: 11.78%

Aerospace & Defense: 1.98%
The Boeing Company	120,000	17,444,400
United Technologies Corporation	118,690	13,623,238

		31,067,638

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	9

Security name	Shares	Value

Air Freight & Logistics: 0.88%
United Parcel Service Incorporated Class B	140,050	$13,842,542

Airlines: 0.81%
Southwest Airlines Company	282,000	12,740,760

Commercial Services & Supplies: 0.20%
Tyco International plc	76,000	3,101,560

Industrial Conglomerates: 2.01%
3M Company	124,000	20,125,200
Danaher Corporation	140,240	11,552,971

		31,678,171

Road & Rail: 4.30%
Kansas City Southern	105,680	11,634,311
Norfolk Southern Corporation	135,000	13,765,950
Union Pacific Corporation	360,000	42,195,600

		67,595,861

Trading Companies & Distributors: 1.60%
W.W. Grainger Incorporated	107,000	25,234,880

Information Technology: 28.08%

Communications Equipment: 0.87%
QUALCOMM Incorporated	220,080	13,746,197

Internet Software & Services: 8.10%
Akamai Technologies Incorporated †	198,000	11,514,690
Facebook Incorporated Class A †	554,000	42,054,140
Google Incorporated Class A †	67,000	36,015,850
Google Incorporated Class C †	65,000	34,743,800
Pandora Media Incorporated †	187,000	3,104,200

		127,432,680

IT Services: 6.28%
Accenture plc	145,000	12,184,350
Alliance Data Systems Corporation †	88,000	25,417,040
MasterCard Incorporated Class A	425,000	34,862,750
Visa Incorporated Class A	103,000	26,255,730

		98,719,870

Semiconductors & Semiconductor Equipment: 3.30%
ARM Holdings plc ADR	318,000	14,895,120
Microchip Technology Incorporated «	490,000	22,099,000
Texas Instruments Incorporated	280,000	14,966,000

		51,960,120

Software: 6.44%
Adobe Systems Incorporated †	177,000	12,413,010
Microsoft Corporation	813,000	32,845,200

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name		Shares	Value

Software (continued)
Salesforce.com Incorporated †		420,000	$23,709,000
ServiceNow Incorporated †		256,300	18,684,270
Splunk Incorporated †		219,000	11,311,350
VMware Incorporated †		31,000	2,390,100

			101,352,930

Technology Hardware, Storage & Peripherals: 3.09%
Apple Incorporated		414,090	48,514,784

Materials: 4.10%

Chemicals: 4.10%
Ecolab Incorporated		231,760	24,049,735
Monsanto Company		89,000	10,500,220
Praxair Incorporated		249,000	30,026,910

			64,576,865

Total Common Stocks (Cost $1,053,613,657)			1,552,361,435

	Yield
Short-Term Investments: 2.31%

Investment Companies: 2.31%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.13%	20,727,000	20,727,000
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	15,690,756	15,690,756

Total Short-Term Investments (Cost $36,417,756)			36,417,756

Total investments in securities (Cost $1,090,031,413) *	101.00%	1,588,779,191
Other assets and liabilities, net	(1.00)	(15,784,349)

Total net assets	100.00%	$1,572,994,842

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $1,091,472,520 and unrealized gains (losses) consists of:

Gross unrealized gains	$505,701,323
Gross unrealized losses	(8,394,652)

Net unrealized gains	$497,306,671

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2015 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	11

Assets
Investments
In unaffiliated securities (including $20,219,850 of securities loaned), at value (cost $1,053,613,657)	$1,552,361,435
In affiliated securities, at value (cost $36,417,756)	36,417,756

Total investments, at value (cost $1,090,031,413)	1,588,779,191
Receivable for investments sold	19,538,966
Receivable for Fund shares sold	1,121,381
Receivable for dividends	347,200
Receivable for securities lending income	4,161
Prepaid expenses and other assets	46,759

Total assets	1,609,837,658

Liabilities
Payable for investments purchased	13,204,588
Payable for Fund shares redeemed	1,577,579
Payable upon receipt of securities loaned	20,727,000
Advisory fee payable	696,443
Distribution fees payable	17,502
Administration fees payable	320,214
Accrued expenses and other liabilities	299,490

Total liabilities	36,842,816

Total net assets	$1,572,994,842

NET ASSETS CONSIST OF
Paid-in capital	$1,043,162,001
Overdistributed net investment income	(785,580)
Accumulated net realized gains on investments	31,870,643
Net unrealized gains on investments	498,747,778

Total net assets	$1,572,994,842

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$191,406,435
Shares outstanding – Class A1	4,202,539
Net asset value per share – Class A	$45.55
Maximum offering price per share – Class A2	$48.33
Net assets – Class C	$22,548,608
Shares outstanding – Class C1	512,528
Net asset value per share – Class C	$43.99
Net assets – Class R	$11,193,112
Shares outstanding – Class R1	247,652
Net asset value per share – Class R	$45.20
Net assets – Class R4	$2,228,130
Share outstanding – Class R4[1]	48,333
Net asset value per share – Class R4	$46.10
Net assets – Class R6	$9,547,125
Shares outstanding – Class R6[1]	206,811
Net asset value per share – Class R6	$46.16
Net assets – Administrator Class	$254,868,221
Shares outstanding – Administrator Class[1]	5,566,659
Net asset value per share – Administrator Class	$45.78
Net assets – Institutional Class	$617,160,130
Shares outstanding – Institutional Class[1]	13,374,828
Net asset value per share – Institutional Class	$46.14
Net assets – Investor Class	$464,043,081
Shares outstanding – Investor Class[1]	10,209,537
Net asset value per share – Investor Class	$45.45

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Cap Growth Fund	Statement of operations—six months ended January 31, 2015 (unaudited)

Investment income
Dividends	$7,483,451
Securities lending income, net	173,030
Income from affiliated securities	8,394

Total investment income	7,664,875

Expenses
Advisory fee	5,026,776
Administration fees
Fund level	403,059
Class A	275,534
Class C	29,977
Class R	16,131
Class R4	885
Class R6	1,033
Administrator Class	126,877
Institutional Class	249,085
Investor Class	766,807
Shareholder servicing fees
Class A	264,937
Class C	28,824
Class R	15,511
Class R4	1,106
Administrator Class	317,192
Investor Class	598,733
Distribution fees
Class C	86,472
Class R	15,511
Custody and accounting fees	42,808
Professional fees	23,114
Registration fees	33,522
Shareholder report expenses	45,175
Trustees’ fees and expenses	5,334
Other fees and expenses	14,101

Total expenses	8,388,504
Less: Fee waivers and/or expense reimbursements	(996,954)

Net expenses	7,391,550

Net investment income	273,325

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	49,767,454
Net change in unrealized gains (losses) on investments	30,684,169

Net realized and unrealized gains (losses) on investments	80,451,623

Net increase in net assets resulting from operations	$80,724,948

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Large Cap Growth Fund	13

	Six months ended January 31, 2015 (unaudited)		Year ended July 31, 2014

Operations
Net investment income		$273,325		$172,848
Net realized gains on investments		49,767,454		60,654,948
Net change in unrealized gains (losses) on investments		30,684,169		174,376,667

Net increase in net assets resulting from operations		80,724,948		235,204,463

Distributions to shareholders from
Net investment income
Class R4		0		(4,387)
Class R6		(5,386)		(7,794)
Administrator Class		0		(59,550)
Institutional Class		(392,482)		(1,868,612)
Net realized gains
Class A		(9,083,839)		(4,658,059)
Class C		(1,024,180)		(653,384)
Class R		(537,456)		(306,050)
Class R4		(95,079)		(60,168)
Class R6		(286,515)		(74,852)
Administrator Class		(10,809,645)		(7,171,992)
Institutional Class		(26,749,729)		(19,978,900)
Investor Class		(21,002,276)		(14,255,159)

Total distributions to shareholders		(69,986,587)		(49,098,907)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	376,090	17,297,890	2,384,131	107,006,712
Class C	48,540	2,169,282	170,033	7,224,612
Class R	38,485	1,773,444	136,101	5,915,209
Class R4	941	43,753	48,161	2,121,409
Class R6	81,984	3,785,685	83,639	3,865,129
Administrator Class	636,037	29,628,269	1,144,191	50,164,994
Institutional Class	993,770	46,562,077	4,448,404	195,300,403
Investor Class	550,396	25,339,734	987,838	42,995,980

		126,600,134		414,594,448

Reinvestment of distributions
Class A	162,602	7,413,044	82,404	3,548,337
Class C	17,563	774,161	11,441	480,638
Class R	4,110	186,032	2,882	123,532
Class R4	2,062	95,079	1,485	64,555
Class R6	6,321	291,901	1,899	82,646
Administrator Class	235,753	10,802,180	162,979	7,043,571
Institutional Class	511,339	23,607,761	431,004	18,751,184
Investor Class	448,656	20,413,846	322,257	13,857,073

		63,584,004		43,951,536

Payment for shares redeemed
Class A	(1,021,836)	(47,424,286)	(1,093,357)	(48,066,527)
Class C	(71,119)	(3,180,273)	(120,153)	(5,074,286)
Class R	(67,997)	(3,124,720)	(71,737)	(3,119,078)
Class R4	(1,190)	(55,587)	(3,419)	(151,575)
Class R6	(11,187)	(522,396)	(12,634)	(551,207)
Administrator Class	(697,488)	(32,648,123)	(1,133,872)	(49,716,022)
Institutional Class	(1,142,635)	(53,459,052)	(4,554,967)	(204,052,931)
Investor Class	(1,119,846)	(51,494,260)	(1,219,233)	(53,051,196)

		(191,908,697)		(363,782,822)

Net increase (decrease) in net assets resulting from capital share transactions		(1,724,559)		94,763,162

Total increase in net assets		9,013,802		280,868,718

Net assets
Beginning of period		1,563,981,040		1,283,112,322

End of period		$1,572,994,842		$1,563,981,040

Overdistributed net investment income		$(785,580)		$(661,037)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$45.30	$39.73	$32.92	$31.62	$24.54	$24.54
Net investment income (loss)	(0.04)	(0.06)	0.04	(0.12)[2]	(0.10)[2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	2.36	7.01	6.81	1.42	7.18	0.00 [3]

Total from investment operations	2.32	6.95	6.85	1.30	7.08	0.00 [3]
Distributions to shareholders from
Net investment income	0.00	0.00	(0.04)	0.00	0.00	0.00
Net realized gains	(2.07)	(1.38)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.07)	(1.38)	(0.04)	0.00	0.00	0.00
Net asset value, end of period	$45.55	$45.30	$39.73	$32.92	$31.62	$24.54
Total return[4]	5.11%	17.69%	20.84%	4.08%	28.89%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.22%	1.23%	1.24%	1.25%	0.00%
Net expenses	1.07%	1.07%	1.07%	1.10%	1.12%	0.00%
Net investment income (loss)	(0.11)%	(0.17)%	0.09%	(0.37)%	(0.33)%	0.00%
Supplemental data
Portfolio turnover rate	14%	35%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$191,406	$212,273	$131,616	$75,149	$2,368	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$43.99	$38.90	$32.43	$31.38	$24.54	$24.54
Net investment income (loss)	(0.20)	(0.33)	(0.20)	(0.37)[2]	(0.32)[2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	2.27	6.80	6.67	1.42	7.16	0.00 [3]

Total from investment operations	2.07	6.47	6.47	1.05	6.84	0.00 [3]
Distributions to shareholders from
Net realized gains	(2.07)	(1.38)	0.00	0.00	0.00	0.00
Net asset value, end of period	$43.99	$43.99	$38.90	$32.43	$31.38	$24.54
Total return[4]	4.72%	16.81%	19.95%	3.31%	27.91%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.97%	1.98%	1.99%	2.00%	0.00%
Net expenses	1.82%	1.82%	1.82%	1.84%	1.87%	0.00%
Net investment income (loss)	(0.87)%	(0.89)%	(0.65)%	(1.16)%	(1.04)%	0.00%
Supplemental data
Portfolio turnover rate	14%	35%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$22,549	$22,767	$17,748	$11,829	$272	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS R		2014	2013	2012[1]
Net asset value, beginning of period	$45.03	$39.59	$32.86	$32.91
Net investment loss	(0.11)	(0.15)	(0.06)[2]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	2.35	6.97	6.80	0.00 [3]

Total from investment operations	2.24	6.82	6.74	(0.05)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	0.00
Net realized gains	(2.07)	(1.38)	0.00	0.00

Total distributions to shareholders	(2.07)	(1.38)	(0.01)	0.00
Net asset value, end of period	$45.20	$45.03	$39.59	$32.86
Total return[4]	4.97%	17.42%	20.53%	(0.15)%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.47%	1.47%	1.47%
Net expenses	1.32%	1.32%	1.32%	1.32%
Net investment loss	(0.36)%	(0.41)%	(0.16)%	(0.95)%
Supplemental data
Portfolio turnover rate	14%	35%	57%	46%
Net assets, end of period (000s omitted)	$11,193	$12,295	$8,149	$5,065

[1]	For the period from June 15, 2012 (commencement of class operations) to July 31, 2012

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS R4		2014	2013[1]
Net asset value, beginning of period	$45.76	$40.05	$34.26
Net investment income	0.05	0.08	0.09
Net realized and unrealized gains (losses) on investments	2.36	7.11	5.81

Total from investment operations	2.41	7.19	5.90
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.11)
Net realized gains	(2.07)	(1.38)	0.00

Total distributions to shareholders	(2.07)	(1.48)	(0.11)
Net asset value, end of period	$46.10	$45.76	$40.05
Total return[2]	5.26%	18.07%	17.37%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.89%	0.87%
Net expenses	0.75%	0.75%	0.75%
Net investment income	0.20%	0.17%	0.39%
Supplemental data
Portfolio turnover rate	14%	35%	57%
Net assets, end of period (000s omitted)	$2,228	$2,129	$12

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS R6		2014	2013[1]
Net asset value, beginning of period	$45.82	$40.11	$34.26
Net investment income	0.07	0.12	0.15
Net realized and unrealized gains (losses) on investments	2.38	7.11	5.82

Total from investment operations	2.45	7.23	5.97
Distributions to shareholders from
Net investment income	(0.04)	(0.14)	(0.12)
Net realized gains	(2.07)	(1.38)	0.00

Total distributions to shareholders	(2.11)	(1.52)	(0.12)
Net asset value, end of period	$46.16	$45.82	$40.11
Total return[2]	5.34%	18.25%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.74%	0.75%
Net expenses	0.60%	0.60%	0.60%
Net investment income	0.31%	0.29%	0.26%
Supplemental data
Portfolio turnover rate	14%	35%	57%
Net assets, end of period (000s omitted)	$9,547	$5,942	$2,278

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$45.50	$39.86	$33.02	$31.67	$24.54	$24.54
Net investment income (loss)	(0.00)[2,3]	(0.01)	0.09 [2]	(0.06)[2]	(0.06)[2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	2.35	7.04	6.83	1.41	7.19	0.00 [3]

Total from investment operations	2.35	7.03	6.92	1.35	7.13	0.00 [3]
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.08)	0.00	0.00	0.00
Net realized gains	(2.07)	(1.38)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.07)	(1.39)	(0.08)	0.00	0.00	0.00
Net asset value, end of period	$45.78	$45.50	$39.86	$33.02	$31.67	$24.54
Total return[4]	5.18%	17.84%	21.00%	4.26%	29.05%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.06%	1.07%	1.08%	1.07%	0.00%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.94%	0.00%
Net investment income (loss)	(0.00)%	(0.02)%	0.24%	(0.17)%	(0.19)%	0.00%
Supplemental data
Portfolio turnover rate	14%	35%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$254,868	$245,364	$208,053	$75,099	$1,379	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$45.80	$40.11	$33.16	$31.73	$24.54	$24.54
Net investment income (loss)	0.07	0.11	0.20	(0.08)[2]	(0.00)[3]	0.00 [3]
Net realized and unrealized gains (losses) on investments	2.37	7.09	6.86	1.51	7.19	0.00 [3]

Total from investment operations	2.44	7.20	7.06	1.43	7.19	0.00 [3]
Distributions to shareholders from
Net investment income	(0.03)	(0.13)	(0.11)	0.00	0.00	0.00
Net realized gains	(2.07)	(1.38)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.10)	(1.51)	(0.11)	0.00	0.00	0.00
Net asset value, end of period	$46.14	$45.80	$40.11	$33.16	$31.73	$24.54
Total return[4]	5.32%	18.16%	21.34%	4.47%	29.34%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.79%	0.79%	0.80%	0.81%	0.00%
Net expenses	0.65%	0.65%	0.69%	0.75%	0.75%	0.00%
Net investment income (loss)	0.30%	0.28%	0.53%	(0.25)%	(0.01)%	0.00%
Supplemental data
Portfolio turnover rate	14%	35%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$617,160	$596,006	$508,853	$601,684	$846	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INVESTOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$45.23	$39.69	$32.86	$31.59	$24.54	$21.77
Net investment income (loss)	(0.04)	(0.09)	0.02	(0.07)	(0.06)	(0.02)[1]
Net realized and unrealized gains (losses) on investments	2.33	7.01	6.81	1.34	7.11	2.81

Total from investment operations	2.29	6.92	6.83	1.27	7.05	2.79
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	(2.07)	(1.38)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.07)	(1.38)	0.00	0.00	0.00	(0.02)
Net asset value, end of period	$45.45	$45.23	$39.69	$32.86	$31.59	$24.54
Total return[2]	5.05%	17.63%	20.79%	4.02%	28.73%	12.80%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.28%	1.28%	1.32%	1.32%	1.43%
Net expenses	1.13%	1.13%	1.13%	1.18%	1.19%	1.19%
Net investment income (loss)	(0.18)%	(0.20)%	0.06%	(0.23)%	(0.19)%	(0.07)%
Supplemental data
Portfolio turnover rate	14%	35%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$464,043	$467,205	$406,405	$358,017	$336,128	$278,585

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Large Cap Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2014, the Fund had a qualified late-year ordinary loss of $629,183 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Advantage Large Cap Growth Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$398,382,640	$0	$0	$398,382,640
Consumer staples	63,237,699	0	0	63,237,699
Energy	65,219,650	0	0	65,219,650
Financials	87,883,375	0	0	87,883,375
Health care	246,073,213	0	0	246,073,213
Industrials	185,261,412	0	0	185,261,412
Information technology	441,726,581	0	0	441,726,581
Materials	64,576,865	0	0	64,576,865

Short-term investments
Investment companies	15,690,756	20,727,000	0	36,417,756
Total assets	$1,568,052,191	$20,727,000	$0	$1,588,779,191

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.475% as the average daily net assets of the Fund increase. Prior to December 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Fund increased. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C, Class R	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	25

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.07% for Class A shares, 1.82% for Class C shares, 1.32% for Class R shares, 0.75% for Class R4 shares, 0.60% for Class R6 shares, 0.95% for Administrator Class shares, 0.65% for Institutional Class shares, and 1.13% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2015, Funds Distributor received $3,422 from the sale of Class A shares and $336 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $220,413,421 and $276,325,300, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2015, the Fund paid $1,171 in commitment fees.

For the six months ended January 31, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Large Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. Prior thereto he joined Fidelity Management and Research Company in 1984 with assignments including equities analyst, portfolio manager, research director, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. Served on the boards of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Ms. Freeman served as the Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Large Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Large Cap Growth Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231602 03-15 SA209/SAR209 01-15

Wells Fargo Advantage Large Company Value Fund

Semi-Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Large Company Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Company Value Fund for the six-month period that ended January 31, 2015. Generally improving U.S. economic data helped drive a positive return for U.S. stocks for the reporting period (as measured by the S&P 500 Index1); in contrast, many economies and markets elsewhere in the world faced ongoing challenges.

Positive U.S. economic data, but increased tensions abroad, led to heightened volatility during the third quarter of 2014.

When the reporting period began on August 1, 2014, the U.S. stock market was experiencing a series of surges interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. An escalating Russia/Ukraine situation and a growing perception that the U.S. Federal Reserve (Fed) would raise short-term interest rates sooner than expected caused investors to pull back near the end of July. As a result, the S&P 500 Index dropped into negative territory for July’s monthly return. However, August brought a bounce-back; the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 gross domestic product (GDP) growth. Then, in September, stock market volatility increased as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains.

The fourth quarter of 2014 brought continued improvement in the U.S.; international economies remained challenged.

Strong fourth-quarter results by the U.S. stock market helped the S&P 500 Index deliver more than 50 record closes in 2014. The last several, in December, were spurred by investor optimism following Fed Chair Janet Yellen’s comment that the Fed would be patient in its timing of an interest-rate increase. U.S. stocks also were boosted by positive economic data. November’s 5.8% unemployment rate was down from 7.0% a year earlier, and the number of jobs being added continued to expand, keeping U.S. employers on pace to hire nearly three million workers during 2014. In addition, the U.S. economy’s third-quarter growth rate was revised upward during the quarter, to 5.0%—its fastest pace in 11 years. Meanwhile, U.S. companies continued to report strong earnings. The steadily brightening U.S. economy energized consumers, who were further buoyed by much lower prices at the gasoline pump. During the fourth quarter, gasoline prices fell to their lowest levels in five years, according to the American Automobile Association.

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges. In China, where growth had been slowing for some time, government regulators in December announced changes being made in an effort to stimulate growth. In Japan, which slid back into recession in the third quarter of 2014, Prime Minister Abe gained approval in late December for roughly $29 billion in fresh stimulus to help the economy. In the eurozone, growth remained sluggish, and member countries continued to face an environment of low demand, high unemployment, and weak business investment. This situation

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Large Company Value Fund	3

was exacerbated in December by renewed concerns about Greece after its parliament failed to avert a general election that could jeopardize the terms of the country’s financial agreement with its international creditors. In Russia, the economy contracted for the first time since October 2009 as the country struggled under the weight of slumping oil prices, international sanctions, and massive outflows of capital.

Market volatility increased in January 2015.

Markets fluctuated in January as investors reacted to geopolitical developments and new economic data. Mid-month, the World Bank lowered its outlook for global growth based on deepening problems in the eurozone and emerging markets, stating that a strengthening U.S. economy could not, by itself, support the global economy. Later in January, Greek voters gave control of their government to opposition party Syriza, which promised to end austerity and insisted that Greece’s massive debt be renegotiated. In the U.S., various data released in January, such as consumer confidence and December’s jobless rate, showed improvement. On the last trading day of the month, however, investors learned that fourth-quarter 2014 U.S. economic growth was estimated at 2.6%, which was below consensus and lower than the 4.6% and 5.0% growth rates, respectively, for the second and third quarters of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

4	Wells Fargo Advantage Large Company Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Phocas Financial Corporation

Portfolio managers

Stephen L. Block, CFA

William F.K. Schaff, CFA

Average annual total returns1 (%) as of January 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WLCAX)	3-31-2008	0.99	10.90	5.55	7.14	12.21	6.18	1.28	1.10
Class C (WFLVX)	3-31-2008	5.46	11.40	5.44	6.46	11.40	5.44	2.03	1.85
Administrator Class (WWIDX)	12-31-2001	–	–	–	7.51	12.52	6.52	1.12	0.85
Institutional Class (WLCIX)	3-31-2008	–	–	–	7.64	12.75	6.67	0.85	0.65
Investor Class (SDVIX)	7-1-1993	–	–	–	7.15	12.14	6.13	1.34	1.16
Russell 1000® Value Index[4]	–	–	–	–	12.93	15.14	7.06	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Large Company Value Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2015
CVS Health Corporation	2.76
Equity Residential	2.60
Alexandria Real Estate Equities Incorporated	2.37
American International Group Incorporated	2.37
Merck & Company Incorporated	2.27
JPMorgan Chase & Company	2.26
Cigna Corporation	2.02
The Hartford Financial Services Group Incorporated	1.98
Marathon Oil Corporation	1.97
KeyCorp	1.84

Sector distribution[6] as of January 31, 2015

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of Investor Class shares). If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Investor Class shares and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Large Company Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.42	$5.55	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%
Class C
Actual	$1,000.00	$997.43	$9.31	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40	1.85%
Administrator Class
Actual	$1,000.00	$1,001.87	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Institutional Class
Actual	$1,000.00	$1,002.63	$3.28	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,000.58	$5.85	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.90	1.16%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Large Company Value Fund	7

Security name	Shares	Value

Common Stocks: 98.38%

Consumer Discretionary: 8.40%

Automobiles: 0.98%
Ford Motor Company	189,026	$2,780,574

Hotels, Restaurants & Leisure: 2.23%
Las Vegas Sands Corporation	34,000	1,848,580
Norwegian Cruise Line Holdings Limited †	102,969	4,505,923

		6,354,503

Household Durables: 1.94%
Newell Rubbermaid Incorporated	94,390	3,480,159
Toll Brothers Incorporated †	59,201	2,049,539

		5,529,698

Media: 2.33%
Gannett Company Incorporated	41,967	1,301,397
The Walt Disney Company	16,397	1,491,471
Viacom Incorporated Class B	59,863	3,856,374

		6,649,242

Textiles, Apparel & Luxury Goods: 0.92%
PVH Corporation	23,917	2,637,088

Consumer Staples: 4.96%

Food & Staples Retailing: 3.29%
CVS Health Corporation	80,300	7,882,248
Rite Aid Corporation †	214,882	1,499,876

		9,382,124

Household Products: 1.34%
The Procter & Gamble Company	45,253	3,814,375

Personal Products: 0.33%
Herbalife Limited «	30,852	940,369

Energy: 9.22%

Energy Equipment & Services: 1.06%
Baker Hughes Incorporated	52,017	3,016,466

Oil, Gas & Consumable Fuels: 8.16%
Chevron Corporation	32,646	3,347,194
ConocoPhillips Company	48,596	3,060,576
Exxon Mobil Corporation	44,339	3,876,115
Marathon Oil Corporation	211,538	5,626,911
Noble Energy Incorporated	51,866	2,476,083
Valero Energy Corporation	92,529	4,892,934

		23,279,813

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Large Company Value Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Financials: 29.45%

Banks: 10.61%
Bank of America Corporation	233,912	$3,543,767
BOK Financial Corporation	66,458	3,596,042
Citigroup Incorporated	75,766	3,557,214
First Republic Bank	97,320	4,955,534
JPMorgan Chase & Company	118,579	6,448,326
KeyCorp	403,521	5,241,738
SunTrust Banks Incorporated	75,330	2,894,179

		30,236,800

Capital Markets: 2.20%
Ameriprise Financial Incorporated	26,386	3,296,667
Goldman Sachs Group Incorporated	17,224	2,969,590

		6,266,257

Consumer Finance: 1.64%
American Express Company	58,082	4,686,637

Insurance: 8.34%
ACE Limited	26,208	2,829,416
American International Group Incorporated	138,215	6,754,567
Endurance Specialty Holdings Limited	64,567	3,946,335
MetLife Incorporated	99,138	4,609,917
The Hartford Financial Services Group Incorporated	145,070	5,643,223

		23,783,458

REITs: 6.66%
Alexandria Real Estate Equities Incorporated	69,415	6,769,351
American Realty Capital Properties Incorporated	168,352	1,559,781
Equity Residential	95,382	7,402,597
LaSalle Hotel Properties	80,571	3,259,903

		18,991,632

Health Care: 12.60%

Biotechnology: 0.95%
Gilead Sciences Incorporated †	25,758	2,700,211

Health Care Equipment & Supplies: 1.23%
Medtronic plc	49,178	3,511,309

Health Care Providers & Services: 3.12%
Cigna Corporation	54,003	5,769,140
HCA Holdings Incorporated †	44,279	3,134,953

		8,904,093

Life Sciences Tools & Services: 1.09%
PerkinElmer Incorporated	67,893	3,103,389

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Large Company Value Fund	9

Security name	Shares	Value

Pharmaceuticals: 6.21%
Johnson & Johnson	28,241	$2,828,054
Merck & Company Incorporated	107,505	6,480,401
Novartis AG ADR	36,192	3,525,101
Pfizer Incorporated	155,799	4,868,719

		17,702,275

Industrials: 11.34%

Aerospace & Defense: 1.53%
Raytheon Company	20,436	2,044,622
Triumph Group Incorporated	40,626	2,318,120

		4,362,742

Airlines: 1.53%
United Continental Holdings Incorporated †	62,917	4,364,552

Commercial Services & Supplies: 1.13%
West Corporation	98,631	3,225,234

Electrical Equipment: 0.68%
Eaton Corporation plc	30,956	1,953,014

Industrial Conglomerates: 1.34%
General Electric Company	159,693	3,815,066

Machinery: 4.00%
Crane Company	33,856	2,063,523
Oshkosh Corporation	66,548	2,851,582
Stanley Black & Decker Incorporated	50,488	4,728,201
The Timken Company	46,019	1,749,182

		11,392,488

Road & Rail: 0.54%
AMERCO	5,336	1,526,683

Trading Companies & Distributors: 0.59%
WESCO International Incorporated †	25,412	1,696,505

Information Technology: 12.07%

Electronic Equipment, Instruments & Components: 1.93%
Synnex Corporation	51,718	3,836,958
TE Connectivity Limited	25,331	1,681,725

		5,518,683

Internet Software & Services: 2.59%
AOL Incorporated †	56,140	2,428,055
Google Incorporated Class C †	5,547	2,964,982
Yahoo! Incorporated †	45,063	1,982,321

		7,375,358

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Large Company Value Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

IT Services: 0.53%
Teradata Corporation †	34,027	$1,516,243

Semiconductors & Semiconductor Equipment: 2.00%
NXP Semiconductors NV †	27,284	2,164,713
Skyworks Solutions Incorporated	42,521	3,531,369

		5,696,082

Technology Hardware, Storage & Peripherals: 5.02%
Apple Incorporated	26,071	3,054,478
EMC Corporation	158,446	4,108,505
Hewlett-Packard Company	77,342	2,794,366
NCR Corporation †	116,486	2,958,744
Seagate Technology plc	24,683	1,393,109

		14,309,202

Materials: 4.33%

Chemicals: 1.76%
Cabot Corporation	44,117	1,871,002
Huntsman Corporation	142,859	3,137,184

		5,008,186

Containers & Packaging: 0.98%
Crown Holdings Incorporated †	63,297	2,804,690

Metals & Mining: 0.94%
United States Steel Corporation	109,925	2,686,567

Paper & Forest Products: 0.65%
International Paper Company	35,230	1,855,212

Telecommunication Services: 1.81%

Diversified Telecommunication Services: 1.81%
CenturyLink Incorporated	58,542	2,176,006
Verizon Communications Incorporated	65,339	2,986,646

		5,162,652

Utilities: 4.20%

Electric Utilities: 3.38%
Duke Energy Corporation	55,637	4,848,208
The Southern Company	94,742	4,805,314

		9,653,522

Independent Power & Renewable Electricity Producers: 0.82%
AES Corporation	190,636	2,329,572

Total Common Stocks (Cost $230,422,954)		280,522,566

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Large Company Value Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 2.97%

Investment Companies: 2.97%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.13%	966,400	$966,400
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	7,510,112	7,510,112

Total Short-Term Investments (Cost $8,476,512)			8,476,512

Total investments in securities (Cost $238,899,466) *	101.35%	288,999,078
Other assets and liabilities, net	(1.35)	(3,854,570)

Total net assets	100.00%	$285,144,508

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund/Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $241,832,709 and unrealized gains (losses) consists of:

Gross unrealized gains	$58,834,906
Gross unrealized losses	(11,668,537)

Net unrealized gains	$47,166,369

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Company Value Fund	Statement of assets and liabilities—January 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $943,448 of securities loaned), at value (cost $230,422,954)	$280,522,566
In affiliated securities, at value (cost $8,476,512)	8,476,512

Total investments, at value (cost $238,899,466)	288,999,078
Receivable for Fund shares sold	16,147
Receivable for dividends	268,587
Receivable for securities lending income	2,291
Prepaid expenses and other assets	32,192

Total assets	289,318,295

Liabilities
Payable for investments purchased	2,569,651
Payable for Fund shares redeemed	313,509
Payable upon receipt of securities loaned	966,400
Advisory fee payable	119,197
Distribution fee payable	3,148
Administration fees payable	82,269
Accrued expenses and other liabilities	119,613

Total liabilities	4,173,787

Total net assets	$285,144,508

NET ASSETS CONSIST OF
Paid-in capital	$234,205,097
Undistributed net investment income	28,512
Accumulated net realized gains on investments	811,287
Net unrealized gains on investments	50,099,612

Total net assets	$285,144,508

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$106,200,787
Shares outstanding – Class A1	6,938,987
Net asset value per share – Class A	$15.30
Maximum offering price per share – Class A2	$16.23
Net assets – Class C	$4,538,097
Shares outstanding – Class C1	290,806
Net asset value per share – Class C	$15.61
Net assets – Administrator Class	$32,741,903
Shares outstanding – Administrator Class[1]	2,126,136
Net asset value per share – Administrator Class	$15.40
Net assets – Institutional Class	$1,767,268
Shares outstanding – Institutional Class[1]	114,949
Net asset value per share – Institutional Class	$15.37
Net assets – Investor Class	$139,896,453
Shares outstanding – Investor Class[1]	8,883,412
Net asset value per share – Investor Class	$15.75

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2015 (unaudited)	Wells Fargo Advantage Large Company Value Fund	13

Investment income
Dividends	$2,519,958
Securities lending income, net	15,932
Income from affiliated securities	2,285

Total investment income	2,538,175

Expenses
Advisory fee	993,227
Administration fees
Fund level	76,402
Class A	148,918
Class C	6,102
Administrator Class	18,086
Institutional Class	528
Investor Class	238,191
Shareholder servicing fees
Class A	143,190
Class C	5,867
Administrator Class	45,216
Investor Class	185,663
Distribution fee
Class C	17,603
Custody and accounting fees	11,067
Professional fees	22,923
Registration fees	29,365
Shareholder report expenses	26,977
Trustees’ fees and expenses	5,914
Other fees and expenses	5,224

Total expenses	1,980,463
Less: Fee waivers and/or expense reimbursements	(285,541)

Net expenses	1,694,922

Net investment income	843,253

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	20,656,397
Net change in unrealized gains (losses) on investments	(20,768,784)

Net realized and unrealized gains (losses) on investments	(112,387)

Net increase in net assets resulting from operations	$730,866

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Company Value Fund	Statement of changes in net assets

	Six months ended January 31, 2015 (unaudited)		Year ended July 31, 2014

Operations
Net investment income		$843,253		$1,848,473
Net realized gains on investments		20,656,397		39,715,628
Net change in unrealized gains (losses) on investments		(20,768,784)		(2,444,555)

Net increase in net assets resulting from operations		730,866		39,119,546

Distributions to shareholders from
Net investment income
Class A		(419,357)		(625,503)
Class C		0		(2,997)
Administrator Class		(205,797)		(269,425)
Institutional Class		(10,621)		(12,375)
Investor Class		(468,512)		(668,519)
Net realized gains
Class A		(9,704,404)		(11,065,973)
Class C		(389,854)		(448,468)
Administrator Class		(3,048,826)		(3,552,432)
Institutional Class		(160,301)		(122,590)
Investor Class		(12,477,097)		(13,095,944)

Total distributions to shareholders		(26,884,769)		(29,864,226)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	78,147	1,284,015	206,529	3,419,892
Class C	29,797	493,020	34,216	581,634
Administrator Class	86,844	1,461,493	224,328	3,712,144
Institutional Class	64,018	1,110,032	8,867	147,541
Investor Class	171,020	2,937,553	416,128	7,103,375

		7,286,113		14,964,586

Reinvestment of distributions
Class A	623,860	9,812,875	712,472	11,432,349
Class C	21,192	339,283	24,127	394,545
Administrator Class	188,165	2,981,872	209,544	3,383,843
Institutional Class	5,713	90,443	7,706	124,367
Investor Class	768,731	12,436,168	797,069	13,123,493

		25,660,641		28,458,597

Payment for shares redeemed
Class A	(682,529)	(11,521,741)	(1,072,642)	(17,848,323)
Class C	(32,219)	(547,609)	(58,373)	(969,833)
Administrator Class	(275,545)	(4,628,226)	(662,954)	(11,056,702)
Institutional Class	(5,838)	(100,017)	(166,124)	(2,726,544)
Investor Class	(555,989)	(9,496,407)	(974,086)	(16,531,264)

		(26,294,000)		(49,132,666)

Net increase (decrease) in net assets resulting from capital share transactions		6,652,754		(5,709,483)

Total increase (decrease) in net assets		(19,501,149)		3,545,837

Net assets
Beginning of period		304,645,657		301,099,820

End of period		$285,144,508		$304,645,657

Undistributed net investment income		$28,512		$289,546

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Company Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS A		2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.82	$16.39	$12.96	$12.61	$11.04	$9.84
Net investment income	0.05	0.10	0.14	0.17	0.12	0.09
Net realized and unrealized gains (losses) on investments	(0.01)	2.04	3.48	0.35	1.51	1.21

Total from investment operations	0.04	2.14	3.62	0.52	1.63	1.30
Distributions to shareholders from
Net investment income	(0.06)	(0.09)	(0.19)	(0.17)	(0.06)	(0.10)
Net realized gains	(1.50)	(1.62)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.56)	(1.71)	(0.19)	(0.17)	(0.06)	(0.10)
Net asset value, end of period	$15.30	$16.82	$16.39	$12.96	$12.61	$11.04
Total return[1]	0.04%	13.68%	28.16%	4.21%	14.77%	13.22%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.28%	1.27%	1.32%	1.42%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.25%	1.25%
Net investment income	0.56%	0.61%	1.00%	1.29%	0.74%	0.74%
Supplemental data
Portfolio turnover rate	43%	59%	78%	37%	35%	42%
Net assets, end of period (000s omitted)	$106,201	$116,398	$115,895	$103,195	$642	$362

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS C		2014	2013	2012	2011	2010
Net asset value, beginning of period	$17.12	$16.70	$13.21	$12.81	$11.26	$10.03
Net investment income (loss)	(0.01)	(0.02)	0.04	0.09	0.01	0.03
Net realized and unrealized gains (losses) on investments	0.00 [1]	2.07	3.54	0.36	1.55	1.22

Total from investment operations	(0.01)	2.05	3.58	0.45	1.56	1.25
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.09)	(0.05)	(0.01)	(0.02)
Net realized gains	(1.50)	(1.62)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.50)	(1.63)	(0.09)	(0.05)	(0.01)	(0.02)
Net asset value, end of period	$15.61	$17.12	$16.70	$13.21	$12.81	$11.26
Total return[2]	(0.26)%	12.83%	27.17%	3.49%	13.85%	12.47%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.03%	2.03%	2.02%	2.08%	2.17%
Net expenses	1.85%	1.85%	1.85%	1.85%	2.00%	2.00%
Net investment income (loss)	(0.19)%	(0.14)%	0.25%	0.54%	0.04%	0.02%
Supplemental data
Portfolio turnover rate	43%	59%	78%	37%	35%	42%
Net assets, end of period (000s omitted)	$4,538	$4,659	$4,543	$4,022	$513	$438

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Company Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.93	$16.47	$13.02	$12.68	$11.08	$9.87
Net investment income	0.07	0.15	0.21	0.19 [1]	0.11	0.12 [1]
Net realized and unrealized gains (losses) on investments	(0.01)	2.05	3.46	0.36	1.56	1.22

Total from investment operations	0.06	2.20	3.67	0.55	1.67	1.34
Distributions to shareholders from
Net investment income	(0.09)	(0.12)	(0.22)	(0.21)	(0.07)	(0.13)
Net realized gains	(1.50)	(1.62)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.59)	(1.74)	(0.22)	(0.21)	(0.07)	(0.13)
Net asset value, end of period	$15.40	$16.93	$16.47	$13.02	$12.68	$11.08
Total return[2]	0.19%	13.94%	28.52%	4.47%	15.12%	13.53%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.12%	1.10%	1.11%	1.17%	1.24%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.96%	0.96%
Net investment income	0.82%	0.86%	1.28%	1.54%	1.93%	1.12%
Supplemental data
Portfolio turnover rate	43%	59%	78%	37%	35%	42%
Net assets, end of period (000s omitted)	$32,742	$36,002	$38,798	$176,623	$667	$289

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.91	$16.44	$13.00	$12.68	$11.08	$9.86
Net investment income	0.08 [1]	0.18 [1]	0.26 [1]	0.22	0.14	0.14
Net realized and unrealized gains (losses) on investments	0.00 [2]	2.05	3.45	0.35	1.54	1.23

Total from investment operations	0.08	2.23	3.71	0.57	1.68	1.37
Distributions to shareholders from
Net investment income	(0.12)	(0.14)	(0.27)	(0.25)	(0.08)	(0.15)
Net realized gains	(1.50)	(1.62)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.62)	(1.76)	(0.27)	(0.25)	(0.08)	(0.15)
Net asset value, end of period	$15.37	$16.91	$16.44	$13.00	$12.68	$11.08
Total return[3]	0.26%	14.16%	28.93%	4.67%	15.36%	13.76%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.84%	0.85%	0.89%	0.96%
Net expenses	0.65%	0.65%	0.65%	0.66%	0.75%	0.75%
Net investment income	0.98%	1.10%	1.83%	1.80%	1.12%	1.28%
Supplemental data
Portfolio turnover rate	43%	59%	78%	37%	35%	42%
Net assets, end of period (000s omitted)	$1,767	$863	$3,299	$15,924	$14,401	$9

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Company Value Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INVESTOR CLASS		2014	2013	2012	2011	2010
Net asset value, beginning of period	$17.26	$16.77	$13.26	$12.89	$11.28	$10.05
Net investment income	0.04	0.09	0.14	0.16	0.09	0.08
Net realized and unrealized gains (losses) on investments	0.00 [1]	2.10	3.55	0.36	1.57	1.23

Total from investment operations	0.04	2.19	3.69	0.52	1.66	1.31
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.18)	(0.15)	(0.05)	(0.08)
Net realized gains	(1.50)	(1.62)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.55)	(1.70)	(0.18)	(0.15)	(0.05)	(0.08)
Net asset value, end of period	$15.75	$17.26	$16.77	$13.26	$12.89	$11.28
Total return[2]	0.06%	13.60%	28.12%	4.09%	14.75%	13.06%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.34%	1.34%	1.34%	1.40%	1.52%
Net expenses	1.16%	1.16%	1.16%	1.18%	1.32%	1.35%
Net investment income	0.50%	0.55%	0.94%	1.27%	0.74%	0.70%
Supplemental data
Portfolio turnover rate	43%	59%	78%	37%	35%	42%
Net assets, end of period (000s omitted)	$139,896	$146,723	$138,565	$123,774	$110,554	$108,703

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Large Company Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Company Value Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $14,314,500 with $11,985,163 expiring in 2016; and $2,329,337 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Large Company Value Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$23,951,105	$0	$0	$23,951,105
Consumer staples	14,136,868	0	0	14,136,868
Energy	26,296,279	0	0	26,296,279
Financials	83,964,784	0	0	83,964,784
Health care	35,921,277	0	0	35,921,277
Industrials	32,336,284	0	0	32,336,284
Information technology	34,415,568	0	0	34,415,568
Materials	12,354,655	0	0	12,354,655
Telecommunication services	5,162,652	0	0	5,162,652
Utilities	11,983,094	0	0	11,983,094

Short-term investments
Investment companies	7,510,112	966,400	0	8,476,512
Total assets	$288,032,678	$966,400	$0	$288,999,078

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.475% as the average daily net assets of the Fund increase. Prior to December 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Fund increased. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Phocas Financial Corporation is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.29% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Company Value Fund	23

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Administrator Class shares, 0.65% for Institutional Class shares and 1.16% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2015, Funds Distributor received $2,280 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $220,413,421 and $276,325,300, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2015, the Fund paid $226 in commitment fees.

For the six months ended January 31, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Large Company Value Fund	Notes to financial statements (unaudited)

9. SUBSEQUENT DISTRIBUTIONS

On March 25, 2015, the Fund declared distributions from net investment income to shareholders of record on March 24, 2015. The per share amounts payable on March 26, 2015 were as follows:

Net investment income
Class A	$0.03510
Class C	$0.00844
Administrator Class	$0.04328
Institutional Class	$0.04995
Investor Class	$0.03273

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Advantage Large Company Value Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Large Company Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Large Company Value Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Large Company Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231603 03-15 SA210/SAR210 01-15

Wells Fargo Advantage Omega Growth Fund

Semi-Annual Report

January 31, 2015

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The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Omega Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Omega Growth Fund for the six-month period that ended January 31, 2015. Generally improving U.S. economic data helped drive a positive return for U.S. stocks for the reporting period (as measured by the S&P 500 Index1); in contrast, many economies and markets elsewhere in the world faced ongoing challenges.

Positive U.S. economic data, but increased tensions abroad, led to heightened volatility during the third quarter of 2014.

When the reporting period began on August 1, 2014, the U.S. stock market was experiencing a series of surges interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. An escalating Russia/Ukraine situation and a growing perception that the U.S. Federal Reserve (Fed) would raise short-term interest rates sooner than expected caused investors to pull back near the end of July. As a result, the S&P 500 Index dropped into negative territory for July’s monthly return. However, August brought a bounce-back; the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 gross domestic product (GDP) growth. Then, in September, stock market volatility increased as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains.

The fourth quarter of 2014 brought continued improvement in the U.S.; international economies remained challenged.

Strong fourth-quarter results by the U.S. stock market helped the S&P 500 Index deliver more than 50 record closes in 2014. The last several, in December, were spurred by investor optimism following Fed Chair Janet Yellen’s comment that the Fed would be patient in its timing of an interest-rate increase. U.S. stocks also were boosted by positive economic data. November’s 5.8% unemployment rate was down from 7.0% a year earlier, and the number of jobs being added continued to expand, keeping U.S. employers on pace to hire nearly three million workers during 2014. In addition, the U.S. economy’s third-quarter growth rate was revised upward during the quarter, to 5.0%—its fastest pace in 11 years. Meanwhile, U.S. companies continued to report strong earnings. The steadily brightening U.S. economy energized consumers, who were further buoyed by much lower prices at the gasoline pump. During the fourth quarter, gasoline prices fell to their lowest levels in five years, according to the American Automobile Association.

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges. In China, where growth had been slowing for some time, government regulators in December announced changes being made in an effort to stimulate growth. In Japan, which slid back into recession in the third quarter of 2014, Prime Minister Abe gained approval in late December for roughly $29 billion in fresh stimulus to help the economy. In the eurozone, growth remained sluggish, and member countries continued to face an environment of low demand, high unemployment, and weak business investment. This situation

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Omega Growth Fund	3

was exacerbated in December by renewed concerns about Greece after its parliament failed to avert a general election that could jeopardize the terms of the country’s financial agreement with its international creditors. In Russia, the economy contracted for the first time since October 2009 as the country struggled under the weight of slumping oil prices, international sanctions, and massive outflows of capital.

Market volatility increased in January 2015.

Markets fluctuated in January as investors reacted to geopolitical developments and new economic data. Mid-month, the World Bank lowered its outlook for global growth based on deepening problems in the eurozone and emerging markets, stating that a strengthening U.S. economy could not, by itself, support the global economy. Later in January, Greek voters gave control of their government to opposition party Syriza, which promised to end austerity and insisted that Greece’s massive debt be renegotiated. In the U.S., various data released in January, such as consumer confidence and December’s jobless rate, showed improvement. On the last trading day of the month, however, investors learned that fourth-quarter 2014 U.S. economic growth was estimated at 2.6%, which was below consensus and lower than the 4.6% and 5.0% growth rates, respectively, for the second and third quarters of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

4	Wells Fargo Advantage Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns1 (%) as of January 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKOAX)	4-29-1968	(2.08)	13.61	8.83	3.90	14.96	9.48	1.32	1.30
Class B (EKOBX)*	8-2-1993	(1.22)	13.86	8.91	3.12	14.10	8.91	2.07	2.05
Class C (EKOCX)	8-2-1993	2.14	14.10	8.67	3.14	14.10	8.67	2.07	2.05
Class R (EKORX)	10-10-2003	–	–	–	3.64	14.67	9.21	1.57	1.55
Administrator Class (EOMYX)	1-13-1997	–	–	–	4.15	15.25	9.76	1.16	1.05
Institutional Class (EKONX)	7-30-2010	–	–	–	4.42	15.51	9.89	0.89	0.80
Russell 3000® Growth Index[4]	–	–	–	–	13.80	16.55	8.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Omega Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2015
Apple Incorporated	5.22
Facebook Incorporated Class A	3.63
SBA Communications Corporation Class A	2.60
Gilead Sciences Incorporated	2.53
Comcast Corporation Class A	2.32
Biogen Idec Incorporated	2.25
Micron Technology Incorporated	2.18
Celgene Corporation	2.12
Visa Incorporated Class A	2.11
Under Armour Incorporated Class A	2.03

Sector distribution[6] as of January 31, 2015

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,016.74	$6.61	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.61	1.30%
Class B
Actual	$1,000.00	$1,012.86	$10.40	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$10.41	2.05%
Class C
Actual	$1,000.00	$1,012.83	$10.40	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$10.41	2.05%
Class R
Actual	$1,000.00	$1,015.29	$7.87	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$1,017.87	$5.34	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35	1.05%
Institutional Class
Actual	$1,000.00	$1,019.22	$4.07	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Omega Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.10%

Consumer Discretionary: 21.38%

Auto Components: 1.01%
Delphi Automotive plc	139,900	$9,615,327

Distributors: 1.59%
LKQ Corporation †	582,707	15,039,668

Hotels, Restaurants & Leisure: 2.62%
Chipotle Mexican Grill Incorporated †	24,600	17,462,064
MGM Resorts International †	377,400	7,351,752

		24,813,816

Internet & Catalog Retail: 1.76%
Amazon.com Incorporated †	47,000	16,662,910

Leisure Products: 1.59%
Polaris Industries Incorporated	104,100	15,051,819

Media: 7.11%
Comcast Corporation Class A	412,900	21,943,571
Liberty Global plc Class C †	420,125	19,153,499
Time Warner Incorporated	172,400	13,435,132
Twenty-First Century Fox Incorporated	386,100	12,803,076

		67,335,278

Specialty Retail: 2.16%
Advance Auto Parts Incorporated	95,084	15,118,356
Williams-Sonoma Incorporated	68,800	5,383,600

		20,501,956

Textiles, Apparel & Luxury Goods: 3.54%
Carter’s Incorporated	175,700	14,317,793
Under Armour Incorporated Class A †	267,400	19,274,192

		33,591,985

Consumer Staples: 1.61%

Beverages: 1.61%
Constellation Brands Incorporated Class A †	138,200	15,264,190

Energy: 1.99%

Oil, Gas & Consumable Fuels: 1.99%
Pioneer Natural Resources Company	107,186	16,134,709
Sanchez Energy Corporation †«	241,001	2,684,751

		18,819,460

Financials: 8.88%

Banks: 0.41%
Texas Capital Bancshares Incorporated †	95,249	3,890,922

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Omega Growth Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Capital Markets: 4.66%
Affiliated Managers Group Incorporated †	73,972	$15,202,725
Raymond James Financial Incorporated	258,495	13,602,007
SEI Investments Company	383,300	15,397,161

		44,201,893

Diversified Financial Services: 3.81%
IntercontinentalExchange Group Incorporated	93,400	19,215,182
McGraw Hill Financial Incorporated	188,500	16,859,440

		36,074,622

Health Care: 19.82%

Biotechnology: 8.92%
Biogen Idec Incorporated †	54,800	21,325,968
Celgene Corporation †	169,000	20,138,040
Gilead Sciences Incorporated †	228,627	23,966,968
Puma Biotechnology Incorporated †	25,200	5,319,216
Regeneron Pharmaceuticals Incorporated †	12,800	5,333,248
Vertex Pharmaceuticals Incorporated †	76,600	8,436,724

		84,520,164

Health Care Providers & Services: 6.11%
Community Health Systems Incorporated †	292,100	13,749,147
DaVita HealthCare Partners Incorporated †	165,700	12,437,442
Envision Healthcare Holdings Incorporated †	428,322	14,725,710
McKesson Corporation	80,000	17,012,000

		57,924,299

Pharmaceuticals: 4.79%
AbbVie Incorporated	227,441	13,726,064
Bristol-Myers Squibb Company	147,800	8,907,906
Eli Lilly & Company	90,000	6,480,000
Perrigo Company plc	106,900	16,221,006

		45,334,976

Industrials: 10.46%

Airlines: 1.48%
Delta Air Lines Incorporated	296,500	14,027,415

Industrial Conglomerates: 1.52%
Carlisle Companies Incorporated	160,600	14,402,608

Machinery: 3.10%
Allison Transmission Holdings Incorporated	306,600	9,602,712
Proto Labs Incorporated †«	152,382	9,811,877
Wabtec Corporation	119,800	9,997,310

		29,411,899

Road & Rail: 4.36%
Canadian Pacific Railway Limited	26,300	4,593,821
Old Dominion Freight Line Incorporated †	201,970	14,162,136

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Omega Growth Fund	9

Security name	Shares	Value

Road & Rail (continued)
Swift Transportation Company †	176,800	$4,345,744
Union Pacific Corporation	155,500	18,226,155

		41,327,856

Information Technology: 28.50%

Communications Equipment: 1.61%
Palo Alto Networks Incorporated †	120,606	15,243,392

Electronic Equipment, Instruments & Components: 2.42%
Cognex Corporation †	283,200	10,407,600
TE Connectivity Limited	189,200	12,560,988

		22,968,588

Internet Software & Services: 8.50%
Alibaba Group Holding Limited ADR †	92,924	8,277,670
Facebook Incorporated Class A †	453,200	34,402,412
Google Incorporated Class A †	15,600	8,385,780
Google Incorporated Class C †	32,400	17,318,448
LinkedIn Corporation Class A †	32,400	7,281,576
Yelp Incorporated †	92,721	4,865,071

		80,530,957

IT Services: 4.89%
Alliance Data Systems Corporation †	47,500	13,719,425
Vantiv Incorporated Class A †	366,574	12,606,480
Visa Incorporated Class A	78,601	20,036,181

		46,362,086

Semiconductors & Semiconductor Equipment: 2.18%
Micron Technology Incorporated †	706,700	20,681,576

Software: 2.35%
ServiceNow Incorporated †	168,500	12,283,650
Workday Incorporated Class A †	125,900	10,004,014

		22,287,664

Technology Hardware, Storage & Peripherals: 6.55%
Apple Incorporated	422,500	49,500,100
Western Digital Corporation	128,700	12,513,501

		62,013,601

Materials: 2.86%

Chemicals: 2.86%
Axalta Coating Systems Limited †	392,800	10,083,176
Monsanto Company	144,400	17,036,312

		27,119,488

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Omega Growth Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name		Shares	Value

Telecommunication Services: 2.60%

Wireless Telecommunication Services: 2.60%
SBA Communications Corporation Class A †		210,802	$24,600,593

Total Common Stocks (Cost $750,428,455)			929,621,008

	Yield

Short-Term Investments: 0.97%

Investment Companies: 0.97%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	7,960,316	7,960,316
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	1,277,167	1,277,167

Total Short-Term Investments (Cost $9,237,483)			9,237,483

Total investments in securities (Cost $759,665,938) *	99.07%	938,858,491
Other assets and liabilities, net	0.93	8,816,649

Total net assets	100.00%	$947,675,140

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $760,931,656 and unrealized gains (losses) consists of:

Gross unrealized gains	$199,994,385
Gross unrealized losses	(22,067,550)

Net unrealized gains	$177,926,835

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2015 (unaudited)	Wells Fargo Advantage Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including $7,762,112 of securities loaned), at value (cost $750,428,455)	$929,621,008
In affiliated securities, at value (cost $9,237,483)	9,237,483

Total investments, at value (cost $759,665,938)	938,858,491
Receivable for investments sold	33,275,414
Receivable for Fund shares sold	1,851,545
Receivable for dividends	210,275
Receivable for securities lending income	6,138
Prepaid expenses and other assets	54,386

Total assets	974,256,249

Liabilities
Payable for investments purchased	7,307,713
Payable for Fund shares redeemed	3,534,077
Payable upon receipt of securities loaned	7,960,316
Due to custodian bank	6,546,353
Advisory fee payable	583,059
Distribution fees payable	78,408
Administration fees payable	239,048
Accrued expenses and other liabilities	332,135

Total liabilities	26,581,109

Total net assets	$947,675,140

NET ASSETS CONSIST OF
Paid-in capital	$750,447,454
Accumulated net investment loss	(2,523,489)
Accumulated net realized gains on investments	20,558,622
Net unrealized gains on investments	179,192,553

Total net assets	$947,675,140

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$665,143,330
Shares outstanding – Class A1	14,987,064
Net asset value per share – Class A	$44.38
Maximum offering price per share – Class A2	$47.09
Net assets – Class B	$9,821,614
Shares outstanding – Class B1	284,412
Net asset value per share – Class B	$34.53
Net assets – Class C	$101,671,709
Shares outstanding – Class C1	2,935,078
Net asset value per share – Class C	$34.64
Net assets – Class R	$16,929,582
Shares outstanding – Class R1	394,370
Net asset value per share – Class R	$42.93
Net assets – Administrator Class	$86,551,358
Shares outstanding – Administrator Class[1]	1,841,643
Net asset value per share – Administrator Class	$47.00
Net assets – Institutional Class	$67,557,547
Shares outstanding – Institutional Class[1]	1,416,952
Net asset value per share – Institutional Class	$47.68

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Omega Growth Fund	Statement of operations—six months ended January 31, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $7,172)	$4,325,604
Securities lending income, net	19,839
Income from affiliated securities	2,393

Total investment income	4,347,836

Expenses
Advisory fee	3,705,802
Administration fees
Fund level	256,014
Class A	929,213
Class B	14,789
Class C	141,556
Class R	24,798
Administrator Class	53,883
Institutional Class	24,868
Shareholder servicing fees
Class A	893,473
Class B	14,015
Class C	136,111
Class R	23,845
Administrator Class	130,088
Distribution fees
Class B	42,661
Class C	408,335
Class R	23,845
Custody and accounting fees	32,181
Professional fees	25,365
Registration fees	50,020
Shareholder report expenses	71,375
Trustees’ fees and expenses	5,766
Other fees and expenses	10,257

Total expenses	7,018,260
Less: Fee waivers and/or expense reimbursements	(177,247)

Net expenses	6,841,013

Net investment loss	(2,493,177)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	34,055,912
Net change in unrealized gains (losses) on investments	(14,102,763)

Net realized and unrealized gains (losses) on investments	19,953,149

Net increase in net assets resulting from operations	$17,459,972

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Omega Growth Fund	13

	Six months ended January 31, 2015 (unaudited)		Year ended July 31, 2014

Operations
Net investment loss		$(2,493,177)		$(9,015,814)
Net realized gains on investments		34,055,912		160,298,938
Net change in unrealized gains (losses) on investments		(14,102,763)		(6,586,133)

Net increase in net assets resulting from operations		17,459,972		144,696,991

Distributions to shareholders from
Net realized gains
Class A		(88,485,249)		(79,931,222)
Class B		(1,659,485)		(2,146,719)
Class C		(16,860,203)		(13,032,342)
Class R		(2,357,246)		(3,057,782)
Administrator Class		(11,565,611)		(9,323,528)
Institutional Class		(8,555,196)		(1,312,052)

Total distributions to shareholders		(129,482,990)		(108,803,645)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	586,541	28,637,177	2,629,379	131,733,853
Class B	1,839	75,313	14,628	611,739
Class C	205,208	7,782,572	725,463	29,939,937
Class R	63,352	2,888,620	261,245	12,668,404
Administrator Class	275,659	14,135,782	1,297,321	68,639,919
Institutional Class	525,262	28,520,399	914,142	49,118,738

		82,039,863		292,712,590

Reinvestment of distributions
Class A	1,824,272	82,165,203	1,527,223	74,253,607
Class B	46,774	1,640,836	53,475	2,114,420
Class C	404,364	14,229,572	265,973	10,543,167
Class R	21,691	945,291	19,145	906,888
Administrator Class	205,792	9,812,172	147,977	7,543,849
Institutional Class	136,046	6,577,836	25,487	1,312,052

		115,370,910		96,673,983

Payment for shares redeemed
Class A	(1,908,059)	(93,571,657)	(3,618,139)	(181,905,297)
Class B	(73,861)	(2,945,334)	(194,619)	(8,015,592)
Class C	(339,209)	(13,063,844)	(398,923)	(16,344,006)
Class R	(103,969)	(4,969,022)	(373,336)	(18,294,389)
Administrator Class	(835,689)	(43,557,467)	(634,586)	(33,345,492)
Institutional Class	(185,158)	(9,611,461)	(68,416)	(3,559,135)

		(167,718,785)		(261,463,911)

Net increase in net assets resulting from capital share transactions		29,691,988		127,922,662

Total increase (decrease) in net assets		(82,331,030)		163,816,008

Net assets
Beginning of period		1,030,006,170		866,190,162

End of period		$947,675,140		$1,030,006,170

Accumulated net investment loss		$(2,523,489)		$(30,312)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31					Year ended September 30, 2009[1]
CLASS A		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$49.99	$47.97	$39.09	$38.29	$30.11	$28.44	$27.26
Net investment income (loss)	(0.16)	(0.49)	(0.02)	(0.28)[3]	(0.29)	(0.10)[3]	0.18 [3]
Net realized and unrealized gains (losses) on investments	1.09	8.28	10.31	1.08	8.47	1.96	1.00

Total from investment operations	0.93	7.79	10.29	0.80	8.18	1.86	1.18
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.19)	0.00
Net realized gains	(6.54)	(5.77)	(1.41)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(6.54)	(5.77)	(1.41)	0.00	0.00	(0.19)	0.00
Net asset value, end of period	$44.38	$49.99	$47.97	$39.09	$38.29	$30.11	$28.44
Total return[4]	1.67%	16.58%	27.07%	2.09%	27.17%	6.53%	4.33%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.32%	1.34%	1.35%	1.36%	1.35%	1.48%
Net expenses	1.30%	1.30%	1.30%	1.30%	1.30%	1.34%	1.39%
Net investment income (loss)	(0.45)%	(0.84)%	(0.08)%	(0.75)%	(0.80)%	(0.40)%	0.79%
Supplemental data
Portfolio turnover rate	42%	101%	88%	101%	123%	116%	26%
Net assets, end of period (000s omitted)	$665,143	$724,071	$668,992	$550,758	$584,871	$460,187	$460,082

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Omega Fund.

[2]	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31					Year ended September 30, 2009[1]
CLASS B		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$40.45	$40.07	$33.12	$32.68	$25.89	$24.46	$23.62
Net investment income (loss)	(0.24)[3]	(0.65)[3]	(0.28)[3]	(0.47)[3]	(0.48)[3]	(0.25)[3]	0.02 [3]
Net realized and unrealized gains (losses) on investments	0.86	6.80	8.64	0.91	7.27	1.68	0.82

Total from investment operations	0.62	6.15	8.36	0.44	6.79	1.43	0.84
Distributions to shareholders from
Net realized gains	(6.54)	(5.77)	(1.41)	0.00	0.00	0.00	0.00
Net asset value, end of period	$34.53	$40.45	$40.07	$33.12	$32.68	$25.89	$24.46
Total return[4]	1.29%	15.71%	26.11%	1.32%	26.23%	5.85%	3.56%
Ratios to average net assets (annualized)
Gross expenses	2.07%	2.07%	2.09%	2.10%	2.12%	2.10%	2.22%
Net expenses	2.05%	2.05%	2.05%	2.05%	2.05%	2.09%	2.13%
Net investment income (loss)	(1.21)%	(1.58)%	(0.78)%	(1.51)%	(1.55)%	(1.14)%	0.10%
Supplemental data
Portfolio turnover rate	42%	101%	88%	101%	123%	116%	26%
Net assets, end of period (000s omitted)	$9,822	$12,526	$17,476	$22,271	$40,023	$46,434	$51,984

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Omega Fund.

[2]	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31					Year ended September 30, 2009[1]
CLASS C		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$40.56	$40.15	$33.18	$32.75	$25.94	$24.53	$23.69
Net investment income (loss)	(0.24)[3]	(0.65)[3]	(0.31)[3]	(0.47)[3]	(0.49)[3]	(0.25)[3]	0.00 [3,4]
Net realized and unrealized gains (losses) on investments	0.86	6.83	8.69	0.90	7.30	1.68	0.84

Total from investment operations	0.62	6.18	8.38	0.43	6.81	1.43	0.84
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)	0.00
Net realized gains	(6.54)	(5.77)	(1.41)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(6.54)	(5.77)	(1.41)	0.00	0.00	(0.02)	0.00
Net asset value, end of period	$34.64	$40.56	$40.15	$33.18	$32.75	$25.94	$24.53
Total return[5]	1.28%	15.73%	26.11%	1.31%	26.25%	5.83%	3.55%
Ratios to average net assets (annualized)
Gross expenses	2.07%	2.07%	2.09%	2.10%	2.11%	2.10%	2.23%
Net expenses	2.05%	2.05%	2.05%	2.05%	2.05%	2.09%	2.14%
Net investment income (loss)	(1.20)%	(1.59)%	(0.85)%	(1.49)%	(1.55)%	(1.15)%	0.02%
Supplemental data
Portfolio turnover rate	42%	101%	88%	101%	123%	116%	26%
Net assets, end of period (000s omitted)	$101,672	$108,073	$83,206	$59,481	$58,329	$44,892	$43,806

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Omega Fund.

[2]	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Omega Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31					Year ended September 30, 2009[1]
CLASS R		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$48.62	$46.90	$38.35	$37.66	$29.69	$28.09	$26.99
Net investment income (loss)	(0.19)	(0.53)[3]	(0.09)	(0.36)[3]	(0.13)	(0.16)[3]	0.08 [3]
Net realized and unrealized gains (losses) on investments	1.04	8.02	10.05	1.05	8.10	1.94	1.02

Total from investment operations	0.85	7.49	9.96	0.69	7.97	1.78	1.10
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.18)	0.00
Net realized gains	(6.54)	(5.77)	(1.41)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(6.54)	(5.77)	(1.41)	0.00	0.00	(0.18)	0.00
Net asset value, end of period	$42.93	$48.62	$46.90	$38.35	$37.66	$29.69	$28.09
Total return[4]	1.53%	16.30%	26.73%	1.83%	26.89%	6.29%	4.08%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.59%	1.60%	1.59%	1.60%	1.76%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.59%	1.67%
Net investment income (loss)	(0.71)%	(1.09)%	(0.38)%	(0.99)%	(1.08)%	(0.65)%	0.35%
Supplemental data
Portfolio turnover rate	42%	101%	88%	101%	123%	116%	26%
Net assets, end of period (000s omitted)	$16,930	$20,095	$23,745	$15,408	$6,515	$1,523	$838

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Omega Fund.

[2]	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31					Year ended September 30, 2009[1]
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$52.50	$50.00	$40.60	$39.67	$31.12	$29.39	$28.10
Net investment income (loss)	(0.06)[3]	(0.31)[3]	0.07 [3]	(0.19)[3]	(0.21)[3]	(0.04)[3]	0.24 [3]
Net realized and unrealized gains (losses) on investments	1.10	8.58	10.74	1.12	8.76	2.02	1.05

Total from investment operations	1.04	8.27	10.81	0.93	8.55	1.98	1.29
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.25)	0.00
Net realized gains	(6.54)	(5.77)	(1.41)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(6.54)	(5.77)	(1.41)	0.00	0.00	(0.25)	0.00
Net asset value, end of period	$47.00	$52.50	$50.00	$40.60	$39.67	$31.12	$29.39
Total return[4]	1.79%	16.89%	27.35%	2.34%	27.47%	6.75%	4.59%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.15%	1.17%	1.17%	1.18%	1.11%	1.23%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.09%	1.14%
Net investment income (loss)	(0.22)%	(0.59)%	0.16%	(0.49)%	(0.56)%	(0.16)%	1.00%
Supplemental data
Portfolio turnover rate	42%	101%	88%	101%	123%	116%	26%
Net assets, end of period (000s omitted)	$86,551	$115,281	$69,264	$51,560	$41,242	$29,724	$32,437

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Omega Fund.

[2]	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Omega Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$53.10	$50.40	$40.81	$39.77	$31.12	$31.12
Net investment income (loss)	0.02 [2]	(0.24)	0.11 [2]	(0.10)	(0.03)	0.00
Net realized and unrealized gains (losses) on investments	1.10	8.71	10.89	1.14	8.68	0.00

Total from investment operations	1.12	8.47	11.00	1.04	8.65	0.00
Distributions to shareholders from
Net realized gains	(6.54)	(5.77)	(1.41)	0.00	0.00	0.00
Net asset value, end of period	$47.68	$53.10	$50.40	$40.81	$39.77	$31.12
Total return[3]	1.92%	17.17%	27.68%	2.62%	27.80%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.89%	0.91%	0.92%	0.88%	0.00%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.00%
Net investment income (loss)	0.09%	(0.36)%	0.24%	(0.24)%	(0.34)%	0.00%
Supplemental data
Portfolio turnover rate	42%	101%	88%	101%	123%	116%
Net assets, end of period (000s omitted)	$67,558	$49,960	$3,507	$779	$656	$10

[1]	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Omega Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Omega Growth Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Omega Growth Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$202,612,759	$0	$0	$202,612,759
Consumer staples	15,264,190	0	0	15,264,190
Energy	18,819,460	0	0	18,819,460
Financials	84,167,437	0	0	84,167,437
Health care	187,779,439	0	0	187,779,439
Industrials	99,169,778	0	0	99,169,778
Information technology	270,087,864	0	0	270,087,864
Materials	27,119,488	0	0	27,119,488
Telecommunication services	24,600,593	0	0	24,600,593

Short-term investments
Investment companies	1,277,167	7,960,316	0	9,237,483
Total assets	$930,898,175	$7,960,316	$0	$938,858,491

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.525% as the average daily net assets of the Fund increase. Prior to December 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.75% and declined to 0.55% as the average daily net assets of the Fund increased. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Notes to financial statements (unaudited)	Wells Fargo Advantage Omega Growth Fund	23

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares, 1.55% for Class R, 1.05% for Administrator Class shares, and 0.80% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2015, Funds Distributor received $13,509 from the sale of Class A shares and $236 and $271 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $419,215,729 and $529,941,244, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2015, the Fund paid $759 in commitment fees.

For the six months ended January 31, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Omega Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Omega Growth Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Advantage Omega Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Omega Growth Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231604 03-15 SA211/SAR211 01-15

Wells Fargo Advantage

Premier Large Company Growth Fund

Semi-Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Premier Large Company Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Premier Large Company Growth Fund for the six-month period that ended January 31, 2015. Generally improving U.S. economic data helped drive a positive return for U.S. stocks for the reporting period (as measured by the S&P 500 Index1); in contrast, many economies and markets elsewhere in the world faced ongoing challenges.

Positive U.S. economic data, but increased tensions abroad, led to heightened volatility during the third quarter of 2014.

When the reporting period began on August 1, 2014, the U.S. stock market was experiencing a series of surges interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. An escalating Russia/Ukraine situation and a growing perception that the U.S. Federal Reserve (Fed) would raise short-term interest rates sooner than expected caused investors to pull back near the end of July. As a result, the S&P 500 Index dropped into negative territory for July’s monthly return. However, August brought a bounce-back; the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 gross domestic product (GDP) growth. Then, in September, stock market volatility increased as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains.

The fourth quarter of 2014 brought continued improvement in the U.S.; international economies remained challenged.

Strong fourth-quarter results by the U.S. stock market helped the S&P 500 Index deliver more than 50 record closes in 2014. The last several, in December, were spurred by investor optimism following Fed Chair Janet Yellen’s comment that the Fed would be patient in its timing of an interest-rate increase. U.S. stocks also were boosted by positive economic data. November’s 5.8% unemployment rate was down from 7.0% a year earlier, and the number of jobs being added continued to expand, keeping U.S. employers on pace to hire nearly three million workers during 2014. In addition, the U.S. economy’s third-quarter growth rate was revised upward during the quarter, to 5.0%—its fastest pace in 11 years. Meanwhile, U.S. companies continued to report strong earnings. The steadily brightening U.S. economy energized consumers, who were further buoyed by much lower prices at the gasoline pump. During the fourth quarter, gasoline prices fell to their lowest levels in five years, according to the American Automobile Association.

As the U.S. churned forward, major economies elsewhere in the world faced significant ongoing challenges. In China, where growth had been slowing for some time, government regulators in December announced changes being made in an effort to stimulate growth. In Japan, which slid back into recession in the third quarter of 2014, Prime Minister Abe gained approval in late December for roughly $29 billion in fresh stimulus to help the economy. In the eurozone, growth remained sluggish, and member countries continued to face an environment of

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	3

low demand, high unemployment, and weak business investment. This situation was exacerbated in December by renewed concerns about Greece after its parliament failed to avert a general election that could jeopardize the terms of the country’s financial agreement with its international creditors. In Russia, the economy contracted for the first time since October 2009 as the country struggled under the weight of slumping oil prices, international sanctions, and massive outflows of capital.

Market volatility increased in January 2015.

Markets fluctuated in January as investors reacted to geopolitical developments and new economic data. Mid-month, the World Bank lowered its outlook for global growth based on deepening problems in the eurozone and emerging markets, stating that a strengthening U.S. economy could not, by itself, support the global economy. Later in January, Greek voters gave control of their government to opposition party Syriza, which promised to end austerity and insisted that Greece’s massive debt be renegotiated. In the U.S., various data released in January, such as consumer confidence and December’s jobless rate, showed improvement. On the last trading day of the month, however, investors learned that fourth-quarter 2014 U.S. economic growth was estimated at 2.6%, which was below consensus and lower than the 4.6% and 5.0% growth rates, respectively, for the second and third quarters of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

4	Wells Fargo Advantage Premier Large Company Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Joseph M. Eberhardy, CFA, CPA

Average annual total returns1 (%) as of January 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKJAX)	1-20-1998	2.91	14.14	9.24	9.15	15.52	9.89	1.17	1.12
Class B (EKJBX)*	9-11-1935	3.35	14.42	9.33	8.35	14.65	9.33	1.92	1.87
Class C (EKJCX)	1-22-1998	7.37	14.67	9.08	8.37	14.67	9.08	1.92	1.87
Class R4 (EKJRX)	11-30-2012	–	–	–	9.53	15.89	10.22	0.84	0.80
Class R6 (EKJFX)	11-30-2012	–	–	–	9.74	15.97	10.26	0.69	0.65
Administrator Class (WFPDX)	7-16-2010	–	–	–	9.32	15.67	10.01	1.01	0.95
Institutional Class (EKJYX)	6-30-1999	–	–	–	9.67	15.95	10.25	0.74	0.70
Investor Class (WFPNX)	7-16-2010	–	–	–	9.18	15.44	9.82	1.23	1.18
Russell 1000® Growth Index[4]	–	–	–	–	14.59	16.49	8.69	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2015
Apple Incorporated	3.10
Alexion Pharmaceuticals Incorporated	2.92
Union Pacific Corporation	2.87
Google Incorporated Class A	2.39
Dollar Tree Incorporated	2.35
Biogen Idec Incorporated	2.17
Facebook Incorporated Class A	2.11
Microchip Technology Incorporated	2.09
Starbucks Corporation	2.08
Google Incorporated Class C	1.98

Sector distribution[6] as of January 31, 2015

[1]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Premier Large Company Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,050.98	$5.79	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Class B
Actual	$1,000.00	$1,047.40	$9.65	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.78	$9.50	1.87%
Class C
Actual	$1,000.00	$1,047.52	$9.65	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.78	$9.50	1.87%
Class R4
Actual	$1,000.00	$1,053.01	$4.14	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,053.57	$3.36	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,052.06	$4.91	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,053.61	$3.62	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Investor Class
Actual	$1,000.00	$1,051.15	$6.10	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01	1.18%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.23%

Consumer Discretionary: 19.94%

Auto Components: 1.00%
BorgWarner Incorporated	343,260	$18,539,473
Delphi Automotive plc	507,490	34,879,788

		53,419,261

Automobiles: 0.15%
Harley-Davidson Incorporated	125,500	7,743,350

Distributors: 1.41%
LKQ Corporation †	2,908,520	75,068,901

Hotels, Restaurants & Leisure: 3.95%
Chipotle Mexican Grill Incorporated †	111,910	79,438,194
Las Vegas Sands Corporation	153,500	8,345,795
Starbucks Corporation	1,265,440	110,763,963
Wynn Resorts Limited	83,000	12,279,850

		210,827,802

Internet & Catalog Retail: 1.92%
Amazon.com Incorporated †	194,050	68,796,547
The Priceline Group Incorporated †	33,438	33,754,992

		102,551,539

Media: 2.61%
Charter Communication Incorporated †	84,000	12,693,660
Comcast Corporation Class A	763,000	40,549,635
The Walt Disney Company	945,500	86,002,680

		139,245,975

Multiline Retail: 2.35%
Dollar Tree Incorporated †	1,761,610	125,250,471

Specialty Retail: 4.67%
Cabela’s Incorporated †	294,200	16,166,290
CarMax Incorporated †	1,480,690	91,950,849
TJX Companies Incorporated	695,500	45,861,270
Tractor Supply Company	1,167,380	94,756,235

		248,734,644

Textiles, Apparel & Luxury Goods: 1.88%
Nike Incorporated Class B	456,390	42,101,978
Under Armour Incorporated Class A †	631,220	45,498,338
VF Corporation	185,500	12,868,135

		100,468,451

Consumer Staples: 5.08%

Beverages: 0.66%
The Coca-Cola Company	855,000	35,200,350

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Food & Staples Retailing: 3.24%
Costco Wholesale Corporation	449,790	$64,315,472
CVS Health Corporation	501,500	49,227,240
Sprouts Farmers Market Incorporated †	1,631,832	59,415,003

		172,957,715

Household Products: 0.51%
Colgate-Palmolive Company	398,000	26,872,960

Personal Products: 0.67%
Estee Lauder Companies Incorporated Class A	507,190	35,802,542

Energy: 4.25%

Energy Equipment & Services: 0.61%
Schlumberger Limited	398,970	32,871,138

Oil, Gas & Consumable Fuels: 3.64%
Concho Resources Incorporated †	861,710	95,520,554
EOG Resources Incorporated	420,000	37,392,600
Pioneer Natural Resources Company	405,570	61,050,452

		193,963,606

Financials: 6.49%

Capital Markets: 2.84%
Ameriprise Financial Incorporated	464,720	58,062,117
TD Ameritrade Holding Corporation	2,890,000	93,607,100

		151,669,217

Consumer Finance: 2.79%
American Express Company	1,045,700	84,377,533
Discover Financial Services	1,189,390	64,679,028

		149,056,561

REITs: 0.86%
American Tower Corporation	470,500	45,614,975

Health Care: 19.30%

Biotechnology: 10.92%
Alexion Pharmaceuticals Incorporated †	850,990	155,935,408
Biogen Idec Incorporated †	298,040	115,985,246
BioMarin Pharmaceutical Incorporated †	266,550	25,897,998
Celgene Corporation †	704,718	83,974,197
Gilead Sciences Incorporated †	710,130	74,442,928
Medivation Incorporated †	326,500	35,529,730
Regeneron Pharmaceuticals Incorporated †	217,630	90,677,716

		582,443,223

Health Care Equipment & Supplies: 0.96%
Medtronic plc	718,902	51,329,634

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	9

Security name	Shares	Value

Health Care Providers & Services: 2.11%
AmerisourceBergen Corporation	682,400	$64,862,120
Envision Healthcare Holdings Incorporated †	938,204	32,255,454
McKesson Corporation	71,500	15,204,475

		112,322,049

Health Care Technology: 1.71%
Cerner Corporation †	1,375,140	91,240,539

Life Sciences Tools & Services: 1.51%
Mettler-Toledo International Incorporated †	167,720	50,978,494
Quintiles Transnational Holdings Incorporated †	484,797	29,330,219

		80,308,713

Pharmaceuticals: 2.09%
Actavis plc †	69,000	18,391,260
Merck & Company Incorporated	541,000	32,611,480
Perrigo Company plc	398,380	60,450,181

		111,452,921

Industrials: 13.98%

Aerospace & Defense: 1.18%
The Boeing Company	203,660	29,606,054
United Technologies Corporation	289,600	33,240,288

		62,846,342

Air Freight & Logistics: 1.34%
United Parcel Service Incorporated Class B	722,640	71,425,738

Airlines: 0.81%
Southwest Airlines Company	957,160	43,244,489

Commercial Services & Supplies: 0.39%
Tyco International plc	511,000	20,853,910

Electrical Equipment: 0.80%
Rockwell Automation Incorporated	391,000	42,587,720

Industrial Conglomerates: 0.69%
Danaher Corporation	449,230	37,007,567

Machinery: 0.35%
Pentair plc	300,500	18,573,905

Road & Rail: 7.86%
CSX Corporation	2,099,500	69,913,350
Genesee & Wyoming Incorporated Class A †	317,500	26,177,875
Kansas City Southern	821,900	90,482,971
Norfolk Southern Corporation	778,840	79,418,315
Union Pacific Corporation	1,306,140	153,092,669

		419,085,180

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments—January 31, 2015 (unaudited)

Security name	Shares	Value

Trading Companies & Distributors: 0.56%
W.W. Grainger Incorporated	127,500	$30,069,600

Information Technology: 26.88%

Communications Equipment: 2.15%
Cisco Systems Incorporated	1,314,500	34,656,793
F5 Networks Incorporated †	239,000	26,677,180
QUALCOMM Incorporated	853,980	53,339,591

		114,673,564

Internet Software & Services: 8.28%
Akamai Technologies Incorporated †	1,487,210	86,488,698
Facebook Incorporated Class A †	1,479,490	112,308,086
Google Incorporated Class A †	236,720	127,248,836
Google Incorporated Class C †	197,220	105,418,034
Pandora Media Incorporated †	608,500	10,101,100

		441,564,754

IT Services: 5.96%
Accenture plc	659,000	55,375,770
Alliance Data Systems Corporation †	299,780	86,585,457
MasterCard Incorporated Class A	1,155,800	94,810,274
Visa Incorporated Class A	318,740	81,250,013

		318,021,514

Semiconductors & Semiconductor Equipment: 3.47%
ARM Holdings plc ADR	951,000	44,544,840
Microchip Technology Incorporated	2,468,670	111,337,017
Texas Instruments Incorporated	544,000	29,076,800

		184,958,657

Software: 3.92%
Adobe Systems Incorporated †	487,000	34,153,310
Microsoft Corporation	1,070,500	43,248,200
Salesforce.com Incorporated †	815,950	46,060,378
ServiceNow Incorporated †	482,000	35,137,800
Splunk Incorporated †	388,500	20,066,025
Tableau Software Incorporated Class A †	233,000	18,817,080
VMware Incorporated †	145,500	11,218,050

		208,700,843

Technology Hardware, Storage & Peripherals: 3.10%
Apple Incorporated	1,412,160	165,448,666

Materials: 3.31%

Chemicals: 3.31%
Airgas Incorporated	168,800	19,013,632
Ecolab Incorporated	321,500	33,362,055
Monsanto Company	260,340	30,714,913

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	11

Security name		Shares	Value

Chemicals (continued)
Praxair Incorporated		777,100	$93,710,487

			176,801,087

Total Common Stocks (Cost $3,771,862,568)			5,292,280,073

	Yield

Short-Term Investments: 1.32%

Investment Companies: 1.32%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	70,168,079	70,168,079

Total Short-Term Investments (Cost $70,168,079)			70,168,079

Total investments in securities (Cost $3,842,030,647) *	100.55%	5,362,448,152
Other assets and liabilities, net	(0.55)	(29,124,605)

Total net assets	100.00%	$5,333,323,547

†	Non-income-earning security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,850,130,635 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,563,430,162
Gross unrealized losses	(51,112,645)

Net unrealized gains	$1,512,317,517

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Premier Large Company Growth Fund	Statement of assets and liabilities—January 31, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $3,771,862,568)	$5,292,280,073
In affiliated securities, at value (cost $70,168,079)	70,168,079

Total investments, at value (cost $3,842,030,647)	5,362,448,152
Receivable for investments sold	14,418,257
Receivable for Fund shares sold	8,060,852
Receivable for dividends	1,141,982
Receivable for securities lending income	885
Prepaid expenses and other assets	209,080

Total assets	5,386,279,208

Liabilities
Payable for investments purchased	38,859,686
Payable for Fund shares redeemed	9,221,729
Advisory fee payable	2,560,344
Distribution fees payable	256,118
Administration fees payable	1,076,571
Accrued expenses and other liabilities	981,213

Total liabilities	52,955,661

Total net assets	$5,333,323,547

NET ASSETS CONSIST OF
Paid-in capital	$3,773,898,660
Accumulated net investment loss	(14,635,574)
Accumulated net realized gains on investments	53,642,956
Net unrealized gains on investments	1,520,417,505

Total net assets	$5,333,323,547

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,190,121,708
Shares outstanding – Class A1	145,225,988
Net asset value per share – Class A	$15.08
Maximum offering price per share – Class A2	$16.00
Net assets – Class B	$3,052,830
Shares outstanding – Class B1	229,532
Net asset value per share – Class B	$13.30
Net assets – Class C	$384,091,129
Shares outstanding – Class C1	28,948,438
Net asset value per share – Class C	$13.27
Net assets – Class R4	$1,941,985
Share outstanding – Class R4[1]	126,802
Net asset value per share – Class R4	$15.32
Net assets – Class R6	$167,740,988
Shares outstanding – Class R6[1]	10,923,056
Net asset value per share – Class R6	$15.36
Net assets – Administrator Class	$1,247,214,841
Shares outstanding – Administrator Class[1]	82,144,618
Net asset value per share – Administrator Class	$15.18
Net assets – Institutional Class	$1,142,892,655
Shares outstanding – Institutional Class[1]	74,446,272
Net asset value per share – Institutional Class	$15.35
Net assets – Investor Class	$196,267,411
Shares outstanding – Investor Class[1]	13,061,208
Net asset value per share – Investor Class	$15.03

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2015 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	13

Investment income
Dividends	$21,521,703
Securities lending income, net	79,894
Income from affiliated securities	32,883

Total investment income	21,634,480

Expenses
Advisory fee	15,292,271
Administration fees
Fund level	1,295,463
Class A	2,544,334
Class B	4,722
Class C	506,333
Class R4	758
Class R6	25,425
Administrator Class	667,563
Institutional Class	462,955
Investor Class	321,664
Shareholder servicing fees
Class A	2,446,475
Class B	4,540
Class C	486,859
Class R4	948
Administrator Class	1,668,672
Investor Class	249,685
Distribution fees
Class B	13,621
Class C	1,460,575
Custody and accounting fees	134,492
Professional fees	28,684
Registration fees	138,565
Shareholder report expenses	146,276
Trustees’ fees and expenses	6,680
Other fees and expenses	39,581

Total expenses	27,947,141
Less: Fee waivers and/or expense reimbursements	(1,173,977)

Net expenses	26,773,164

Net investment loss	(5,138,684)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	104,835,225
Net change in unrealized gains (losses) on investments	148,301,187

Net realized and unrealized gains (losses) on investments	253,136,412

Net increase in net assets resulting from operations	$247,997,728

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Premier Large Company Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2015 (unaudited)		Year ended July 31, 2014

Operations
Net investment loss		$(5,138,684)		$(12,002,037)
Net realized gains on investments		104,835,225		131,365,067
Net change in unrealized gains (losses) on investments		148,301,187		546,350,666

Net increase in net assets resulting from operations		247,997,728		665,713,696

Distributions to shareholders from
Net realized gains
Class A		(25,289,106)		0
Class B		(52,310)		0
Class C		(6,075,432)		0
Class R4		(26,355)		0
Class R6		(2,294,051)		0
Administrator Class		(17,637,288)		0
Institutional Class		(16,043,030)		0
Investor Class		(2,767,968)		0

Total distributions to shareholders		(70,185,540)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	35,775,212	547,451,380	42,606,662	593,794,550
Class B	2,687	36,087	27,890	341,694
Class C	2,623,691	34,607,200	8,601,633	106,017,995
Class R4	80,669	1,190,605	41,808	609,423
Class R6	693,194	10,632,813	12,608,190	170,307,516
Administrator Class	7,240,800	108,938,135	73,161,085	1,038,797,296
Institutional Class	13,243,603	202,094,097	34,278,958	482,686,241
Investor Class	761,110	11,400,247	3,565,063	49,308,160

		916,350,564		2,441,862,875

Reinvestment of distributions
Class A	1,553,406	23,409,833	0	0
Class B	3,219	42,848	0	0
Class C	333,914	4,431,032	0	0
Class R4	1,723	26,355	0	0
Class R6	141,898	2,176,712	0	0
Administrator Class	1,033,233	15,674,143	0	0
Institutional Class	854,381	13,097,664	0	0
Investor Class	181,619	2,727,921	0	0

		61,586,508		0

Payment for shares redeemed
Class A	(23,290,400)	(349,846,800)	(32,025,660)	(452,294,693)
Class B	(86,438)	(1,146,179)	(219,715)	(2,727,974)
Class C	(3,075,145)	(40,621,579)	(4,454,199)	(55,420,848)
Class R4	(7,456)	(114,286)	(265)	(3,714)
Class R6	(1,003,245)	(15,362,384)	(1,881,186)	(26,918,328)
Administrator Class	(16,739,721)	(254,451,681)	(33,287,121)	(466,226,494)
Institutional Class	(9,499,986)	(145,007,130)	(69,016,664)	(995,396,571)
Investor Class	(1,526,463)	(22,807,794)	(2,225,843)	(30,843,706)

		(829,357,833)		(2,029,832,328)

Net increase in net assets resulting from capital share transactions		148,579,239		412,030,547

Total increase in net assets		326,391,427		1,077,744,243

Net assets
Beginning of period		5,006,932,120		3,929,187,877

End of period		$5,333,323,547		$5,006,932,120

Accumulated net investment loss		$(14,635,574)		$(9,496,890)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31					Year ended September 30, 2009[1]
CLASS A		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$14.55	$12.57	$10.21	$9.89	$7.75	$7.23	$7.20
Net investment income (loss)	(0.02)	(0.05)	(0.02)	(0.03)[3]	(0.01)	0.00 [3,4]	0.05 [3]
Net realized and unrealized gains (losses) on investments	0.76	2.03	2.38	0.60	2.15	0.57	0.02

Total from investment operations	0.74	1.98	2.36	0.57	2.14	0.57	0.07
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.00)[4]	(0.05)	(0.04)
Net realized gains	(0.21)	0.00	0.00	(0.25)	0.00	0.00	0.00

Total distributions to shareholders	(0.21)	0.00	0.00	(0.25)	(0.00)[4]	(0.05)	(0.04)
Net asset value, end of period	$15.08	$14.55	$12.57	$10.21	$9.89	$7.75	$7.23
Total return[5]	5.10%	15.75%	23.11%	6.08%	27.55%	7.93%	1.04%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.19%	1.23%	1.24%	1.09%	1.12%
Net expenses	1.12%	1.12%	1.12%	1.12%	1.12%	1.08%	1.12%
Net investment income (loss)	(0.30)%	(0.36)%	(0.15)%	(0.30)%	(0.13)%	0.06%	0.86%
Supplemental data
Portfolio turnover rate	25%	37%	32%	51%	65%	89%	24%
Net assets, end of period (000s omitted)	$2,190,122	$1,908,455	$1,515,862	$932,106	$620,262	$491,290	$268,422

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Large Company Growth Fund.

[2]	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31					Year ended September 30, 2009[1]
CLASS B		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$12.90	$11.23	$9.19	$8.99	$7.10	$6.62	$6.60
Net investment income (loss)	(0.07)[3]	(0.13)[3]	(0.09)[3]	(0.09)[3]	(0.07)[3]	(0.04)[3]	0.01 [3]
Net realized and unrealized gains (losses) on investments	0.68	1.80	2.13	0.54	1.96	0.52	0.01

Total from investment operations	0.61	1.67	2.04	0.45	1.89	0.48	0.02
Distributions to shareholders from
Net realized gains	(0.21)	0.00	0.00	(0.25)	0.00	0.00	0.00
Net asset value, end of period	$13.30	$12.90	$11.23	$9.19	$8.99	$7.10	$6.62
Total return[4]	4.74%	14.87%	22.20%	5.22%	26.62%	7.25%	0.30%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.91%	1.94%	1.97%	2.00%	1.84%	1.87%
Net expenses	1.87%	1.87%	1.87%	1.87%	1.87%	1.83%	1.87%
Net investment income (loss)	(1.02)%	(1.09)%	(0.87)%	(1.04)%	(0.85)%	(0.69)%	0.11%
Supplemental data
Portfolio turnover rate	25%	37%	32%	51%	65%	89%	24%
Net assets, end of period (000s omitted)	$3,053	$4,001	$5,637	$6,962	$10,244	$13,957	$7,951

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Large Company Growth Fund.

[2]	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31					Year ended September 30, 2009[1]
CLASS C		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$12.87	$11.20	$9.17	$8.97	$7.08	$6.62	$6.59
Net investment income (loss)	(0.07)	(0.14)[3]	(0.09)[3]	(0.10)[3]	(0.08)[3]	(0.04)[3]	0.00 [3,4]
Net realized and unrealized gains (losses) on investments	0.68	1.81	2.12	0.55	1.97	0.52	0.03

Total from investment operations	0.61	1.67	2.03	0.45	1.89	0.48	0.03
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)	0.00
Net realized gains	(0.21)	0.00	0.00	(0.25)	0.00	0.00	0.00

Total distributions to shareholders	(0.21)	0.00	0.00	(0.25)	0.00	(0.02)	0.00
Net asset value, end of period	$13.27	$12.87	$11.20	$9.17	$8.97	$7.08	$6.62
Total return[5]	4.75%	14.91%	22.14%	5.24%	26.69%	7.18%	0.46%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.92%	1.94%	1.98%	1.99%	1.84%	1.87%
Net expenses	1.87%	1.87%	1.87%	1.87%	1.87%	1.83%	1.87%
Net investment income (loss)	(1.04)%	(1.11)%	(0.91)%	(1.07)%	(0.90)%	(0.68)%	0.08%
Supplemental data
Portfolio turnover rate	25%	37%	32%	51%	65%	89%	24%
Net assets, end of period (000s omitted)	$384,091	$374,136	$279,203	$129,980	$35,783	$22,246	$13,717

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Large Company Growth Fund.

[2]	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS R4		2014	2013[1]
Net asset value, beginning of period	$14.75	$12.70	$10.81
Net investment income (loss)	0.00 [2]	(0.01)	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.78	2.06	1.89

Total from investment operations	0.78	2.05	1.89
Distributions to shareholders from
Net realized gains	(0.21)	0.00	0.00
Net asset value, end of period	$15.32	$14.75	$12.70
Total return[3]	5.30%	16.14%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.85%
Net expenses	0.80%	0.80%	0.80%
Net investment income (loss)	0.02%	(0.11)%	0.06%
Supplemental data
Portfolio turnover rate	25%	37%	32%
Net assets, end of period (000s omitted)	$1,942	$765	$131

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
CLASS R6		2014	2013[1]
Net asset value, beginning of period	$14.77	$12.71	$10.81
Net investment income	0.01	0.01	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.79	2.05	1.90

Total from investment operations	0.80	2.06	1.90
Distributions to shareholders from
Net realized gains	(0.21)	0.00	0.00
Net asset value, end of period	$15.36	$14.77	$12.71
Total return[3]	5.36%	16.29%	17.58%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.69%	0.71%
Net expenses	0.65%	0.65%	0.65%
Net investment income	0.19%	0.09%	0.05%
Supplemental data
Portfolio turnover rate	25%	37%	32%
Net assets, end of period (000s omitted)	$167,741	$163,871	$4,629

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$14.63	$12.62	$10.24	$9.90	$7.75	$7.53
Net investment income (loss)	(0.01)	(0.02)	(0.00)[2]	(0.02)	0.00 [2]	(0.00)[2]
Net realized and unrealized gains (losses) on investments	0.77	2.03	2.38	0.61	2.16	0.22

Total from investment operations	0.76	2.01	2.38	0.59	2.16	0.22
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	(0.21)	0.00	0.00	(0.25)	0.00	0.00

Total distributions to shareholders	(0.21)	0.00	0.00	(0.25)	(0.01)	0.00
Net asset value, end of period	$15.18	$14.63	$12.62	$10.24	$9.90	$7.75
Total return[3]	5.21%	15.93%	23.24%	6.28%	27.75%	2.92%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.00%	1.04%	1.07%	1.08%	1.13%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	(0.11)%	(0.19)%	(0.01)%	(0.16)%	0.01%	(0.34)%
Supplemental data
Portfolio turnover rate	25%	37%	32%	51%	65%	89%
Net assets, end of period (000s omitted)	$1,247,215	$1,325,864	$640,494	$251,759	$54,335	$36,508

[1]	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31					Year ended September 30, 2009[1]
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1,2]
Net asset value, beginning of period	$14.77	$12.71	$10.28	$9.91	$7.75	$7.24	$7.22
Net investment income	0.01	0.01 [4]	(0.00)[3]	0.00 [3,4]	0.02 [4]	0.02	0.06 [4]
Net realized and unrealized gains (losses) on investments	0.78	2.05	2.43	0.62	2.15	0.57	0.02

Total from investment operations	0.79	2.06	2.43	0.62	2.17	0.59	0.08
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	(0.08)	(0.06)
Net realized gains	(0.21)	0.00	0.00	(0.25)	0.00	0.00	0.00

Total distributions to shareholders	(0.21)	0.00	0.00	(0.25)	(0.01)	(0.08)	(0.06)
Net asset value, end of period	$15.35	$14.77	$12.71	$10.28	$9.91	$7.75	$7.24
Total return[5]	5.36%	16.21%	23.64%	6.48%	28.03%	8.20%	1.28%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.76%	0.79%	0.81%	0.83%	0.87%
Net expenses	0.70%	0.70%	0.71%	0.75%	0.75%	0.82%	0.87%
Net investment income	0.13%	0.07%	0.16%	0.04%	0.22%	0.34%	1.04%
Supplemental data
Portfolio turnover rate	25%	37%	32%	51%	65%	89%	24%
Net assets, end of period (000s omitted)	$1,142,893	$1,031,979	$1,328,994	$223,616	$30,493	$18,841	$11,335

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Large Company Growth Fund.

[2]	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

[3]	Amount is less than $0.005.

[4]	Calculated based upon average shares outstanding

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2015 (unaudited)	Year ended July 31
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$14.50	$12.53	$10.19	$9.87	$7.75	$7.54
Net investment loss	(0.03)	(0.05)	(0.02)	(0.03)	(0.02)	(0.00)[2]
Net realized and unrealized gains (losses) on investments	0.77	2.02	2.36	0.60	2.15	0.21

Total from investment operations	0.74	1.97	2.34	0.57	2.13	0.21
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	(0.21)	0.00	0.00	(0.25)	0.00	0.00

Total distributions to shareholders	(0.21)	0.00	0.00	(0.25)	(0.01)	0.00
Net asset value, end of period	$15.03	$14.50	$12.53	$10.19	$9.87	$7.75
Total return[3]	5.12%	15.72%	22.96%	5.99%	27.48%	2.79%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.23%	1.25%	1.29%	1.31%	1.36%
Net expenses	1.18%	1.18%	1.18%	1.19%	1.19%	1.19%
Net investment loss	(0.34)%	(0.42)%	(0.21)%	(0.37)%	(0.20)%	(0.59)%
Supplemental data
Portfolio turnover rate	25%	37%	32%	51%	65%	89%
Net assets, end of period (000s omitted)	$196,267	$197,861	$154,238	$99,675	$79,464	$64,781

[1]	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”).

24	Wells Fargo Advantage Premier Large Company Growth Fund	Notes to financial statements (unaudited)

The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $36,911,214 with $18,691,738 expiring in 2016 and $18,219,476 expiring in 2017.

As of July 31, 2014, the Fund had a qualified late-year ordinary loss of $9,473,523 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	25

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$1,063,310,394	$0	$0	$1,063,310,394
Consumer staples	270,833,567	0	0	270,833,567
Energy	226,834,744	0	0	226,834,744
Financials	346,340,753	0	0	346,340,753
Health care	1,029,097,079	0	0	1,029,097,079
Industrials	745,694,451	0	0	745,694,451
Information technology	1,433,367,998	0	0	1,433,367,998
Materials	176,801,087	0	0	176,801,087

Short-term investments
Investment companies	70,168,079	0	0	70,168,079
Total assets	$5,362,448,152	$0	$0	$5,362,448,152

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.475% as the average daily net assets of the Fund increase. Prior to December 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Fund increased. For the six months ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

26	Wells Fargo Advantage Premier Large Company Growth Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.12% for Class A shares, 1.87% for Class B shares, 1.87% for Class C shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, 0.70% for Institutional Class shares, and 1.18% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2015, Funds Distributor received $52,331 from the sale of Class A shares and $31 and $1,327 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2015 were $1,358,450,641 and $1,251,828,793, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2015, the Fund paid $3,745 in commitment fees.

For the six months ended January 31, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Premier Large Company Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Premier Large Company Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231605 03-15 SA212/SAR212 01-15

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 25, 2015

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	March 25, 2015